      As filed with the Securities and Exchange Commission on May 23, 2008

                                           REGISTRATION STATEMENT NO. 333-147885
                                                                       811-07463

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 2                                               [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 39                                                             [X]


                        (Check Appropriate box or boxes.)

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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This registration statement incorporates by reference the Prospectuses dated April 28, 2008, for the Portfolio Architect contracts, the Portfolio Architect Select contracts, the Premier Advisers (Class I) contracts and the Premier Advisers (Class II) contracts, included in Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File Nos. 333-147885/811-07463, filed on April 8, 2008 pursuant to paragraph (b) of Rule 485.

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                            PREMIER ADVISERS-CLASS I
                            PREMIER ADVISERS-CLASS II

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                     APRIL 28, 2008, AS REVISED MAY 28, 2008


                                       FOR

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT



This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").



This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     4

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8

CONDENSED FINANCIAL INFORMATION--Portfolio Architect............................     9

FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Fund ABD II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0



(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

             CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080            96,813

  AIM V.I. Premier Equity Subaccount (Series I)
  (4/01).............................................  2006      0.689          0.724                --
                                                       2005      0.663          0.689           153,812
                                                       2004      0.637          0.663           157,758
                                                       2003      0.517          0.637           372,497
                                                       2002      0.754          0.517           357,964
                                                       2001      0.830          0.754           241,521

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      0.636          0.622                --
                                                       2005      0.563          0.636           339,022
                                                       2004      0.528          0.563           343,123
                                                       2003      0.435          0.528           503,143
                                                       2002      0.639          0.435           661,958
                                                       2001      0.712          0.639           324,584

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.923          2.173            12,239
                                                       2006      1.622          1.923            12,239
                                                       2005      1.445          1.622                --
                                                       2004      1.294          1.445                --
                                                       2003      1.000          1.294                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.712          1.892             4,780
                                                       2006      1.578          1.712             4,783
                                                       2005      1.380          1.578                --
                                                       2004      1.246          1.380                --
                                                       2003      1.000          1.246                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.605          1.659            52,595
                                                       2006      1.416          1.605            73,203
                                                       2005      1.359          1.416           107,362
                                                       2004      1.251          1.359           103,349
                                                       2003      1.000          1.251            59,872

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      2.154          2.131                --
                                                       2005      1.851          2.154           176,886
                                                       2004      1.574          1.851           196,986
                                                       2003      1.280          1.574           255,779
                                                       2002      1.737          1.280           270,019
                                                       2001      2.040          1.737           336,154

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2007      1.947          2.040                --
                                                       2006      1.493          1.947            29,503
                                                       2005      1.186          1.493            29,503
                                                       2004      0.964          1.186            20,143
                                                       2003      0.686          0.964            23,822
                                                       2002      0.788          0.686            22,508
                                                       2001      0.916          0.788            20,143

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      2.222          2.901                --
                                                       2005      2.107          2.222            93,753
                                                       2004      1.630          2.107           126,020
                                                       2003      1.235          1.630           161,641
                                                       2002      1.201          1.235           140,640
                                                       2001      1.097          1.201            50,526

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2007      1.272          1.341            51,816
                                                       2006      1.110          1.272            86,919
                                                       2005      1.081          1.110            94,383
                                                       2004      1.045          1.081           259,373
                                                       2003      0.876          1.045           381,457
                                                       2002      1.069          0.876           371,768
                                                       2001      1.143          1.069           336,104

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2007      1.313          1.149           160,090
                                                       2006      1.286          1.313           221,131
                                                       2005      1.235          1.286           224,827
                                                       2004      1.127          1.235           348,659
                                                       2003      0.869          1.127           381,440
                                                       2002      1.092          0.869           379,872
                                                       2001      1.131          1.092            96,701

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                --
                                                       2005      1.207          1.309                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                --
                                                       2005      1.205          1.306                --
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.273          1.470         2,971,301
                                                       2006      1.161          1.273         3,168,966
                                                       2005      1.011          1.161         4,280,283
                                                       2004      0.892          1.011         3,647,076
                                                       2003      0.707          0.892         2,833,494
                                                       2002      0.795          0.707         1,448,191
                                                       2001      0.845          0.795           812,432

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01)...........................  2007      0.997          1.047                --
                                                       2006      0.890          0.997                --
                                                       2005      0.750          0.890                --
                                                       2004      0.752          0.750                --
                                                       2003      0.612          0.752                --
                                                       2002      0.672          0.612                --
                                                       2001      0.780          0.672                --

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2007      1.895          2.151         1,078,732
                                                       2006      1.713          1.895         1,131,448
                                                       2005      1.475          1.713         1,536,520
                                                       2004      1.202          1.475         1,257,903
                                                       2003      0.883          1.202         1,033,765
                                                       2002      0.998          0.883           645,680
                                                       2001      0.984          0.998           422,120

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                --
                                                       2005      1.152          1.253            43,043
                                                       2004      1.039          1.152            38,043
                                                       2003      0.844          1.039            37,990
                                                       2002      1.000          0.844                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556             1,375
                                                       2006      2.226          2.806             1,377
                                                       2005      1.775          2.226                --
                                                       2004      1.446          1.775                --
                                                       2003      1.000          1.446                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04)...................................  2007      1.491          1.694            28,449
                                                       2006      1.247          1.491            29,156
                                                       2005      1.150          1.247            20,241
                                                       2004      1.008          1.150                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                --
                                                       2005      1.174          1.258           367,651
                                                       2004      1.028          1.174           282,741
                                                       2003      0.791          1.028           145,964
                                                       2002      1.000          0.791            10,262

High Yield Bond Trust
  High Yield Bond Trust (9/04).......................  2006      1.065          1.089                --
                                                       2005      1.068          1.065                --
                                                       2004      1.025          1.068                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.056          1.091                --
                                                       2005      0.997          1.056         1,560,916
                                                       2004      0.935          0.997         1,878,827
                                                       2003      0.836          0.935         1,994,391
                                                       2002      0.910          0.836         1,889,750
                                                       2001      0.949          0.910         1,393,717

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.041          1.247            29,031
                                                       2006      0.995          1.041            29,661
                                                       2005      0.900          0.995            40,175
                                                       2004      0.801          0.900            41,391
                                                       2003      0.645          0.801           121,635
                                                       2002      0.930          0.645           146,706
                                                       2001      0.904          0.930            95,078

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.400          0.480            47,947
                                                       2006      0.377          0.400           123,023
                                                       2005      0.344          0.377           138,574
                                                       2004      0.347          0.344           138,753
                                                       2003      0.241          0.347           381,740
                                                       2002      0.414          0.241           387,276
                                                       2001      0.524          0.414           175,237

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.671          0.722         1,046,799
                                                       2006      0.578          0.671         1,120,478
                                                       2005      0.557          0.578         1,804,628
                                                       2004      0.541          0.557         1,998,456
                                                       2003      0.444          0.541         2,077,643
                                                       2002      0.608          0.444         2,427,740
                                                       2001      0.798          0.608         2,406,047

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.544          1.733                --
                                                       2005      1.508          1.544             8,382
                                                       2004      1.334          1.508                --
                                                       2003      1.000          1.334                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.092          1.053           668,182

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.691          1.751           114,593

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.026          1.059           266,883
                                                       2006      0.905          1.026           288,843
                                                       2005      0.882          0.905           493,510
                                                       2004      0.813          0.882           534,259
                                                       2003      0.647          0.813           524,644
                                                       2002      0.847          0.647           503,511
                                                       2001      0.916          0.847           422,599

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.763          1.688         1,784,434

  LMPVET Investors Subaccount (Class I) (4/98).......  2007      1.588          1.623           604,868
                                                       2006      1.364          1.588           743,030
                                                       2005      1.301          1.364           841,876
                                                       2004      1.198          1.301         1,246,041
                                                       2003      0.920          1.198         1,357,363
                                                       2002      1.214          0.920         1,382,902
                                                       2001      1.308          1.214         1,037,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.062          1.063           229,793

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.102          1.193         1,004,021
                                                       2006      0.993          1.102         1,147,788
                                                       2005      0.962          0.993         1,185,060
                                                       2004      0.849          0.962         1,656,152
                                                       2003      0.579          0.849         1,407,085
                                                       2002      0.901          0.579         1,204,866
                                                       2001      0.987          0.901           940,675

  LMPVET Social Awareness Subaccount (8/05)..........  2007      1.178          1.285                --
                                                       2006      1.111          1.178                --
                                                       2005      1.082          1.111                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.026          1.024             5,246
                                                       2006      1.002          1.026             5,787
                                                       2005      0.994          1.002             5,795
                                                       2004      0.999          0.994             5,803
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2007      1.955          2.051                --
                                                       2006      1.682          1.955         1,236,619
                                                       2005      1.642          1.682         1,517,564
                                                       2004      1.541          1.642         1,977,712
                                                       2003      1.126          1.541         1,992,931
                                                       2002      1.527          1.126         1,870,724
                                                       2001      1.587          1.527         1,558,759

  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02).............................................  2007      1.194          1.244                --
                                                       2006      1.164          1.194           145,848
                                                       2005      1.124          1.164           170,279
                                                       2004      1.137          1.124           152,928
                                                       2003      0.799          1.137            29,944
                                                       2002      1.000          0.799                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02).............................................  2007      1.324          1.371                --
                                                       2006      1.211          1.324            27,279
                                                       2005      1.120          1.211            23,719
                                                       2004      1.043          1.120            26,812
                                                       2003      0.757          1.043                --
                                                       2002      1.000          0.757                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02).............................................  2007      1.232          1.287                --
                                                       2006      1.114          1.232                --
                                                       2005      1.092          1.114                --
                                                       2004      1.024          1.092                --
                                                       2003      0.799          1.024                --
                                                       2002      1.000          0.799                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.616          1.679                --
                                                       2006      1.400          1.616                --
                                                       2005      1.378          1.400                --
                                                       2004      1.243          1.378                --
                                                       2003      1.000          1.243                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.807          1.991                --
                                                       2006      1.636          1.807            72,960
                                                       2005      1.536          1.636            72,102
                                                       2004      1.258          1.536            56,720
                                                       2003      1.000          1.258            41,756

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.100          1.135                --
                                                       2005      1.077          1.100             2,640
                                                       2004      0.983          1.077             3,253

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.451          2.559           138,393
                                                       2006      2.574          2.451           154,419

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.585          1.603           219,627
                                                       2006      1.503          1.585           239,636

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.190                --
                                                       2006      1.072          1.135            12,069

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.180          1.189            11,739

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.561          1.523           129,634
                                                       2006      1.416          1.561           160,094

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.185          2.805           141,640
                                                       2006      2.131          2.185           175,808

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256                --
                                                       2006      1.135          1.200                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.664          1.750           116,805
                                                       2006      1.588          1.664           206,702

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.103           182,632
                                                       2006      1.001          1.078            97,510

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.072          1.061           116,994
                                                       2006      1.016          1.072             4,563

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.661          0.728            53,588
                                                       2006      0.669          0.661            53,690

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.027          2.554           786,963

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.499          1.575           362,762

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.326          1.404           272,232
                                                       2006      1.200          1.326           172,001

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023         2,080,012
                                                       2006      1.003          1.220         2,222,572

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.144          1.211            13,348

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634                --
                                                       2006      1.471          1.582                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.525          1.600                --
                                                       2006      1.472          1.525                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.029          0.982           104,049
                                                       2006      1.003          1.029            31,018

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.033          1.224           228,167
                                                       2006      1.058          1.033           240,320

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.440          1.506           311,280
                                                       2006      1.386          1.440           321,845

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.218          1.259         3,657,663
                                                       2006      1.191          1.218         3,297,733

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.145          1.084           103,546

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.591          1.628         1,264,246
                                                       2006      1.570          1.591         1,301,050

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.990          2.039         1,565,918
                                                       2006      1.940          1.990         1,766,122

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.958          2.008         1,666,166
                                                       2006      1.832          1.958         1,947,944

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.099           186,309
                                                       2006      0.996          1.051           230,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148           109,264
                                                       2006      0.998          1.069           223,533

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201                --
                                                       2006      1.089          1.157             4,140

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.077          1.107                --
                                                       2006      1.040          1.077                --

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      1.180          1.191                --
                                                       2005      1.166          1.180           354,503
                                                       2004      1.173          1.166           355,009
                                                       2003      1.182          1.173           436,377
                                                       2002      1.185          1.182           496,277
                                                       2001      1.169          1.185           360,510

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.116          1.179                --
                                                       2005      1.072          1.116                --
                                                       2004      0.981          1.072                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                --
                                                       2006      1.127          1.117            13,348
                                                       2005      1.122          1.127            26,919
                                                       2004      1.046          1.122            36,676
                                                       2003      1.000          1.046            51,525

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328           258,626
                                                       2006      1.214          1.241           284,273
                                                       2005      1.204          1.214           375,687
                                                       2004      1.167          1.204           465,728
                                                       2003      1.129          1.167           524,472
                                                       2002      1.051          1.129           604,082
                                                       2001      1.000          1.051           103,986

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      0.885          0.961             8,919
                                                       2006      0.810          0.885             5,841
                                                       2005      0.767          0.810             5,850
                                                       2004      0.725          0.767             5,858
                                                       2003      0.558          0.725             5,868
                                                       2002      0.805          0.558            89,067
                                                       2001      1.000          0.805             7,226

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.392          1.507                --
                                                       2006      1.108          1.392            77,941
                                                       2005      1.003          1.108           113,235
                                                       2004      0.877          1.003            76,088
                                                       2003      0.694          0.877            94,763
                                                       2002      0.856          0.694            74,910
                                                       2001      1.000          0.856            24,093

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      1.945          2.077                --
                                                       2006      1.685          1.945            42,557
                                                       2005      1.599          1.685            44,067
                                                       2004      1.288          1.599            67,406
                                                       2003      0.874          1.288           106,169
                                                       2002      1.087          0.874            57,411
                                                       2001      1.000          1.087            27,820

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      0.628          0.669                --
                                                       2005      0.587          0.628            53,710
                                                       2004      0.560          0.587           110,868
                                                       2003      0.440          0.560            90,841
                                                       2002      0.587          0.440            71,936
                                                       2001      0.683          0.587                --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.490          1.588                --
                                                       2005      1.509          1.490           256,709
                                                       2004      1.442          1.509           256,429
                                                       2003      1.161          1.442           408,955
                                                       2002      1.268          1.161           484,977
                                                       2001      1.313          1.268           279,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      2.357          2.574                --
                                                       2005      2.130          2.357           162,180
                                                       2004      1.859          2.130           128,132
                                                       2003      1.412          1.859           129,069
                                                       2002      1.675          1.412           115,579
                                                       2001      1.675          1.675            60,704

  Travelers Equity Income Subaccount (12/96).........  2006      1.847          1.940                --
                                                       2005      1.796          1.847         2,679,097
                                                       2004      1.661          1.796         2,862,543
                                                       2003      1.287          1.661         2,428,341
                                                       2002      1.519          1.287         1,313,576
                                                       2001      1.607          1.519           841,328

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.466          1.503                --
                                                       2005      1.453          1.466           224,395
                                                       2004      1.337          1.453           230,345
                                                       2003      1.110          1.337           249,967
                                                       2002      1.088          1.110           223,221
                                                       2001      1.170          1.088           142,360

  Travelers Federated Stock Subaccount (1/97)........  2006      1.787          1.850                --
                                                       2005      1.724          1.787            36,744
                                                       2004      1.585          1.724            42,108
                                                       2003      1.262          1.585            71,119
                                                       2002      1.589          1.262            58,964
                                                       2001      1.629          1.589            49,959

  Travelers Large Cap Subaccount (12/96).............  2006      1.523          1.570                --
                                                       2005      1.424          1.523         2,173,741
                                                       2004      1.358          1.424         2,272,925
                                                       2003      1.107          1.358         2,003,732
                                                       2002      1.457          1.107           697,276
                                                       2001      1.635          1.457           580,647

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.009          1.072                --
                                                       2005      0.915          1.009            12,209
                                                       2004      0.803          0.915            12,663
                                                       2003      0.673          0.803            12,674
                                                       2002      0.914          0.673            19,612
                                                       2001      1.080          0.914            30,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.000          1.058                --
                                                       2005      0.986          1.000           266,093
                                                       2004      0.878          0.986           292,440
                                                       2003      0.651          0.878           348,775
                                                       2002      1.293          0.651           359,238
                                                       2001      1.491          1.293            72,577

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.775          1.832                --
                                                       2005      1.752          1.775           910,507
                                                       2004      1.597          1.752           977,824
                                                       2003      1.392          1.597         1,004,603
                                                       2002      1.493          1.392           892,719

  Travelers MFS(R) Value Subaccount (7/00)...........  2006      1.110          1.200                --
                                                       2005      1.060          1.110                --
                                                       2004      0.948          1.060             3,444
                                                       2003      0.853          0.948                --
                                                       2002      0.996          0.853                --
                                                       2001      1.027          0.996                --

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.233          1.416                --
                                                       2005      1.144          1.233           114,840
                                                       2004      1.004          1.144           108,573
                                                       2003      0.793          1.004           109,047
                                                       2002      0.926          0.793            91,836
                                                       2001      1.207          0.926            31,327

  Travelers Pioneer Fund Subaccount (8/03)...........  2006      1.386          1.471                --
                                                       2005      1.329          1.386                --
                                                       2004      1.215          1.329                --
                                                       2003      1.000          1.215                --

  Travelers Pioneer Strategic Income Subaccount
  (12/96)............................................  2006      1.458          1.472                --
                                                       2005      1.429          1.458                --
                                                       2004      1.309          1.429                --
                                                       2003      1.112          1.309                --
                                                       2002      1.067          1.112                --
                                                       2001      1.083          1.067                --

  Travelers Quality Bond Subaccount (12/96)..........  2006      1.399          1.386                --
                                                       2005      1.398          1.399           388,238
                                                       2004      1.376          1.398           547,242
                                                       2003      1.306          1.376           579,498
                                                       2002      1.255          1.306           567,356
                                                       2001      1.235          1.255            84,704

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (12/96)......  2006      1.399          1.459                --
                                                       2005      1.393          1.399            93,671
                                                       2004      1.284          1.393           156,213
                                                       2003      0.984          1.284           176,023
                                                       2002      1.506          0.984           182,286
                                                       2001      1.749          1.506           118,014

  Travelers U.S. Government Securities Subaccount
  (4/05).............................................  2006      1.079          1.040                --
                                                       2005      1.051          1.079                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.411          1.356         5,956,077
                                                       2006      1.235          1.411         6,463,246
                                                       2005      1.206          1.235         7,572,323
                                                       2004      1.043          1.206         7,975,332
                                                       2003      0.811          1.043         7,388,884
                                                       2002      1.023          0.811         7,429,824
                                                       2001      1.089          1.023         5,630,049

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98).............................................  2007      0.761          0.842           889,586
                                                       2006      0.724          0.761           991,440
                                                       2005      0.682          0.724         1,065,820
                                                       2004      0.668          0.682         1,379,986
                                                       2003      0.540          0.668         1,356,878
                                                       2002      0.779          0.540         1,392,298
                                                       2001      0.850          0.779         1,289,753




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156             --
                                                       2006      1.000          1.080             --

  AIM V.I. Premier Equity Subaccount (Series I)
  (4/01).............................................  2006      1.045          1.097             --
                                                       2005      1.000          1.045             --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.161          1.135             --
                                                       2005      1.000          1.161             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.330          1.502             --
                                                       2006      1.122          1.330             --
                                                       2005      1.000          1.122             --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.246          1.377             --
                                                       2006      1.149          1.246             --
                                                       2005      1.000          1.149             --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.184          1.223             --
                                                       2006      1.045          1.184             --
                                                       2005      1.000          1.045             --

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      1.172          1.159             --
                                                       2005      1.000          1.172             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2007      1.597          1.673             --
                                                       2006      1.225          1.597             --
                                                       2005      1.000          1.225             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      1.089          1.421             --
                                                       2005      1.000          1.089             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2007      1.159          1.221             --
                                                       2006      1.012          1.159             --
                                                       2005      1.000          1.012             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2007      1.085          0.949             --
                                                       2006      1.063          1.085             --
                                                       2005      1.000          1.063             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.082          1.177             --
                                                       2005      1.070          1.082             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.109          1.236             --
                                                       2005      1.000          1.109             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.246          1.437             --
                                                       2006      1.136          1.246             --
                                                       2005      1.000          1.136             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01)...........................  2007      1.324          1.390             --
                                                       2006      1.183          1.324             --
                                                       2005      1.000          1.183             --

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2007      1.265          1.435             --
                                                       2006      1.144          1.265             --
                                                       2005      1.000          1.144             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.085          1.264             --
                                                       2005      1.000          1.085             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.530          1.938             --
                                                       2006      1.214          1.530             --
                                                       2005      1.000          1.214             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04)...................................  2007      1.287          1.461             --
                                                       2006      1.077          1.287             --
                                                       2005      1.000          1.077             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.067          1.279             --
                                                       2005      1.000          1.067             --

High Yield Bond Trust
  High Yield Bond Trust (9/04).......................  2006      0.992          1.014             --
                                                       2005      1.000          0.992             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.064          1.099             --
                                                       2005      1.000          1.064             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.188          1.422             --
                                                       2006      1.136          1.188             --
                                                       2005      1.000          1.136             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.197          1.432             --
                                                       2006      1.128          1.197             --
                                                       2005      1.000          1.128             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.213          1.304             --
                                                       2006      1.045          1.213             --
                                                       2005      1.000          1.045             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.034          1.160             --
                                                       2005      1.000          1.034             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.234          1.189             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.185          1.226             --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.168          1.205             --
                                                       2006      1.031          1.168             --
                                                       2005      1.000          1.031             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.248          1.195             --

  LMPVET Investors Subaccount (Class I) (4/98).......  2007      1.222          1.249             --
                                                       2006      1.051          1.222             --
                                                       2005      1.000          1.051             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.129          1.130             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.198          1.296             --
                                                       2006      1.080          1.198             --
                                                       2005      1.000          1.080             --

  LMPVET Social Awareness Subaccount (8/05)..........  2007      1.111          1.212             --
                                                       2006      1.049          1.111             --
                                                       2005      1.049          1.049             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.030          1.027             --
                                                       2006      1.006          1.030             --
                                                       2005      1.000          1.006             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2007      1.207          1.266             --
                                                       2006      1.039          1.207             --
                                                       2005      1.000          1.039             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02).............................................  2007      1.087          1.132             --
                                                       2006      1.060          1.087             --
                                                       2005      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02).............................................  2007      1.196          1.238             --
                                                       2006      1.095          1.196             --
                                                       2005      1.000          1.095             --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02).............................................  2007      1.141          1.192             --
                                                       2006      1.032          1.141             --
                                                       2005      1.000          1.032             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.187          1.233             --
                                                       2006      1.029          1.187             --
                                                       2005      1.000          1.029             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.191          1.312             --
                                                       2006      1.079          1.191             --
                                                       2005      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.022          1.055             --
                                                       2005      1.000          1.022             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.191             --
                                                       2006      1.200          1.142             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.083          1.095             --
                                                       2006      1.028          1.083             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.230          1.290             --
                                                       2006      1.162          1.230             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.279          1.288             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.357          1.324             --
                                                       2006      1.232          1.357             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.188          1.525             --
                                                       2006      1.159          1.188             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.114          1.166             --
                                                       2006      1.055          1.114             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.119          1.176             --
                                                       2006      1.068          1.119             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.102             --
                                                       2006      1.001          1.077             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.072          1.060             --
                                                       2006      1.016          1.072             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.141          1.256             --
                                                       2006      1.155          1.141             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.662          2.094             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.490          1.564             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.241          1.314             --
                                                       2006      1.124          1.241             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022             --
                                                       2006      1.003          1.220             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.009          1.068             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.196          1.235             --
                                                       2006      1.113          1.196             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.057          1.109             --
                                                       2006      1.021          1.057             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.981             --
                                                       2006      1.003          1.028             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.085          1.285             --
                                                       2006      1.111          1.085             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.023          1.070             --
                                                       2006      0.985          1.023             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.043          1.078             --
                                                       2006      1.020          1.043             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.144          1.083             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.127          1.153             --
                                                       2006      1.113          1.127             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.113          1.140             --
                                                       2006      1.086          1.113             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.118          1.145             --
                                                       2006      1.046          1.118             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098             --
                                                       2006      0.996          1.051             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147             --
                                                       2006      0.998          1.068             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.077          1.117             --
                                                       2006      1.014          1.077             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.000          1.027             --
                                                       2006      0.966          1.000             --

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      1.012          1.020             --
                                                       2005      1.000          1.012             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.046          1.105             --
                                                       2005      1.000          1.046             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.985          1.005             --
                                                       2006      0.995          0.985             --
                                                       2005      1.000          0.995             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.025          1.096             --
                                                       2006      1.003          1.025             --
                                                       2005      1.000          1.003             --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      1.171          1.271             --
                                                       2006      1.072          1.171             --
                                                       2005      1.000          1.072             --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.384          1.498             --
                                                       2006      1.101          1.384             --
                                                       2005      1.000          1.101             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      1.222          1.304             --
                                                       2006      1.059          1.222             --
                                                       2005      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      1.085          1.155             --
                                                       2005      1.000          1.085             --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.002          1.068             --
                                                       2005      1.000          1.002             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.099          1.200             --
                                                       2005      1.000          1.099             --

  Travelers Equity Income Subaccount (12/96).........  2006      1.033          1.086             --
                                                       2005      1.000          1.033             --

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.003          1.028             --
                                                       2005      1.000          1.003             --

  Travelers Federated Stock Subaccount (1/97)........  2006      1.035          1.072             --
                                                       2005      1.000          1.035             --

  Travelers Large Cap Subaccount (12/96).............  2006      1.080          1.113             --
                                                       2005      1.000          1.080             --

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.095          1.162             --
                                                       2005      1.000          1.095             --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.051          1.111             --
                                                       2005      1.000          1.051             --

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.014          1.046             --
                                                       2005      1.000          1.014             --

  Travelers MFS(R) Value Subaccount (7/00)...........  2006      1.040          1.124             --
                                                       2005      1.000          1.040             --

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.073          1.232             --
                                                       2005      1.000          1.073             --

  Travelers Pioneer Fund Subaccount (8/03)...........  2006      1.049          1.113             --
                                                       2005      1.000          1.049             --

  Travelers Pioneer Strategic Income Subaccount
  (12/96)............................................  2006      1.011          1.021             --
                                                       2005      1.000          1.011             --

  Travelers Quality Bond Subaccount (12/96)..........  2006      0.995          0.985             --
                                                       2005      1.000          0.995             --

  Travelers Strategic Equity Subaccount (12/96)......  2006      1.048          1.094             --
                                                       2005      1.000          1.048             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (4/05).............................................  2006      1.002          0.966             --
                                                       2005      0.989          1.002             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.180          1.134             --
                                                       2006      1.034          1.180             --
                                                       2005      1.000          1.034             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98).............................................  2007      1.131          1.251             --
                                                       2006      1.077          1.131             --
                                                       2005      1.000          1.077             --




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154               --
                                                       2006      1.000          1.078           52,900

  AIM V.I. Premier Equity Subaccount (Series I)
  (4/01).............................................  2006      1.366          1.433               --
                                                       2005      1.316          1.366           39,158
                                                       2004      1.267          1.316           41,292
                                                       2003      1.000          1.267           33,735

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.506          1.470               --
                                                       2005      1.335          1.506           12,608
                                                       2004      1.255          1.335           20,750
                                                       2003      1.000          1.255           20,709

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.909          2.153           54,355
                                                       2006      1.614          1.909           29,141
                                                       2005      1.440          1.614            6,507
                                                       2004      1.292          1.440               --
                                                       2003      1.000          1.292               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.699          1.875          132,961
                                                       2006      1.570          1.699          109,483
                                                       2005      1.375          1.570            4,133
                                                       2004      1.245          1.375               --
                                                       2003      1.000          1.245               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.594          1.644          439,657
                                                       2006      1.408          1.594          516,579
                                                       2005      1.355          1.408          497,820
                                                       2004      1.250          1.355          519,745
                                                       2003      1.000          1.250          441,950

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      1.732          1.712               --
                                                       2005      1.492          1.732          160,393
                                                       2004      1.270          1.492          165,533
                                                       2003      1.000          1.270          159,652

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2007      2.905          3.042               --
                                                       2006      2.232          2.905            6,004
                                                       2005      1.776          2.232            1,857
                                                       2004      1.448          1.776            4,565
                                                       2003      1.000          1.448            3,990

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      1.861          2.424               --
                                                       2005      1.768          1.861          110,553
                                                       2004      1.370          1.768          109,250
                                                       2003      1.000          1.370          104,977

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2007      1.508          1.587          110,045
                                                       2006      1.318          1.508          113,685
                                                       2005      1.286          1.318          133,825
                                                       2004      1.246          1.286          136,971
                                                       2003      1.000          1.246          136,286

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2007      1.566          1.368           92,868
                                                       2006      1.537          1.566          109,594
                                                       2005      1.479          1.537          112,599
                                                       2004      1.352          1.479          127,616
                                                       2003      1.000          1.352          134,933

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417               --
                                                       2005      1.205          1.304               --
                                                       2004      1.074          1.205               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449               --
                                                       2005      1.203          1.301            3,310
                                                       2004      1.067          1.203               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.866          2.150          326,220
                                                       2006      1.705          1.866          304,038
                                                       2005      1.488          1.705          311,143
                                                       2004      1.316          1.488          262,888
                                                       2003      1.000          1.316          237,625

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01)...........................  2007      1.650          1.730           92,163
                                                       2006      1.476          1.650          104,847
                                                       2005      1.246          1.476           92,820
                                                       2004      1.252          1.246          109,811
                                                       2003      1.000          1.252          109,811

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2007      2.217          2.511          179,915
                                                       2006      2.008          2.217          195,106
                                                       2005      1.732          2.008          183,752
                                                       2004      1.415          1.732          176,959
                                                       2003      1.000          1.415          171,217

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.523          1.771               --
                                                       2005      1.403          1.523          325,047
                                                       2004      1.268          1.403          326,400
                                                       2003      1.000          1.268          303,093

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523           44,191
                                                       2006      2.214          2.785           42,168
                                                       2005      1.769          2.214            2,515
                                                       2004      1.444          1.769               --
                                                       2003      1.000          1.444               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04)...................................  2007      1.483          1.681           64,981
                                                       2006      1.243          1.483           53,975
                                                       2005      1.149          1.243            4,134
                                                       2004      1.007          1.149               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.647          1.970               --
                                                       2005      1.540          1.647          262,456
                                                       2004      1.351          1.540          252,892
                                                       2003      1.000          1.351          253,705

High Yield Bond Trust
  High Yield Bond Trust (9/04).......................  2006      1.062          1.085               --
                                                       2005      1.067          1.062               --
                                                       2004      1.024          1.067               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.282          1.324               --
                                                       2005      1.213          1.282          168,021
                                                       2004      1.140          1.213          168,150
                                                       2003      1.000          1.140          160,102

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.639          1.959            9,581
                                                       2006      1.570          1.639           20,059
                                                       2005      1.423          1.570           20,059
                                                       2004      1.268          1.423           20,626
                                                       2003      1.000          1.268           20,099

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.688          2.017           24,307
                                                       2006      1.594          1.688           31,375
                                                       2005      1.455          1.594           19,476
                                                       2004      1.473          1.455           24,153
                                                       2003      1.000          1.473           30,112

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.588          1.706           16,932
                                                       2006      1.371          1.588           25,250
                                                       2005      1.322          1.371           32,923
                                                       2004      1.288          1.322           31,959
                                                       2003      1.000          1.288           29,932

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.536          1.720               --
                                                       2005      1.503          1.536               --
                                                       2004      1.332          1.503               --
                                                       2003      1.000          1.332               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.768          1.703            9,929

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.605          1.659           62,331

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.627          1.676          182,930
                                                       2006      1.439          1.627          196,406
                                                       2005      1.405          1.439          236,122
                                                       2004      1.298          1.405          237,163
                                                       2003      1.000          1.298          238,130

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.860          1.779           55,272

  LMPVET Investors Subaccount (Class I) (4/98).......  2007      1.773          1.809           63,411
                                                       2006      1.527          1.773           63,480
                                                       2005      1.459          1.527           64,604
                                                       2004      1.346          1.459           64,707
                                                       2003      1.000          1.346           61,212

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.582          1.582           24,352

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      2.006          2.168           77,028
                                                       2006      1.812          2.006           89,107
                                                       2005      1.758          1.812           92,906
                                                       2004      1.555          1.758           74,165
                                                       2003      1.000          1.555           82,519

  LMPVET Social Awareness Subaccount (8/05)..........  2007      1.172          1.276               --
                                                       2006      1.108          1.172               --
                                                       2005      1.080          1.108               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.020          1.015               --
                                                       2006      0.997          1.020           25,526
                                                       2005      0.992          0.997               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2007      1.774          1.860               --
                                                       2006      1.529          1.774           57,098
                                                       2005      1.496          1.529           96,500
                                                       2004      1.406          1.496          100,787
                                                       2003      1.000          1.406           96,661

  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02).............................................  2007      1.503          1.564               --
                                                       2006      1.468          1.503           57,916
                                                       2005      1.420          1.468           57,837
                                                       2004      1.439          1.420           58,645
                                                       2003      1.000          1.439           48,556

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02).............................................  2007      1.763          1.824               --
                                                       2006      1.616          1.763           27,045
                                                       2005      1.498          1.616           97,451
                                                       2004      1.398          1.498          104,620
                                                       2003      1.000          1.398          103,531

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02).............................................  2007      1.578          1.647               --
                                                       2006      1.429          1.578           69,122
                                                       2005      1.404          1.429           84,972
                                                       2004      1.319          1.404           89,835
                                                       2003      1.000          1.319           87,673

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.604          1.666               --
                                                       2006      1.393          1.604          222,736
                                                       2005      1.373          1.393          167,989
                                                       2004      1.241          1.373          191,902
                                                       2003      1.000          1.241          138,235

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.793          1.975               --
                                                       2006      1.627          1.793          104,649
                                                       2005      1.531          1.627          124,385
                                                       2004      1.256          1.531          115,915
                                                       2003      1.000          1.256          101,031

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.097          1.131               --
                                                       2005      1.075          1.097               --
                                                       2004      0.982          1.075               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.798          1.872           61,406
                                                       2006      1.890          1.798           61,857

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.402          1.415           77,166
                                                       2006      1.332          1.402          105,317

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.744          1.827               --
                                                       2006      1.649          1.744            4,243

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.812          1.823            4,240

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.044          1.990           55,505
                                                       2006      1.857          2.044           55,337

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.753          2.246          131,829
                                                       2006      1.712          1.753          157,960

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.194          1.247               --
                                                       2006      1.131          1.194               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.407          1.476           51,019
                                                       2006      1.344          1.407           55,495

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099          702,615
                                                       2006      1.001          1.076          545,886

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058          166,823
                                                       2006      1.016          1.071           11,012

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.528          1.680           68,409
                                                       2006      1.549          1.528           68,188

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.023          3.804            6,283

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.265          2.375           52,395

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.623          1.716           65,230
                                                       2006      1.471          1.623           47,135

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020          103,380
                                                       2006      1.003          1.218          198,743

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.135          1.200          112,099

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619            1,260
                                                       2006      1.462          1.570            1,313

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.406           44,279
                                                       2006      1.298          1.342           34,729

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.979          133,933
                                                       2006      1.003          1.027           41,700

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.584          1.874           31,608
                                                       2006      1.625          1.584           31,863

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.089          1.137           89,228
                                                       2006      1.050          1.089           99,900

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.023          1.055          371,258
                                                       2006      1.002          1.023            9,516

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.142          1.080               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.468          1.498           56,536
                                                       2006      1.450          1.468           96,937

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.614          1.650          111,802
                                                       2006      1.576          1.614          112,309

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.433          1.466          720,848
                                                       2006      1.342          1.433          646,587

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096          377,923
                                                       2006      0.996          1.050          391,000

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144           17,645
                                                       2006      0.998          1.067           18,254

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194               --
                                                       2006      1.085          1.151               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.071          1.099           38,036
                                                       2006      1.036          1.071            1,700

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      0.993          1.002               --
                                                       2005      0.983          0.993           29,844
                                                       2004      0.991          0.983           29,863
                                                       2003      1.000          0.991           85,486

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.112          1.175               --
                                                       2005      1.071          1.112               --
                                                       2004      0.981          1.071               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130               --
                                                       2006      1.121          1.109          116,662
                                                       2005      1.118          1.121          156,989
                                                       2004      1.045          1.118          124,785
                                                       2003      1.000          1.045           98,198

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.085          1.159          496,373
                                                       2006      1.064          1.085          510,945
                                                       2005      1.057          1.064          807,879
                                                       2004      1.026          1.057          879,093
                                                       2003      1.000          1.026          964,956

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      1.624          1.760               --
                                                       2006      1.489          1.624               --
                                                       2005      1.414          1.489               --
                                                       2004      1.338          1.414               --
                                                       2003      1.000          1.338               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.105          2.277               --
                                                       2006      1.678          2.105           72,346
                                                       2005      1.522          1.678           98,945
                                                       2004      1.334          1.522           99,611
                                                       2003      1.000          1.334           99,211

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      2.323          2.479               --
                                                       2006      2.016          2.323           46,320
                                                       2005      1.918          2.016           41,965
                                                       2004      1.547          1.918           32,890
                                                       2003      1.000          1.547           31,888

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      1.456          1.549               --
                                                       2005      1.363          1.456           57,702
                                                       2004      1.303          1.363           60,445
                                                       2003      1.000          1.303           51,264

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.262          1.344               --
                                                       2005      1.281          1.262           28,952
                                                       2004      1.227          1.281           28,216
                                                       2003      1.000          1.227           28,220

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.732          1.890               --
                                                       2005      1.568          1.732           82,255
                                                       2004      1.371          1.568           84,401
                                                       2003      1.000          1.371           79,533

  Travelers Equity Income Subaccount (12/96).........  2006      1.501          1.576               --
                                                       2005      1.463          1.501          120,552
                                                       2004      1.355          1.463          125,082
                                                       2003      1.000          1.355          124,524

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.300          1.332               --
                                                       2005      1.291          1.300           89,625
                                                       2004      1.191          1.291           89,703
                                                       2003      1.000          1.191           90,212

  Travelers Federated Stock Subaccount (1/97)........  2006      1.465          1.516               --
                                                       2005      1.416          1.465           14,091
                                                       2004      1.304          1.416           14,023
                                                       2003      1.000          1.304           14,055

  Travelers Large Cap Subaccount (12/96).............  2006      1.408          1.450               --
                                                       2005      1.319          1.408          104,783
                                                       2004      1.261          1.319          100,408
                                                       2003      1.000          1.261           94,478

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.554          1.649               --
                                                       2005      1.412          1.554            4,247
                                                       2004      1.240          1.412            4,251
                                                       2003      1.000          1.240            4,255

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.537          1.625               --
                                                       2005      1.518          1.537           31,618
                                                       2004      1.355          1.518           23,513
                                                       2003      1.000          1.355           21,384

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.301          1.342               --
                                                       2005      1.287          1.301          653,031
                                                       2004      1.175          1.287          630,752
                                                       2003      1.000          1.175          602,454

  Travelers MFS(R) Value Subaccount (7/00)...........  2006      1.362          1.471               --
                                                       2005      1.302          1.362              543
                                                       2004      1.167          1.302               --
                                                       2003      1.000          1.167               --

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.618          1.857               --
                                                       2005      1.504          1.618           43,768
                                                       2004      1.323          1.504           60,945
                                                       2003      1.000          1.323           57,425

  Travelers Pioneer Fund Subaccount (8/03)...........  2006      1.379          1.462               --
                                                       2005      1.325          1.379            1,347
                                                       2004      1.214          1.325               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (12/96)............................................  2006      1.286          1.298               --
                                                       2005      1.263          1.286           13,132
                                                       2004      1.159          1.263               --
                                                       2003      1.000          1.159               --

  Travelers Quality Bond Subaccount (12/96)..........  2006      1.060          1.050               --
                                                       2005      1.062          1.060          100,141
                                                       2004      1.047          1.062           92,668
                                                       2003      1.000          1.047           91,888

  Travelers Strategic Equity Subaccount (12/96)......  2006      1.430          1.491               --
                                                       2005      1.427          1.430           23,731
                                                       2004      1.318          1.427           32,758
                                                       2003      1.000          1.318           27,414

  Travelers U.S. Government Securities Subaccount
  (4/05).............................................  2006      1.076          1.036               --
                                                       2005      1.050          1.076            1,745

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.792          1.719           96,687
                                                       2006      1.572          1.792           99,887
                                                       2005      1.538          1.572          137,706
                                                       2004      1.333          1.538          137,774
                                                       2003      1.000          1.333          142,313

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98).............................................  2007      1.439          1.589           37,541
                                                       2006      1.372          1.439           40,429
                                                       2005      1.295          1.372           96,402
                                                       2004      1.270          1.295           95,608
                                                       2003      1.000          1.270           94,182




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153             --
                                                       2006      1.000          1.078             --

  AIM V.I. Premier Equity Subaccount (Series I)
  (4/01).............................................  2006      1.043          1.095             --
                                                       2005      1.000          1.043             --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.159          1.131             --
                                                       2005      1.000          1.159             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.325          1.493             --
                                                       2006      1.121          1.325             --
                                                       2005      1.000          1.121             --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.241          1.369             --
                                                       2006      1.147          1.241             --
                                                       2005      1.000          1.147             --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.179          1.216             --
                                                       2006      1.043          1.179             --
                                                       2005      1.000          1.043             --

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      1.170          1.157             --
                                                       2005      1.000          1.170             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2007      1.591          1.665             --
                                                       2006      1.223          1.591             --
                                                       2005      1.000          1.223             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      1.088          1.416             --
                                                       2005      1.000          1.088             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2007      1.155          1.214             --
                                                       2006      1.010          1.155             --
                                                       2005      1.000          1.010             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2007      1.081          0.944             --
                                                       2006      1.061          1.081             --
                                                       2005      1.000          1.061             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.174             --
                                                       2005      1.068          1.080             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.107          1.233             --
                                                       2005      1.000          1.107             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.241          1.429             --
                                                       2006      1.134          1.241             --
                                                       2005      1.000          1.134             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01)...........................  2007      1.319          1.382             --
                                                       2006      1.181          1.319             --
                                                       2005      1.000          1.181             --

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2007      1.260          1.427             --
                                                       2006      1.142          1.260             --
                                                       2005      1.000          1.142             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.259             --
                                                       2005      1.000          1.083             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.524          1.927             --
                                                       2006      1.212          1.524             --
                                                       2005      1.000          1.212             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04)...................................  2007      1.282          1.453             --
                                                       2006      1.075          1.282             --
                                                       2005      1.000          1.075             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.274             --
                                                       2005      1.000          1.065             --

High Yield Bond Trust
  High Yield Bond Trust (9/04).......................  2006      0.990          1.011             --
                                                       2005      1.000          0.990             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.062          1.096             --
                                                       2005      1.000          1.062             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.184          1.414             --
                                                       2006      1.134          1.184             --
                                                       2005      1.000          1.134             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.192          1.424             --
                                                       2006      1.126          1.192             --
                                                       2005      1.000          1.126             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.208          1.297             --
                                                       2006      1.043          1.208             --
                                                       2005      1.000          1.043             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.032          1.156             --
                                                       2005      1.000          1.032             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.228          1.182             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.180          1.219             --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.163          1.198             --
                                                       2006      1.029          1.163             --
                                                       2005      1.000          1.029             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.243          1.188             --

  LMPVET Investors Subaccount (Class I) (4/98).......  2007      1.218          1.242             --
                                                       2006      1.049          1.218             --
                                                       2005      1.000          1.049             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.124          1.123             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.193          1.289             --
                                                       2006      1.078          1.193             --
                                                       2005      1.000          1.078             --

  LMPVET Social Awareness Subaccount (8/05)..........  2007      1.107          1.205             --
                                                       2006      1.047          1.107             --
                                                       2005      1.048          1.047             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.026          1.021             --
                                                       2006      1.004          1.026             --
                                                       2005      1.000          1.004             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2007      1.202          1.260             --
                                                       2006      1.037          1.202             --
                                                       2005      1.000          1.037             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02).............................................  2007      1.082          1.127             --
                                                       2006      1.058          1.082             --
                                                       2005      1.000          1.058             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02).............................................  2007      1.192          1.233             --
                                                       2006      1.093          1.192             --
                                                       2005      1.000          1.093             --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02).............................................  2007      1.137          1.186             --
                                                       2006      1.030          1.137             --
                                                       2005      1.000          1.030             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.183          1.228             --
                                                       2006      1.027          1.183             --
                                                       2005      1.000          1.027             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.186          1.307             --
                                                       2006      1.077          1.186             --
                                                       2005      1.000          1.077             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.021          1.052             --
                                                       2005      1.000          1.021             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.138          1.185             --
                                                       2006      1.197          1.138             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.079          1.089             --
                                                       2006      1.026          1.079             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.226          1.284             --
                                                       2006      1.159          1.226             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.273          1.281             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.352          1.316             --
                                                       2006      1.229          1.352             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.184          1.516             --
                                                       2006      1.157          1.184             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.110          1.159             --
                                                       2006      1.052          1.110             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.115          1.169             --
                                                       2006      1.065          1.115             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.098             --
                                                       2006      1.001          1.076             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.070          1.057             --
                                                       2006      1.016          1.070             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.136          1.248             --
                                                       2006      1.152          1.136             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.655          2.082             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.483          1.555             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.237          1.307             --
                                                       2006      1.121          1.237             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019             --
                                                       2006      1.003          1.218             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.005          1.062             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.192          1.228             --
                                                       2006      1.110          1.192             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.053          1.103             --
                                                       2006      1.019          1.053             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.978             --
                                                       2006      1.003          1.027             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.081          1.277             --
                                                       2006      1.109          1.081             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.064             --
                                                       2006      0.983          1.019             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.039          1.072             --
                                                       2006      1.018          1.039             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.142          1.079             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.123          1.146             --
                                                       2006      1.110          1.123             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.109          1.133             --
                                                       2006      1.083          1.109             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.114          1.139             --
                                                       2006      1.044          1.114             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095             --
                                                       2006      0.996          1.049             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143             --
                                                       2006      0.998          1.067             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.073          1.113             --
                                                       2006      1.011          1.073             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      0.996          1.022             --
                                                       2006      0.964          0.996             --

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      1.010          1.018             --
                                                       2005      1.000          1.010             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.044          1.102             --
                                                       2005      1.000          1.044             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.982          1.001             --
                                                       2006      0.993          0.982             --
                                                       2005      1.000          0.993             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.021          1.090             --
                                                       2006      1.002          1.021             --
                                                       2005      1.000          1.002             --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      1.167          1.264             --
                                                       2006      1.070          1.167             --
                                                       2005      1.000          1.070             --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.379          1.491             --
                                                       2006      1.100          1.379             --
                                                       2005      1.000          1.100             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      1.217          1.299             --
                                                       2006      1.057          1.217             --
                                                       2005      1.000          1.057             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      1.083          1.152             --
                                                       2005      1.000          1.083             --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.000          1.065             --
                                                       2005      1.000          1.000             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.097          1.197             --
                                                       2005      1.000          1.097             --

  Travelers Equity Income Subaccount (12/96).........  2006      1.032          1.083             --
                                                       2005      1.000          1.032             --

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.001          1.026             --
                                                       2005      1.000          1.001             --

  Travelers Federated Stock Subaccount (1/97)........  2006      1.033          1.069             --
                                                       2005      1.000          1.033             --

  Travelers Large Cap Subaccount (12/96).............  2006      1.078          1.110             --
                                                       2005      1.000          1.078             --

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.093          1.159             --
                                                       2005      1.000          1.093             --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.049          1.109             --
                                                       2005      1.000          1.049             --

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.012          1.044             --
                                                       2005      1.000          1.012             --

  Travelers MFS(R) Value Subaccount (7/00)...........  2006      1.038          1.121             --
                                                       2005      1.000          1.038             --

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.071          1.229             --
                                                       2005      1.000          1.071             --

  Travelers Pioneer Fund Subaccount (8/03)...........  2006      1.047          1.110             --
                                                       2005      1.000          1.047             --

  Travelers Pioneer Strategic Income Subaccount
  (12/96)............................................  2006      1.009          1.019             --
                                                       2005      1.000          1.009             --

  Travelers Quality Bond Subaccount (12/96)..........  2006      0.993          0.983             --
                                                       2005      1.000          0.993             --

  Travelers Strategic Equity Subaccount (12/96)......  2006      1.046          1.091             --
                                                       2005      1.000          1.046             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (4/05).............................................  2006      1.001          0.964             --
                                                       2005      0.988          1.001             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.176          1.127             --
                                                       2006      1.032          1.176             --
                                                       2005      1.000          1.032             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98).............................................  2007      1.127          1.244             --
                                                       2006      1.075          1.127             --
                                                       2005      1.000          1.075             --




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (4/01).............................................  2006      1.362          1.429                --
                                                       2005      1.313          1.362                --
                                                       2004      1.266          1.313                --
                                                       2003      1.000          1.266                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.502          1.464                --
                                                       2005      1.333          1.502                --
                                                       2004      1.253          1.333                --
                                                       2003      1.000          1.253                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.902          2.143                --
                                                       2006      1.609          1.902                --
                                                       2005      1.438          1.609                --
                                                       2004      1.291          1.438                --
                                                       2003      1.011          1.291                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.693          1.866                --
                                                       2006      1.566          1.693                --
                                                       2005      1.373          1.566                --
                                                       2004      1.244          1.373                --
                                                       2003      1.007          1.244                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.588          1.636                --
                                                       2006      1.405          1.588                --
                                                       2005      1.353          1.405                --
                                                       2004      1.249          1.353                --
                                                       2003      1.009          1.249                --

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      1.727          1.707                --
                                                       2005      1.489          1.727                --
                                                       2004      1.269          1.489                --
                                                       2003      1.000          1.269                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2007      2.894          3.029                --
                                                       2006      2.226          2.894                --
                                                       2005      1.773          2.226                --
                                                       2004      1.446          1.773                --
                                                       2003      1.000          1.446                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      1.855          2.415                --
                                                       2005      1.764          1.855                --
                                                       2004      1.369          1.764                --
                                                       2003      1.000          1.369                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2007      1.502          1.579                --
                                                       2006      1.314          1.502                --
                                                       2005      1.283          1.314                --
                                                       2004      1.245          1.283                --
                                                       2003      1.000          1.245                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2007      1.560          1.362                --
                                                       2006      1.532          1.560                --
                                                       2005      1.476          1.532                --
                                                       2004      1.351          1.476                --
                                                       2003      1.000          1.351                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.413                --
                                                       2005      1.287          1.301                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.446                --
                                                       2005      1.201          1.298                --
                                                       2004      1.066          1.201                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.859          2.139         2,668,615
                                                       2006      1.700          1.859         3,325,653
                                                       2005      1.485          1.700         3,495,579
                                                       2004      1.315          1.485         3,143,308
                                                       2003      1.000          1.315         2,524,212

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01)...........................  2007      1.644          1.722                --
                                                       2006      1.472          1.644                --
                                                       2005      1.243          1.472                --
                                                       2004      1.251          1.243                --
                                                       2003      1.000          1.251                --

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2007      2.209          2.499           951,830
                                                       2006      2.003          2.209         1,221,357
                                                       2005      1.729          2.003         1,398,812
                                                       2004      1.414          1.729         1,322,837
                                                       2003      1.000          1.414           993,130

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.519          1.764                --
                                                       2005      1.400          1.519                --
                                                       2004      1.267          1.400                --
                                                       2003      1.000          1.267                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.775          3.506                --
                                                       2006      2.208          2.775                --
                                                       2005      1.766          2.208                --
                                                       2004      1.443          1.766                --
                                                       2003      1.000          1.443                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04)...................................  2007      1.479          1.675                --
                                                       2006      1.241          1.479                --
                                                       2005      1.148          1.241                --
                                                       2004      1.007          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.642          1.962                --
                                                       2005      1.537          1.642                --
                                                       2004      1.350          1.537                --
                                                       2003      1.000          1.350                --

High Yield Bond Trust
  High Yield Bond Trust (9/04).......................  2006      1.060          1.083                --
                                                       2005      1.066          1.060                --
                                                       2004      1.024          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.279          1.319                --
                                                       2005      1.210          1.279         1,222,226
                                                       2004      1.139          1.210         1,227,819
                                                       2003      1.000          1.139         1,205,337

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.633          1.950                --
                                                       2006      1.565          1.633                --
                                                       2005      1.420          1.565                --
                                                       2004      1.267          1.420                --
                                                       2003      1.000          1.267                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.682          2.008                --
                                                       2006      1.589          1.682                --
                                                       2005      1.452          1.589                --
                                                       2004      1.471          1.452                --
                                                       2003      1.000          1.471                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.582          1.697           274,664
                                                       2006      1.367          1.582           289,001
                                                       2005      1.320          1.367           414,229
                                                       2004      1.287          1.320           433,673
                                                       2003      1.000          1.287           401,879

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.531          1.714                --
                                                       2005      1.501          1.531                --
                                                       2004      1.331          1.501                --
                                                       2003      1.132          1.331                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.761          1.694                --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.598          1.651                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.620          1.668                --
                                                       2006      1.435          1.620                --
                                                       2005      1.402          1.435                --
                                                       2004      1.297          1.402                --
                                                       2003      1.000          1.297                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.853          1.771           553,785

  LMPVET Investors Subaccount (Class I) (4/98).......  2007      1.766          1.801           306,263
                                                       2006      1.522          1.766           321,954
                                                       2005      1.456          1.522           308,552
                                                       2004      1.345          1.456           326,279
                                                       2003      1.000          1.345           231,388

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.576          1.575                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.999          2.157           754,217
                                                       2006      1.806          1.999           862,051
                                                       2005      1.755          1.806           930,546
                                                       2004      1.554          1.755           999,526
                                                       2003      1.000          1.554           888,216

  LMPVET Social Awareness Subaccount (8/05)..........  2007      1.168          1.271                --
                                                       2006      1.106          1.168                --
                                                       2005      1.107          1.106                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.016          1.010                --
                                                       2006      0.995          1.016                --
                                                       2005      0.990          0.995                --
                                                       2004      0.998          0.990                --
                                                       2003      0.998          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2007      1.767          1.852                --
                                                       2006      1.525          1.767           721,025
                                                       2005      1.493          1.525           809,277
                                                       2004      1.405          1.493           804,820
                                                       2003      1.000          1.405           777,219

  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02).............................................  2007      1.497          1.558                --
                                                       2006      1.464          1.497                --
                                                       2005      1.417          1.464                --
                                                       2004      1.437          1.417                --
                                                       2003      1.000          1.437                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02).............................................  2007      1.756          1.817                --
                                                       2006      1.612          1.756                --
                                                       2005      1.495          1.612                --
                                                       2004      1.396          1.495                --
                                                       2003      1.000          1.396                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02).............................................  2007      1.572          1.640                --
                                                       2006      1.425          1.572                --
                                                       2005      1.402          1.425                --
                                                       2004      1.318          1.402                --
                                                       2003      1.000          1.318                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.598          1.659                --
                                                       2006      1.389          1.598                --
                                                       2005      1.371          1.389                --
                                                       2004      1.240          1.371                --
                                                       2003      1.093          1.240                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.787          1.967                --
                                                       2006      1.623          1.787                --
                                                       2005      1.528          1.623                --
                                                       2004      1.255          1.528                --
                                                       2003      1.101          1.255                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.095          1.129                --
                                                       2005      1.075          1.095                --
                                                       2004      0.982          1.075                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.791          1.863                --
                                                       2006      1.884          1.791                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.397          1.409                --
                                                       2006      1.328          1.397                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.737          1.820                --
                                                       2006      1.644          1.737                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.804          1.814                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.036          1.981                --
                                                       2006      1.851          2.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.746          2.235                --
                                                       2006      1.707          1.746                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.190          1.242                --
                                                       2006      1.129          1.190                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.402          1.469                --
                                                       2006      1.340          1.402                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097                --
                                                       2006      1.001          1.075                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.070          1.056                --
                                                       2006      1.016          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.523          1.672                --
                                                       2006      1.544          1.523                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.010          3.785           538,213

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.255          2.364                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.618          1.709                --
                                                       2006      1.467          1.618                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018         1,649,996
                                                       2006      1.003          1.218         2,034,851

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.130          1.194                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.564          1.612                --
                                                       2006      1.458          1.564                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.399                --
                                                       2006      1.293          1.337                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.977                --
                                                       2006      1.003          1.027                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.578          1.865                --
                                                       2006      1.620          1.578                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.085          1.131                --
                                                       2006      1.046          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050         3,064,428
                                                       2006      0.998          1.019         1,738,267

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.141          1.078                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.462          1.491         1,010,758
                                                       2006      1.445          1.462         1,266,299

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.608          1.642         1,097,351
                                                       2006      1.571          1.608         1,407,717

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.428          1.459         2,783,970
                                                       2006      1.338          1.428         3,023,665

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094                --
                                                       2006      0.996          1.049                --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142                --
                                                       2006      0.998          1.067                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.083          1.148                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.095                --
                                                       2006      1.034          1.068                --

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      0.991          0.998                --
                                                       2005      0.981          0.991                --
                                                       2004      0.990          0.981                --
                                                       2003      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.110          1.172                --
                                                       2005      1.070          1.110                --
                                                       2004      0.980          1.070                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126                --
                                                       2006      1.118          1.105                --
                                                       2005      1.116          1.118                --
                                                       2004      1.044          1.116                --
                                                       2003      1.039          1.044                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.081          1.153                --
                                                       2006      1.061          1.081                --
                                                       2005      1.055          1.061                --
                                                       2004      1.025          1.055                --
                                                       2003      1.000          1.025                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      1.618          1.751                --
                                                       2006      1.485          1.618                --
                                                       2005      1.411          1.485                --
                                                       2004      1.337          1.411                --
                                                       2003      1.000          1.337                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.097          2.268                --
                                                       2006      1.673          2.097                --
                                                       2005      1.520          1.673                --
                                                       2004      1.333          1.520                --
                                                       2003      1.000          1.333                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      2.314          2.469                --
                                                       2006      2.011          2.314                --
                                                       2005      1.914          2.011                --
                                                       2004      1.546          1.914                --
                                                       2003      1.000          1.546                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      1.452          1.544                --
                                                       2005      1.361          1.452                --
                                                       2004      1.302          1.361                --
                                                       2003      1.000          1.302                --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.259          1.340                --
                                                       2005      1.278          1.259                --
                                                       2004      1.226          1.278                --
                                                       2003      1.000          1.226                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.727          1.884                --
                                                       2005      1.565          1.727                --
                                                       2004      1.370          1.565                --
                                                       2003      1.000          1.370                --

  Travelers Equity Income Subaccount (12/96).........  2006      1.497          1.571                --
                                                       2005      1.460          1.497         1,552,524
                                                       2004      1.354          1.460         1,608,698
                                                       2003      1.000          1.354         1,283,216

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.296          1.328                --
                                                       2005      1.288          1.296                --
                                                       2004      1.190          1.288                --
                                                       2003      1.000          1.190                --

  Travelers Federated Stock Subaccount (1/97)........  2006      1.460          1.511                --
                                                       2005      1.413          1.460                --
                                                       2004      1.303          1.413                --
                                                       2003      1.000          1.303                --

  Travelers Large Cap Subaccount (12/96).............  2006      1.404          1.445                --
                                                       2005      1.316          1.404         1,338,422
                                                       2004      1.260          1.316         1,357,487
                                                       2003      1.000          1.260           904,975

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.549          1.644                --
                                                       2005      1.409          1.549                --
                                                       2004      1.239          1.409                --
                                                       2003      1.000          1.239                --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.532          1.620                --
                                                       2005      1.515          1.532                --
                                                       2004      1.354          1.515                --
                                                       2003      1.000          1.354                --

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.298          1.338                --
                                                       2005      1.284          1.298                --
                                                       2004      1.174          1.284                --
                                                       2003      1.000          1.174                --

  Travelers MFS(R) Value Subaccount (7/00)...........  2006      1.359          1.467                --
                                                       2005      1.301          1.359                --
                                                       2004      1.166          1.301                --
                                                       2003      1.000          1.166                --

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.613          1.851                --
                                                       2005      1.501          1.613                --
                                                       2004      1.322          1.501                --
                                                       2003      1.000          1.322                --

  Travelers Pioneer Fund Subaccount (8/03)...........  2006      1.375          1.458                --
                                                       2005      1.322          1.375                --
                                                       2004      1.213          1.322                --
                                                       2003      1.059          1.213                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (12/96)............................................  2006      1.282          1.293                --
                                                       2005      1.260          1.282                --
                                                       2004      1.158          1.260                --
                                                       2003      1.000          1.158                --

  Travelers Quality Bond Subaccount (12/96)..........  2006      1.057          1.046                --
                                                       2005      1.060          1.057                --
                                                       2004      1.046          1.060                --
                                                       2003      1.000          1.046                --

  Travelers Strategic Equity Subaccount (12/96)......  2006      1.426          1.486                --
                                                       2005      1.424          1.426                --
                                                       2004      1.317          1.424                --
                                                       2003      1.000          1.317                --

  Travelers U.S. Government Securities Subaccount
  (4/05).............................................  2006      1.074          1.034                --
                                                       2005      1.061          1.074                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.785          1.711         4,223,038
                                                       2006      1.568          1.785         4,752,227
                                                       2005      1.535          1.568         5,179,929
                                                       2004      1.332          1.535         5,095,744
                                                       2003      1.000          1.332         4,440,246

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98).............................................  2007      1.433          1.581           433,492
                                                       2006      1.368          1.433           488,213
                                                       2005      1.293          1.368           500,978
                                                       2004      1.269          1.293           505,433
                                                       2003      1.000          1.269           436,887




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (4/01).............................................  2006      1.358          1.424                --
                                                       2005      1.311          1.358                --
                                                       2004      1.264          1.311                --
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.497          1.458                --
                                                       2005      1.330          1.497             7,384
                                                       2004      1.252          1.330             7,813
                                                       2003      1.000          1.252             3,811

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.895          2.133                --
                                                       2006      1.605          1.895                --
                                                       2005      1.435          1.605                --
                                                       2004      1.290          1.435                --
                                                       2003      1.000          1.290                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.687          1.858                --
                                                       2006      1.561          1.687                --
                                                       2005      1.371          1.561                --
                                                       2004      1.243          1.371                --
                                                       2003      1.000          1.243                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.582          1.629                --
                                                       2006      1.401          1.582                --
                                                       2005      1.350          1.401                --
                                                       2004      1.248          1.350                --
                                                       2003      1.000          1.248                --

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      1.722          1.701                --
                                                       2005      1.486          1.722                --
                                                       2004      1.268          1.486                --
                                                       2003      1.000          1.268                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2007      2.883          3.016                --
                                                       2006      2.219          2.883                --
                                                       2005      1.770          2.219                --
                                                       2004      1.445          1.770                --
                                                       2003      1.000          1.445                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      1.850          2.405                --
                                                       2005      1.761          1.850             1,279
                                                       2004      1.367          1.761             1,281
                                                       2003      1.000          1.367             1,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2007      1.497          1.571            12,672
                                                       2006      1.311          1.497            12,672
                                                       2005      1.281          1.311            20,327
                                                       2004      1.244          1.281            20,638
                                                       2003      1.000          1.244            20,942

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2007      1.554          1.355             9,332
                                                       2006      1.528          1.554             9,332
                                                       2005      1.473          1.528            11,264
                                                       2004      1.350          1.473            11,342
                                                       2003      1.000          1.350            11,420

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298                --
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.852          2.129         4,359,665
                                                       2006      1.695          1.852         4,660,582
                                                       2005      1.483          1.695         4,680,744
                                                       2004      1.313          1.483         4,207,707
                                                       2003      1.000          1.313         1,122,355

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01)...........................  2007      1.638          1.713                --
                                                       2006      1.468          1.638                --
                                                       2005      1.241          1.468                --
                                                       2004      1.250          1.241                --
                                                       2003      1.000          1.250                --

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2007      2.200          2.487         2,235,933
                                                       2006      1.997          2.200         2,361,091
                                                       2005      1.726          1.997         2,432,829
                                                       2004      1.412          1.726         2,194,458
                                                       2003      1.000          1.412           543,271

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.515          1.758                --
                                                       2005      1.398          1.515            13,995
                                                       2004      1.266          1.398            13,997
                                                       2003      1.000          1.266            14,189

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490                --
                                                       2006      2.202          2.765                --
                                                       2005      1.763          2.202                --
                                                       2004      1.442          1.763                --
                                                       2003      1.000          1.442                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04)...................................  2007      1.475          1.669                --
                                                       2006      1.239          1.475                --
                                                       2005      1.147          1.239                --
                                                       2004      1.006          1.147                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.637          1.955                --
                                                       2005      1.534          1.637             6,474
                                                       2004      1.349          1.534             6,879
                                                       2003      1.000          1.349             3,724

High Yield Bond Trust
  High Yield Bond Trust (9/04).......................  2006      1.058          1.081                --
                                                       2005      1.066          1.058                --
                                                       2004      1.023          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.275          1.315                --
                                                       2005      1.208          1.275            16,865
                                                       2004      1.138          1.208            16,741
                                                       2003      1.000          1.138             8,441

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.627          1.940                --
                                                       2006      1.561          1.627                --
                                                       2005      1.417          1.561                --
                                                       2004      1.266          1.417                --
                                                       2003      1.000          1.266                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.675          1.998                --
                                                       2006      1.585          1.675                --
                                                       2005      1.449          1.585                --
                                                       2004      1.470          1.449                --
                                                       2003      1.000          1.470                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.576          1.689             1,296
                                                       2006      1.363          1.576             1,297
                                                       2005      1.317          1.363             1,299
                                                       2004      1.286          1.317             1,300
                                                       2003      1.000          1.286             1,503

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527                --
                                                       2004      1.330          1.498                --
                                                       2003      1.000          1.330                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.753          1.686           831,100

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.591          1.643                --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.614          1.660                --
                                                       2006      1.430          1.614                --
                                                       2005      1.400          1.430                --
                                                       2004      1.295          1.400                --
                                                       2003      1.000          1.295                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.845          1.762         1,080,176

  LMPVET Investors Subaccount (Class I) (4/98).......  2007      1.760          1.792           171,432
                                                       2006      1.518          1.760           176,729
                                                       2005      1.454          1.518           161,033
                                                       2004      1.344          1.454           139,795
                                                       2003      1.000          1.344            50,612

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.569          1.567           635,672

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.991          2.147         1,009,342
                                                       2006      1.801          1.991         1,095,490
                                                       2005      1.752          1.801         1,147,079
                                                       2004      1.552          1.752         1,048,840
                                                       2003      1.000          1.552           375,083

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (8/05)..........  2007      1.165          1.267                --
                                                       2006      1.104          1.165                --
                                                       2005      1.079          1.104                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.013          1.006                --
                                                       2006      0.993          1.013                --
                                                       2005      0.989          0.993                --
                                                       2004      0.998          0.989                --
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2007      1.760          1.844                --
                                                       2006      1.520          1.760         1,196,918
                                                       2005      1.491          1.520         1,246,311
                                                       2004      1.404          1.491         1,069,599
                                                       2003      1.000          1.404           302,948

  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02).............................................  2007      1.491          1.551                --
                                                       2006      1.459          1.491           667,053
                                                       2005      1.415          1.459           715,186
                                                       2004      1.436          1.415           620,074
                                                       2003      1.000          1.436           127,068

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02).............................................  2007      1.750          1.809                --
                                                       2006      1.607          1.750           840,007
                                                       2005      1.492          1.607           802,106
                                                       2004      1.395          1.492           550,643
                                                       2003      1.000          1.395            93,308

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02).............................................  2007      1.566          1.633                --
                                                       2006      1.421          1.566                --
                                                       2005      1.399          1.421                --
                                                       2004      1.317          1.399                --
                                                       2003      1.000          1.317                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592            22,184
                                                       2005      1.369          1.385            23,050
                                                       2004      1.239          1.369            22,999
                                                       2003      1.000          1.239            12,080

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780                --
                                                       2005      1.525          1.618                --
                                                       2004      1.255          1.525                --
                                                       2003      1.000          1.255                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126                --
                                                       2005      1.074          1.093                --
                                                       2004      0.982          1.074                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.784          1.854             9,246
                                                       2006      1.878          1.784             9,246

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.392          1.402                --
                                                       2006      1.324          1.392                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.730          1.812                --
                                                       2006      1.638          1.730                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.797          1.805                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.028          1.971                --
                                                       2006      1.846          2.028                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.740          2.224                --
                                                       2006      1.701          1.740                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237                --
                                                       2006      1.126          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.396          1.462                --
                                                       2006      1.336          1.396                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095           388,098
                                                       2006      1.001          1.075            22,629

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.054                --
                                                       2006      1.016          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.517          1.664           277,159
                                                       2006      1.540          1.517           325,375

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.997          3.767           671,672

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.246          2.352         1,029,445

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.613          1.702                --
                                                       2006      1.464          1.613                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016         2,360,606
                                                       2006      1.003          1.217         2,531,964

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.126          1.189                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604                --
                                                       2006      1.453          1.559                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.332          1.392                --
                                                       2006      1.289          1.332                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.975             2,861
                                                       2006      1.003          1.026                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.572          1.855             2,460
                                                       2006      1.615          1.572             2,463

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.080          1.126                --
                                                       2006      1.043          1.080                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.015          1.045         1,581,578
                                                       2006      0.995          1.015           663,441

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.140          1.077                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.457          1.484         2,185,641
                                                       2006      1.441          1.457         2,321,735

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.602          1.634         2,313,355
                                                       2006      1.566          1.602         2,436,480

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.422          1.452         6,728,382
                                                       2006      1.334          1.422         7,038,901

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092            10,809
                                                       2006      0.996          1.048            11,604

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140            10,603
                                                       2006      0.998          1.066            11,217

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187                --
                                                       2006      1.081          1.145                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.065          1.091                --
                                                       2006      1.032          1.065                --

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      0.988          0.995                --
                                                       2005      0.979          0.988                --
                                                       2004      0.989          0.979                --
                                                       2003      1.000          0.989                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.109          1.170                --
                                                       2005      1.070          1.109                --
                                                       2004      0.980          1.070                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.100          1.121                --
                                                       2006      1.115          1.100                --
                                                       2005      1.114          1.115                --
                                                       2004      1.044          1.114                --
                                                       2003      1.000          1.044                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.077          1.148            12,636
                                                       2006      1.058          1.077            11,770
                                                       2005      1.053          1.058            11,170
                                                       2004      1.025          1.053            10,564
                                                       2003      1.000          1.025             6,138

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      1.612          1.743                --
                                                       2006      1.481          1.612                --
                                                       2005      1.408          1.481                --
                                                       2004      1.336          1.408                --
                                                       2003      1.000          1.336                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.089          2.258                --
                                                       2006      1.668          2.089                --
                                                       2005      1.517          1.668                --
                                                       2004      1.332          1.517                --
                                                       2003      1.000          1.332                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      2.305          2.458                --
                                                       2006      2.005          2.305             1,266
                                                       2005      1.911          2.005             1,268
                                                       2004      1.545          1.911             1,270
                                                       2003      1.000          1.545             1,412

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      1.448          1.540                --
                                                       2005      1.358          1.448           352,092
                                                       2004      1.301          1.358           304,909
                                                       2003      1.000          1.301           124,561

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.255          1.336                --
                                                       2005      1.276          1.255                --
                                                       2004      1.224          1.276                --
                                                       2003      1.000          1.224                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.722          1.878                --
                                                       2005      1.563          1.722             9,246
                                                       2004      1.369          1.563             9,246
                                                       2003      1.000          1.369             9,246

  Travelers Equity Income Subaccount (12/96).........  2006      1.492          1.566                --
                                                       2005      1.457          1.492         2,505,017
                                                       2004      1.353          1.457         2,580,531
                                                       2003      1.000          1.353           558,535

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.293          1.324                --
                                                       2005      1.286          1.293             3,829
                                                       2004      1.188          1.286             3,986
                                                       2003      1.000          1.188             4,136

  Travelers Federated Stock Subaccount (1/97)........  2006      1.456          1.506                --
                                                       2005      1.411          1.456                --
                                                       2004      1.302          1.411                --
                                                       2003      1.000          1.302                --

  Travelers Large Cap Subaccount (12/96).............  2006      1.400          1.441                --
                                                       2005      1.314          1.400         2,323,309
                                                       2004      1.259          1.314         2,380,119
                                                       2003      1.000          1.259           323,338

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.545          1.638                --
                                                       2005      1.407          1.545                --
                                                       2004      1.238          1.407                --
                                                       2003      1.000          1.238                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.528          1.615                --
                                                       2005      1.513          1.528             4,383
                                                       2004      1.352          1.513             3,276
                                                       2003      1.000          1.352             3,531

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.294          1.334                --
                                                       2005      1.282          1.294         3,374,388
                                                       2004      1.173          1.282         2,921,886
                                                       2003      1.000          1.173           915,961

  Travelers MFS(R) Value Subaccount (7/00)...........  2006      1.357          1.464                --
                                                       2005      1.300          1.357                --
                                                       2004      1.166          1.300                --
                                                       2003      1.000          1.166                --

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.609          1.846                --
                                                       2005      1.499          1.609             3,947
                                                       2004      1.321          1.499             4,107
                                                       2003      1.000          1.321             4,264

  Travelers Pioneer Fund Subaccount (8/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372                --
                                                       2004      1.212          1.320                --
                                                       2003      1.000          1.212                --

  Travelers Pioneer Strategic Income Subaccount
  (12/96)............................................  2006      1.278          1.289                --
                                                       2005      1.258          1.278                --
                                                       2004      1.157          1.258                --
                                                       2003      1.000          1.157                --

  Travelers Quality Bond Subaccount (12/96)..........  2006      1.054          1.043                --
                                                       2005      1.058          1.054             5,817
                                                       2004      1.045          1.058             6,056
                                                       2003      1.000          1.045             6,285

  Travelers Strategic Equity Subaccount (12/96)......  2006      1.422          1.482                --
                                                       2005      1.422          1.422                --
                                                       2004      1.316          1.422                --
                                                       2003      1.000          1.316                --

  Travelers U.S. Government Securities Subaccount
  (4/05).............................................  2006      1.072          1.032                --
                                                       2005      1.048          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.778          1.702         5,874,000
                                                       2006      1.563          1.778         6,248,757
                                                       2005      1.532          1.563         6,520,990
                                                       2004      1.331          1.532         5,757,553
                                                       2003      1.000          1.331         1,782,886

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98).............................................  2007      1.428          1.574           198,030
                                                       2006      1.364          1.428           200,553
                                                       2005      1.290          1.364           177,077
                                                       2004      1.268          1.290           175,774
                                                       2003      1.000          1.268            51,686




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Fund ABD II for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund ABD II for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)

American Funds Growth Subaccount (Class 2)

American Funds Growth-Income Subaccount (Class 2)

Dreyfus VIF Appreciation Subaccount (Initial Shares)

Dreyfus VIF Developing Leaders Subaccount (Initial Shares)

Fidelity VIP Contrafund Subaccount (Service Class 2)

Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2)

Fidelity VIP Mid Cap Subaccount (Service Class 2)

FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)

FTVIPT Templeton Foreign Securities Subaccount (Class 2)

Janus Aspen Forty Subaccount (Service Shares)

Janus Aspen Global Life Sciences Subaccount (Service Shares)

Janus Aspen Global Technology (Service Shares)

Janus Aspen Mid Cap Value Subaccount (Service Shares)

Janus Aspen Worldwide Growth Subaccount (Service Shares)

LMPVET Aggressive Growth Subaccount (Class I)

LMPVET Appreciation Subaccount (Class I)

LMPVET Equity Index Subaccount (Class II)

LMPVET Fundamental Value Subaccount (Class I)

LMPVET Investors Subaccount (Class I)

LMPVET Large Cap Growth Subaccount (Class I)

LMPVET Small Cap Growth Subaccount (Class I)

LMPVET Social Awareness Subaccount

LMPVIT Adjustable Rate Income Subaccount

LMPVIT Diversified Strategic Income Subaccount

LMPVIT Global High Yield Bond Subaccount (Class I)

LMPVIT Strategic Bond Subaccount (Class I)

MIST Batterymarch Mid-Cap Stock Subaccount (Class A)

MIST BlackRock High Yield Subaccount (Class A)

MIST BlackRock Large-Cap Core Subaccount (Class E)

MIST Dreman Small-Cap Value Subaccount (Class A)

MIST Harris Oakmark International Subaccount (Class A)

MIST Janus Forty Subaccount (Class A)

MIST Legg Mason Partners Managed Assets Subaccount (Class A)

MIST Lord Abbett Bond Debenture Subaccount (Class A)

MIST Lord Abbett Growth and Income Subaccount (Class B)

MIST Lord Abbett Mid-Cap Value Subaccount (Class B)

MIST Met/AIM Capital Appreciation Subaccount (Class A)

MIST MFS Emerging Markets Equity Subaccount (Class A)

MIST MFS Research International Subaccount (Class B)

MIST MFS Value Subaccount (Class A)

MIST Neuberger Berman Real Estate Subaccount (Class A)

MIST PIMCO Inflation Protected Bond Subaccount (Class A)

MIST Pioneer Fund Subaccount (Class A)

MIST Pioneer Strategic Income Subaccount (Class A)

MIST Third Avenue Small Cap Value Subaccount (Class B)

MSF BlackRock Aggressive Growth Subaccount (Class D)

MSF BlackRock Bond Income Subaccount (Class A)

MSF BlackRock Money Market Subaccount (Class A)

MSF Capital Guardian U.S. Equity Subaccount (Class A)

MSF FI Large Cap Subaccount (Class A)

MSF FI Value Leaders Subaccount (Class D)

MSF MFS Total Return Subaccount (Class F)

MSF Neuberger Berman Mid Cap Value Subaccount (Class A)

MSF Oppenheimer Global Equity Subaccount (Class B)

MSF T. Rowe Price Large Cap Growth Subaccount (Class B)

MSF Western Asset Management U.S. Government Subaccount (Class A)

UIF Core Plus Fixed Income Subaccount (Class II)

UIF Equity Growth Subaccount (Class I)

UIF Mid Cap Growth Subaccount (Class I)

UIF Small Company Growth Subaccount (Class II)

UIF Value Subaccount (Class I)

Morgan Stanley Dividend Growth Subaccount (Class Y)

Morgan Stanley Equity Subaccount (Class Y)

Morgan Stanley S&P 500 Index Subaccount (Class Y)

PIMCO VIT Total Return Subaccount (Administrative Class)

Putnam VT Discovery Growth Subaccount (Class IB)

Van Kampen LIT Comstock Subaccount (Class I)

Van Kampen LIT Comstock Subaccount (Class II)

Van Kampen LIT Enterprise Subaccount (Class I)

Van Kampen LIT Enterprise Subaccount (Class II)

Van Kampen LIT Government Subaccount (Class I)

Van Kampen LIT Government Subaccount (Class II)

Van Kampen LIT Growth and Income Subaccount (Class I)

Van Kampen LIT Growth and Income Subaccount (Class II)

Van Kampen LIT Strategic Growth Subaccount (Class I)

Van Kampen LIT Strategic Growth Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Core Equity Subaccount (Series I)

Credit Suisse Trust Emerging Markets Subaccount

DWSI Growth & Income Subaccount (Class B)

DWSII International Select Equity Subaccount (Class B)

LMPVPI All Cap Subaccount (Class I)

LMPVPII Growth and Income Subaccount (Class I)

LMPVPI Large Cap Growth Subaccount (Class I)

LMPVPII Aggressive Growth Subaccount (Class I)

Lord Abbett Growth and Income Subaccount (Class VC)

Lord Abbett Mid-Cap Value Subaccount (Class VC)

MIST BlackRock Large-Cap Core Subaccount (Class A)

MSF Western Asset Management High Yield Bond Subaccount (Class A)

UIF Emerging Markets Equity Subaccount (Class I)

UIF Global Value Equity Subaccount (Class I)

MSF Western Asset Management U.S. Government Subaccount (Class A)

UIF U.S. Mid Cap Value Subaccount (Class I)

PIMCO VIT Real Return Subaccount (Administrative Class)

Putnam VT International Equity Subaccount (Class IB)

Putnam VT Small Cap Value Subaccount (Class IB)

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 2007

                              AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS      DREYFUS VIF
                              GLOBAL GROWTH        GROWTH        GROWTH-INCOME     APPRECIATION
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                (CLASS 2)        (CLASS 2)         (CLASS 2)     (INITIAL SHARES)
                              --------------   --------------   --------------   ----------------
ASSETS:
   Investments at fair value    $1,702,328       $2,292,332       $7,024,934        $6,056,632
                                ----------       ----------       ----------        ----------
      Total Assets               1,702,328        2,292,332        7,024,934         6,056,632
                                ----------       ----------       ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                181              246              751               638
      Administrative fees               21               28               87                76
   Due to MetLife Insurance
      Company of Connecticut            --               --               --                --
                                ----------       ----------       ----------        ----------
      Total Liabilities                202              274              838               714
                                ----------       ----------       ----------        ----------
NET ASSETS                      $1,702,126       $2,292,058       $7,024,096        $6,055,918
                                ==========       ==========       ==========        ==========

   The accompanying notes are an integral part of these financial statements.


                                  DREYFUS VIF         FIDELITY VIP     FIDELITY VIP DYNAMIC     FIDELITY VIP
                              DEVELOPING LEADERS       CONTRAFUND      CAPITAL APPRECIATION        MID CAP
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                               (INITIAL SHARES)    (SERVICE CLASS 2)     (SERVICE CLASS 2)    (SERVICE CLASS 2)
                              ------------------   -----------------   --------------------   -----------------
ASSETS:
   Investments at fair value      $11,305,939         $52,232,317            $321,370            $31,980,840
                                  -----------         -----------            --------            -----------
      Total Assets                 11,305,939          52,232,317             321,370             31,980,840
                                  -----------         -----------            --------            -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,180               6,608                  39                  4,042
      Administrative fees                 141                 648                   4                    397
   Due to MetLife Insurance
      Company of Connecticut               --                  --                  --                     --
                                  -----------         -----------            --------            -----------
      Total Liabilities                 1,321               7,256                  43                  4,439
                                  -----------         -----------            --------            -----------
NET ASSETS                        $11,304,618         $52,225,061            $321,327            $31,976,401
                                  ===========         ===========            ========            ===========

   The accompanying notes are an integral part of these financial statements.

                                FTVIPT
                              TEMPLETON       FTVIPT
                              DEVELOPING    TEMPLETON                          JANUS ASPEN        JANUS ASPEN
                                MARKETS      FOREIGN        JANUS ASPEN          GLOBAL             GLOBAL           JANUS ASPEN
                              SECURITIES    SECURITIES         FORTY          LIFE SCIENCES       TECHNOLOGY        MID CAP VALUE
                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                              (CLASS 2)      (CLASS 2)   (SERVICE SHARES)   (SERVICE SHARES)   (SERVICE SHARES)   (SERVICE SHARES)
                              ----------   -----------   ----------------   ----------------   ----------------   ----------------
ASSETS:
   Investments at fair value   $978,917      $594,538       $6,685,001         $1,696,903         $1,971,857         $2,842,673
                               --------      --------       ----------         ----------         ----------         ----------
      Total Assets              978,917       594,538        6,685,001          1,696,903          1,971,857          2,842,673
                               --------      --------       ----------         ----------         ----------         ----------
LIABILITIES:
   Other payables
     Insurance charges              106            66              763                177                205                352
     Administrative fees             12             7               83                 22                 25                 35
   Due to MetLife Insurance
      Company of Connecticut         --            --               --                 --                 --                 --
                               --------      --------       ----------         ----------         ----------         ----------
      Total Liabilities             118            73              846                199                230                387
                               --------      --------       ----------         ----------         ----------         ----------
NET ASSETS $                   $978,799      $594,465       $6,684,155         $1,696,704         $1,971,627         $2,842,286
                               ========      ========       ==========         ==========         ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN    LMPVET AGGRESSIVE     LMPVET     LMPVET EQUITY
                              WORLDWIDE GROWTH        GROWTH       APPRECIATION      INDEX
                                 SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                              (SERVICE SHARES)      (CLASS I)       (CLASS I)     (CLASS II)
                              ----------------  -----------------  ------------  -------------
ASSETS:
   Investments at fair value     $11,255,665       $13,511,481      $21,628,435    $9,351,044
                                 -----------       -----------      -----------    ----------
      Total Assets                11,255,665        13,511,481       21,628,435     9,351,044
                                 -----------       -----------      -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                1,229             1,529            2,249           983
      Administrative fees                139               168              269           116
   Due to MetLife Insurance
      Company of Connecticut              --                --               --            --
                                 -----------       -----------      -----------    ----------
         Total Liabilities             1,368             1,697            2,518         1,099
                                 -----------       -----------      -----------    ----------
NET ASSETS                       $11,254,297       $13,509,784      $21,625,917    $9,349,945
                                 ===========       ===========      ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET                   LMPVET       LMPVET
                              FUNDAMENTAL     LMPVET    LARGE CAP    SMALL CAP     LMPVET       LMPVIT
                                 VALUE      INVESTORS     GROWTH       GROWTH      SOCIAL     ADJUSTABLE
                               SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   AWARENESS  RATE INCOME
                               (CLASS I)    (CLASS I)   (CLASS I)    (CLASS I)   SUBACCOUNT   SUBACCOUNT
                              -----------  -----------  ----------  -----------  ----------  -----------
ASSETS:
   Investments at fair value  $48,137,412  $19,634,732  $5,884,832  $13,396,948   $128,278     $216,552
                              -----------  -----------  ----------  -----------   --------     --------
      Total Assets             48,137,412   19,634,732   5,884,832   13,396,948    128,278      216,552
                              -----------  -----------  ----------  -----------   --------     --------
LIABILITIES:
   Other payables
      Insurance charges             5,289        2,137         681        1,701         13           22
      Administrative fees             598          243          73          166          1            3
   Due to MetLife Insurance
      Company of Connecticut           --           --          --           --         --           --
                              -----------  -----------  ----------  -----------   --------     --------
         Total Liabilities          5,887        2,380         754        1,867         14           25
                              -----------  -----------  ----------  -----------   --------     --------
NET ASSETS                    $48,131,525  $19,632,352  $5,884,078  $13,395,081   $128,264     $216,527
                              ===========  ===========  ==========  ===========   ========     ========

   The accompanying notes are an integral part of these financial statements.

                                                                    LMPVIT        MIST
                                   LMPVIT        LMPVIT GLOBAL    STRATEGIC    BATTERYMARCH
                                 DIVERSIFIED    HIGH YIELD BOND      BOND     MID-CAP STOCK
                              STRATEGIC INCOME     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 SUBACCOUNT       (CLASS I)       (CLASS I)     (CLASS A)
                              ----------------  ---------------  -----------  -------------
ASSETS:
   Investments at fair value     $10,627,811       $9,377,114    $24,353,724    $9,379,908
                                 -----------       ----------    -----------    ----------
      Total Assets                10,627,811        9,377,114     24,353,724     9,379,908
                                 -----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                1,090            1,167          3,041           982
      Administrative fees                131              115            300           117
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                 -----------       ----------    -----------    ----------
         Total Liabilities             1,221            1,282          3,341         1,099
                                 -----------       ----------    -----------    ----------
NET ASSETS                       $10,626,590       $9,375,832    $24,350,383    $9,378,809
                                 ===========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                  MIST          MIST       MIST DREMAN   MIST HARRIS                   MIST LEGG
                                BLACKROCK     BLACKROCK     SMALL-CAP      OAKMARK         MIST     MASON PARTNERS
                               HIGH YIELD  LARGE-CAP CORE     VALUE     INTERNATIONAL  JANUS FORTY  MANAGED ASSETS
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                (CLASS A)    (CLASS E)       (CLASS A)    (CLASS A)     (CLASS A)     (CLASS A)
                              -----------  --------------  -----------  -------------  -----------  --------------
ASSETS:
   Investments at fair value  $12,136,048    $1,225,812      $226,642    $19,276,778   $48,311,677     $183,683
                              -----------    ----------      --------    -----------   -----------     --------
      Total Assets             12,136,048     1,225,812       226,642     19,276,778    48,311,677      183,683
                              -----------    ----------      --------    -----------   -----------     --------
LIABILITIES:
   Other payables
      Insurance charges             1,148           127            36          1,979         5,017           19
      Administrative fees             150            15             3            239           600            2
   Due to MetLife Insurance
      Company of Connecticut           --            --            --             --            --           --
                              -----------    ----------      --------    -----------   -----------     --------
         Total Liabilities          1,298           142            39          2,218         5,617           21
                              -----------    ----------      --------    -----------   -----------     --------
NET ASSETS                    $12,134,750    $1,225,670      $226,603    $19,274,560   $48,306,060     $183,662
                              ===========    ==========      ========    ===========   ===========     ========

The accompanying notes are an integral part of these financial statements.

                              MIST LORD ABBETT    MIST LORD ABBETT   MIST LORD ABBETT       MIST MET/AIM
                               BOND DEBENTURE    GROWTH AND INCOME     MID-CAP VALUE    CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)           (CLASS B)          (CLASS B)            (CLASS A)
                              ----------------   -----------------   ----------------   --------------------
ASSETS:
   Investments at fair value     $10,589,406        $11,675,265          $902,848            $2,282,852
                                 -----------        -----------          --------            ----------
      Total Assets                10,589,406         11,675,265           902,848             2,282,852
                                 -----------        -----------          --------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,094              1,027               101                   298
      Administrative fees                130                145                11                    28
   Due to MetLife Insurance
      Company of Connecticut              --                 --                --                    --
                                 -----------        -----------          --------            ----------
      Total Liabilities                1,224              1,172               112                   326
                                 -----------        -----------          --------            ----------
NET ASSETS                       $10,588,182        $11,674,093          $902,736            $2,282,526
                                 ===========        ===========          ========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                            MIST PIMCO
                                                                                                             INFLATION      MIST
                              MIST MFS EMERGING   MIST MFS RESEARCH                      MIST NEUBERGER      PROTECTED     PIONEER
                               MARKETS EQUITY       INTERNATIONAL     MIST MFS VALUE   BERMAN REAL ESTATE      BOND         FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)            (CLASS B)         (CLASS A)           (CLASS A)        (CLASS A)    (CLASS A)
                              -----------------   -----------------   --------------   ------------------   ----------   ----------
ASSETS:
  Investments at fair value      $22,962,535          $9,652,448        $1,236,674         $21,334,521       $752,054      $50,011
                                 -----------          ----------        ----------         -----------       --------      -------
      Total Assets                22,962,535           9,652,448         1,236,674          21,334,521        752,054       50,011
                                 -----------          ----------        ----------         -----------       --------      -------
LIABILITIES:
  Other payables
    Insurance charges                  2,853               1,286               138               2,519             81            5
    Administrative fees                  284                 120                15                 260              9            1
  Due to MetLife Insurance
    Company of Connecticut                --                  --                --                  --             --           --
                                 -----------          ----------        ----------         -----------       --------      -------
      Total Liabilities                3,137               1,406               153               2,779             90            6
                                 -----------          ----------        ----------         -----------       --------      -------
NET ASSETS                       $22,959,398          $9,651,042        $1,236,521         $21,331,742       $751,964      $50,005
                                 ===========          ==========        ==========         ===========       ========      =======

   The accompanying notes are an integral part of these financial statements.

                                MIST PIONEER     MIST THIRD AVENUE     MSF BLACKROCK     MSF BLACKROCK
                              STRATEGIC INCOME    SMALL CAP VALUE    AGGRESSIVE GROWTH    BOND INCOME
                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                 (CLASS A)           (CLASS B)           (CLASS D)         (CLASS A)
                              ----------------   -----------------   -----------------   -------------
ASSETS:
  Investments at fair value      $2,876,928          $2,905,774         $21,744,327       $20,418,722
                                 ----------          ----------         -----------       -----------
      Total Assets                2,876,928           2,905,774          21,744,327        20,418,722
                                 ----------          ----------         -----------       -----------
LIABILITIES:
  Other payables
    Insurance charges                   297                 306               2,253             2,102
    Administrative fees                  35                  36                 270               251
  Due to MetLife Insurance
    Company of Connecticut               --                  --                  --                --
                                 ----------          ----------         -----------       -----------
      Total Liabilities                 332                 342               2,523             2,353
                                 ----------          ----------         -----------       -----------
NET ASSETS                       $2,876,596          $2,905,432         $21,741,804       $20,416,369
                                 ==========          ==========         ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                       MSF NEUBERGER
                              MSF BLACKROCK        MSF CAPITAL                          MSF FI VALUE   MSF MFS TOTAL      BERMAN
                              MONEY MARKET    GUARDIAN U.S. EQUITY    MSF FI LARGE CAP     LEADERS        RETURN      MID CAP VALUE
                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                (CLASS A)           (CLASS A)            (CLASS A)        (CLASS D)      (CLASS F)       (CLASS A)
                              -------------   --------------------   ----------------   ------------   -------------   -------------
ASSETS:
  Investments at fair value    $41,556,611         $2,024,674           $50,884,608      $41,120,622    $93,667,499     $22,639,343
                               -----------         ----------           -----------      -----------    -----------     -----------
      Total Assets              41,556,611          2,024,674            50,884,608       41,120,622     93,667,499      22,639,343
                               -----------         ----------           -----------      -----------    -----------     -----------
LIABILITIES:
  Other payables
    Insurance charges                4,792                210                 5,645            4,667         10,722           2,662
    Administrative fees                512                 25                   632              509          1,157             281
  Due to MetLife Insurance
    Company of Connecticut              --                 --                    --               --             --              --
                               -----------         ----------           -----------      -----------    -----------     -----------
      Total Liabilities              5,304                235                 6,277            5,176         11,879           2,943
                               -----------         ----------           -----------      -----------    -----------     -----------
NET ASSETS                     $41,551,307         $2,024,439           $50,878,331      $41,115,446    $93,655,620     $22,636,400
                               ===========         ==========           ===========      ===========    ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MSF WESTERN ASSET
                              MSF OPPENHEIMER   MSF OPPENHEIMER   MSF T. ROWE PRICE       MANAGEMENT
                               GLOBAL EQUITY     GLOBAL EQUITY    LARGE CAP GROWTH     U.S. GOVERNMENT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)         (CLASS B)          (CLASS B)           (CLASS A)
                              ---------------   ---------------   -----------------   -----------------
ASSETS:
  Investments at fair value     $20,472,863       $19,781,667        $5,702,687            $254,426
                                -----------       -----------        ----------            --------
      Total Assets               20,472,863        19,781,667         5,702,687             254,426
                                -----------       -----------        ----------            --------
LIABILITIES:
  Other payables
    Insurance charges                 2,409             2,803               593                  24
    Administrative fees                 254               246                71                   3
  Due to MetLife Insurance
    Company of Connecticut               --                --                --                  --
                                -----------       -----------        ----------            --------
      Total Liabilities               2,663             3,049               664                  27
                                -----------       -----------        ----------            --------
NET ASSETS                      $20,470,200       $19,778,618        $5,702,023            $254,399
                                ===========       ===========        ==========            ========

   The accompanying notes are an integral part of these financial statements.

                              UIF CORE PLUS                       UIF MID CAP      UIF SMALL                   MORGAN STANLEY
                              FIXED INCOME    UIF EQUITY GROWTH      GROWTH     COMPANY GROWTH    UIF VALUE    DIVIDEND GROWTH
                               SUBACCOUNT         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                               (CLASS II)         (CLASS I)        (CLASS I)      (CLASS II)      (CLASS I)       (CLASS Y)
                              -------------   -----------------   -----------   --------------   -----------   ---------------
ASSETS:
  Investments at fair value     $7,517,139       $10,385,080      $11,609,570     $3,207,910     $15,270,405      $1,102,543
                                ----------       -----------      -----------     ----------     -----------      ----------
      Total Assets               7,517,139        10,385,080       11,609,570      3,207,910      15,270,405       1,102,543
                                ----------       -----------      -----------     ----------     -----------      ----------
LIABILITIES:
  Other payables
    Insurance charges                1,077             1,318            1,412            471           1,772             156
    Administrative fees                 92               129              144             40             190              14
  Due to MetLife Insurance
    Company of Connecticut              --                --               --          1,950              --              --
                                ----------       -----------      -----------     ----------     -----------      ----------
      Total Liabilities              1,169             1,447            1,556          2,461           1,962             170
                                ----------       -----------      -----------     ----------     -----------      ----------
NET ASSETS                      $7,515,970       $10,383,633      $11,608,014     $3,205,449     $15,268,443      $1,102,373
                                ==========       ===========      ===========     ==========     ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                   PIMCO VIT
                              MORGAN STANLEY   MORGAN STANLEY     TOTAL RETURN        PUTNAM VT
                                  EQUITY        S&P 500 INDEX      SUBACCOUNT     DISCOVERY GROWTH
                                SUBACCOUNT       SUBACCOUNT     (ADMINISTRATIVE      SUBACCOUNT
                                 (CLASS Y)        (CLASS Y)          CLASS)          (CLASS IB)
                              --------------   --------------   ---------------   ----------------
ASSETS:
  Investments at fair value     $1,191,031       $5,690,345       $15,714,564         $172,925
                                ----------       ----------       -----------         --------
      Total Assets               1,191,031        5,690,345        15,714,564          172,925
                                ----------       ----------       -----------         --------
LIABILITIES:
  Other payables
    Insurance charges                  194              824             1,632               18
    Administrative fees                 15               71               194                2
  Due to MetLife Insurance
    Company of Connecticut              --               --                --               --
                                ----------       ----------       -----------         --------
      Total Liabilities                209              895             1,826               20
                                ----------       ----------       -----------         --------
NET ASSETS                      $1,190,822       $5,689,450       $15,712,738         $172,905
                                ==========       ==========       ===========         ========

   The accompanying notes are an integral part of these financial statements.

                              VAN KAMPEN LIT   VAN KAMPEN LIT   VAN KAMPEN LIT   VAN KAMPEN LIT   VAN KAMPEN LIT   VAN KAMPEN LIT
                                 COMSTOCK         COMSTOCK        ENTERPRISE       ENTERPRISE       GOVERNMENT       GOVERNMENT
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                 (CLASS I)       (CLASS II)        (CLASS I)       (CLASS II)        (CLASS I)       (CLASS II)
                              --------------   --------------   --------------   --------------   --------------   --------------
ASSETS:
  Investments at fair value     $2,767,601       $62,902,003       $3,738,466      $4,435,409       $3,287,364       $22,902,895
                                ----------       -----------       ----------      ----------       ----------       -----------
      Total Assets               2,767,601        62,902,003        3,738,466       4,435,409        3,287,364        22,902,895
                                ----------       -----------       ----------      ----------       ----------       -----------
LIABILITIES:
  Other payables
    Insurance charges                  286             8,092              387             551              337             2,685
    Administrative fees                 34               780               46              55               40               281
  Due to MetLife Insurance
    Company of Connecticut              --                --               --              --               --                --
                                ----------       -----------       ----------      ----------       ----------       -----------
      Total Liabilities                320             8,872              433             606              377             2,966
                                ----------       -----------       ----------      ----------       ----------       -----------
NET ASSETS                      $2,767,281       $62,893,131       $3,738,033      $4,434,803       $3,286,987       $22,899,929
                                ==========       ===========       ==========      ==========       ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                VAN KAMPEN LIT     VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT
                              GROWTH AND INCOME  GROWTH AND INCOME  STRATEGIC GROWTH  STRATEGIC GROWTH
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)         (CLASS II)         (CLASS I)         (CLASS II)
                              -----------------  -----------------  ----------------  ----------------
ASSETS:
   Investments at fair value      $9,940,114        $45,702,438        $4,089,911        $11,511,868
                                  ----------        -----------        ----------        -----------
         Total Assets              9,940,114         45,702,438         4,089,911         11,511,868
                                  ----------        -----------        ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                1,028              5,844               422              1,506
      Administrative fees                123                567                50                142
   Due to MetLife Insurance
      Company of Connecticut              --                 --                --                 --
                                  ----------        -----------        ----------        -----------
         Total Liabilities             1,151              6,411               472              1,648
                                  ----------        -----------        ----------        -----------
NET ASSETS                        $9,938,963        $45,696,027        $4,089,439        $11,510,220
                                  ==========        ===========        ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                             AIM V.I. CORE EQUITY  GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                                 SUBACCOUNT         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                               (SERIES I) (a)        (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             -------------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                   $      --          $ 42,838        $ 17,587        $ 108,805
                                                  ---------          --------        --------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                      8,994            19,244          29,177           94,859
      Administrative charges                          1,062             2,259           3,388           10,956
                                                  ---------          --------        --------        ---------
         Total expenses                              10,056            21,503          32,565          105,815
                                                  ---------          --------        --------        ---------
            Net investment income (loss)            (10,056)           21,335         (14,978)           2,990
                                                  ---------          --------        --------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --            63,211         152,749          241,064
      Realized gains (losses) on sale of
         investments                                339,165            67,943          69,250          221,281
                                                  ---------          --------        --------        ---------
            Net realized gains (losses)             339,165           131,154         221,999          462,345
                                                  ---------          --------        --------        ---------
      Change in unrealized gains (losses)
         on investments                            (175,249)           25,340          16,079         (207,972)
                                                  ---------          --------        --------        ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 153,860          $177,829        $223,100        $ 257,363
                                                  =========          ========        ========        =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    DREYFUS VIF        DREYFUS VIF            DWSI
                                             CREDIT SUISSE TRUST    APPRECIATION    DEVELOPING LEADERS  GROWTH & INCOME
                                              EMERGING MARKETS       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               SUBACCOUNT (a)     (INITIAL SHARES)   (INITIAL SHARES)     (CLASSB)(a)
                                             -------------------  ----------------  ------------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $        --          $109,265          $   108,615        $   5,240
                                                 -----------          --------          -----------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                      22,783            85,113              177,407            3,758
      Administrative charges                           2,727            10,088               21,139              304
                                                 -----------          --------          -----------        ---------
         Total expenses                               25,510            95,201              198,546            4,062
                                                 -----------          --------          -----------        ---------
            Net investment income (loss)             (25,510)           14,064              (89,931)           1,178
                                                 -----------          --------          -----------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                --            1,898,985            8,217
      Realized gains (losses) on sale of
         investments                               3,308,191           347,052              284,708          156,846
                                                 -----------          --------          -----------        ---------
            Net realized gains (losses)            3,308,191           347,052            2,183,693          165,063
                                                 -----------          --------          -----------        ---------
      Change in unrealized gains (losses)
         on investments                           (3,014,484)           18,568           (3,742,902)        (148,470)
                                                 -----------          --------          -----------        ---------
      Net increase (decrease) in net assets
         resulting from operations               $   268,197          $379,684          $(1,649,140)       $  17,771
                                                 ===========          ========          ===========        =========

                                             DWSII INTERNATIONAL    FIDELITY VIP
                                                SELECT EQUITY        CONTRAFUND
                                                  SUBACCOUNT         SUBACCOUNT
                                                 (CLASS B)(a)     (SERVICE CLASS 2)
                                             -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $   130,328         $   373,648
                                                 -----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                      33,582             799,572
      Administrative charges                           2,676              78,517
                                                 -----------         -----------
         Total expenses                               36,258             878,089
                                                 -----------         -----------
            Net investment income (loss)              94,070            (504,441)
                                                 -----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    523,501          12,781,514
      Realized gains (losses) on sale of
         investments                               1,537,014           2,561,471
                                                 -----------         -----------
            Net realized gains (losses)            2,060,515          15,342,985
                                                 -----------         -----------
      Change in unrealized gains (losses)
         on investments                           (1,674,354)         (7,315,672)
                                                 -----------         -----------
      Net increase (decrease) in net assets
         resulting from operations               $   480,231         $ 7,522,872
                                                 ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                FTVIPT
                                                                               TEMPLETON
                                          FIDELITY VIP          FIDELITY      DEVELOPING
                                         DYNAMIC CAPITAL          VIP           MARKETS    FTVIPT TEMPLETON
                                          APPRECIATION          MID CAP       SECURITIES  FOREIGN SECURITIES
                                           SUBACCOUNT          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        (SERVICE CLASS 2)  (SERVICE CLASS 2)  (CLASS 2)       (CLASS 2)
                                        -----------------  -----------------  ----------  ------------------
INVESTMENT INCOME:
      Dividends                             $    386           $  158,028      $ 20,934         $11,008
                                            --------           ----------      --------         -------
EXPENSES:
      Mortality and expense risk
         charges                               5,354              490,049        12,357           7,197
      Administrative charges                     558               48,285         1,415             809
                                            --------           ----------      --------         -------
         Total expenses                        5,912              538,334        13,772           8,006
                                            --------           ----------      --------         -------
            Net investment income
               (loss)                         (5,526)            (380,306)        7,162           3,002
                                            --------           ----------      --------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions             37,734            2,930,439        71,931          25,108
      Realized gains (losses) on sale
         of investments                       37,058            1,416,644        86,617           9,815
                                            --------           ----------      --------         -------
            Net realized gains
               (losses)                       74,792            4,347,083       158,548          34,923
                                            --------           ----------      --------         -------
      Change in unrealized gains
         (losses) on investments             (48,833)             (36,139)       59,955          29,816
                                            --------           ----------      --------         -------
      Net increase (decrease) in net
         assets resulting from
         operations                         $ 20,433           $3,930,638      $225,665         $67,741
                                            ========           ==========      ========         =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                             JANUS ASPEN       JANUS ASPEN
                                                               GLOBAL            GLOBAL
                                        JANUS ASPEN FORTY   LIFE SCIENCES      TECHNOLOGY
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        (SERVICE SHARES)   (SERVICE SHARES)  (SERVICE SHARES)
                                        -----------------  ----------------  ----------------
INVESTMENT INCOME:

   Dividends                               $   10,101          $     --          $  6,274
                                           ----------          --------          --------

EXPENSES:
   Mortality and expense risk
      charges                                  79,179            21,366            24,945
   Administrative charges                       8,547             2,541             2,955
                                           ----------          --------          --------
      Total expenses                           87,726            23,907            27,900
                                           ----------          --------          --------
         Net investment income
            (loss)                            (77,625)          (23,907)          (21,626)
                                           ----------          --------          --------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  --                --                --
      Realized gains (losses) on sale of
         investments                          400,813            94,811            72,642
                                           ----------          --------          --------
         Net realized gains (losses)          400,813            94,811            72,642
                                           ----------          --------          --------
      Change in unrealized gains (losses)
         on investments                     1,371,414           237,503           303,488
                                           ----------          --------          --------
      Net increase (decrease) in net
         assets resulting from operations  $1,694,602          $308,407          $354,504
                                           ==========          ========          ========

                                                                              LMPVET
                                          JANUS ASPEN       JANUS ASPEN     AGGRESSIVE
                                         MID CAP VALUE    WORLDWIDE GROWTH    GROWTH
                                           SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
                                        (SERVICE SHARES)  (SERVICE SHARES)   (CLASS I)
                                        ----------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                            $  37,634         $  66,269       $      --
                                           ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                              45,536           156,592         190,739
      Administrative charges                   4,543            17,756          21,487
                                           ---------         ---------       ---------
         Total expenses                       50,079           174,348         212,226
                                           ---------         ---------       ---------
            Net investment income
               (loss)                        (12,445)         (108,079)       (212,226)
                                           ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions            144,256                --          77,910
      Realized gains (losses) on sale
         of investments                      218,915           677,188         727,778
                                           ---------         ---------       ---------
            Net realized gains
               (losses)                      363,171           677,188         805,688
                                           ---------         ---------       ---------
      Change in unrealized gains
         (losses) on investments            (178,919)          289,340        (688,219)
                                           ---------         ---------       ---------
      Net increase (decrease) in net
         assets resulting from
         operations                        $ 171,807         $ 858,449       $ (94,757)
                                           =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                                      LMPVET
                                           LMPVET        LMPVET     FUNDAMENTAL    LMPVET
                                        APPRECIATION  EQUITY INDEX    VALUE       INVESTORS
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                         (CLASS I)     (CLASS II)    (CLASS I)    (CLASS I)
                                        ------------  ------------  -----------  -----------
INVESTMENT INCOME:
      Dividends                          $   231,923   $  153,061   $   607,474  $   251,656
                                         -----------   ----------   -----------  -----------
EXPENSES:
      Mortality and expense risk
         charges                             295,009      137,487       596,354      288,350
      Administrative charges                  35,317       16,270        67,949       32,851
                                         -----------   ----------   -----------  -----------
         Total expenses                      330,326      153,757       664,303      321,201
                                         -----------   ----------   -----------  -----------
            Net investment income
               (loss)                        (98,403)        (696)      (56,829)     (69,545)
                                         -----------   ----------   -----------  -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions          1,802,774      444,384     2,384,669      541,760
      Realized gains (losses) on sale
         of investments                    1,347,896      614,893       841,060    1,242,480
                                         -----------   ----------   -----------  -----------
            Net realized gains
               (losses)                    3,150,670    1,059,277     3,225,729    1,784,240
                                         -----------   ----------   -----------  -----------
      Change in unrealized gains
         (losses) on investments          (1,465,546)    (626,287)   (4,618,509)  (1,119,535)
                                         -----------   ----------   -----------  -----------
      Net increase (decrease) in net
         assets resulting from
         operations                      $ 1,586,721   $  432,294   $(1,449,609) $   595,160
                                         ===========   ==========   ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          LMPVET      LMPVET                                  LMPVPII        LMPVPI
                                         LARGE CAP   SMALL CAP    LMPVET       LMPVPI       GROWTH AND     LARGE CAP
                                          GROWTH      GROWTH      SOCIAL      ALL CAP         INCOME         GROWTH
                                        SUBACCOUNT  SUBACCOUNT   AWARENESS   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         (CLASS I)   (CLASS I)  SUBACCOUNT  (CLASS I) (a)  (CLASS I) (a)  (CLASS I) (a)
                                        ----------  ----------  ----------  -------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                          $  2,494   $       --   $ 1,712     $    95,216      $    111      $      --
                                         --------   ----------   -------     -----------      --------      ---------
EXPENSES:
      Mortality and expense risk
         charges                           77,395      221,237     1,530         145,377           938         14,538
      Administrative charges                8,508       21,643       183          15,758            96          1,375
                                         --------   ----------   -------     -----------      --------      ---------
         Total expenses                    85,903      242,880     1,713         161,135         1,034         15,913
                                         --------   ----------   -------     -----------      --------      ---------
            Net investment income
               (loss)                     (83,409)    (242,880)       (1)        (65,919)         (923)       (15,913)
                                         --------   ----------   -------     -----------      --------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              --      938,576    19,855       1,650,701         7,988             --
      Realized gains (losses) on sale
         of investments                   237,747      889,593       159       8,156,437        43,155        501,530
                                         --------   ----------   -------     -----------      --------      ---------
            Net realized gains
               (losses)                   237,747    1,828,169    20,014       9,807,138        51,143        501,530
                                         --------   ----------   -------     -----------      --------      ---------
      Change in unrealized gains
         (losses) on investments          (12,333)    (424,023)   (9,035)     (8,148,123)      (41,337)      (371,992)
                                         --------   ----------   -------     -----------      --------      ---------
      Net increase (decrease) in net
         assets resulting from
         operations                      $142,005   $1,161,266   $10,978     $ 1,593,096      $  8,883      $ 113,625
                                         ========   ==========   =======     ===========      ========      =========

   The accompanying notes are an integral part of these financial statements.

                                                   LMPVPII                                 LMPVIT         LMPVIT GLOBAL
                                              AGGRESSIVE GROWTH   LMPVIT ADJUSTABLE      DIVERSIFIED     HIGH YIELD BOND
                                                  SUBACCOUNT         RATE INCOME      STRATEGIC INCOME      SUBACCOUNT
                                                (CLASS I) (a)         SUBACCOUNT         SUBACCOUNT          (CLASS I)
                                              -----------------   -----------------   ----------------   ---------------
INVESTMENT INCOME:
      Dividends                                    $      --          $ 10,451           $ 565,514          $ 703,392
                                                   ---------          --------           ---------          ---------
EXPENSES:
      Mortality and expense risk charges              16,733             3,094             150,040            157,968
      Administrative charges                           1,431               360              18,005             15,766
                                                   ---------          --------           ---------          ---------
         Total expenses                               18,164             3,454             168,045            173,734
                                                   ---------          --------           ---------          ---------
            Net investment income (loss)             (18,164)            6,997             397,469            529,658
                                                   ---------          --------           ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      7,614                --                  --             45,912
      Realized gains (losses) on sale of
         investments                                 753,314              (498)           (322,848)           131,386
                                                   ---------          --------           ---------          ---------
            Net realized gains (losses)              760,928              (498)           (322,848)           177,298
                                                   ---------          --------           ---------          ---------
      Change in unrealized gains (losses)
         on investments                             (643,110)           (6,388)             (3,861)          (866,050)
                                                   ---------          --------           ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                 $  99,654          $    111           $  70,760          $(159,094)
                                                   =========          ========           =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                              MIST                         MIST
                                               LMPVIT      LORD ABBETT     LORD ABBETT    BATTERYMARCH       MIST        BLACKROCK
                                             STRATEGIC        GROWTH         MID-CAP        MID-CAP       BLACKROCK      LARGE-CAP
                                                BOND        AND INCOME        VALUE          STOCK        HIGH YIELD       CORE
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                             (CLASS I)    (CLASS VC)(a)   (CLASS VC)(a)     (CLASS A)     (CLASS A)     (CLASS E)(b)
                                            -----------   -------------   -------------   ------------   ------------   ------------
INVESTMENT INCOME:
      Dividends                             $1,198,961      $     --        $     --      $    36,229    $ 1,436,678      $     --
                                            ----------      --------        --------      -----------    -----------      --------
EXPENSES:
      Mortality and expense risk
         charges                               391,712         3,645           4,588          141,335        162,025        11,313
      Administrative charges                    38,644           375             511           16,799         20,493         1,352
                                            ----------      --------        --------      -----------    -----------      --------
         Total expenses                        430,356         4,020           5,099          158,134        182,518        12,665
                                            ----------      --------        --------      -----------    -----------      --------
            Net investment income (loss)       768,605        (4,020)         (5,099)        (121,905)     1,254,160       (12,665)
                                            ----------      --------        --------      -----------    -----------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --              --        1,444,522             --            --
      Realized gains (losses) on sale of
         investments                          (102,556)      131,304         202,392         (181,844)        31,800           696
                                            ----------      --------        --------      -----------    -----------      --------
            Net realized gains (losses)       (102,556)      131,304         202,392        1,262,678         31,800           696
                                            ----------      --------        --------      -----------    -----------      --------
      Change in unrealized gains (losses)
         on investments                       (592,890)      (97,145)        (91,080)        (539,254)    (1,083,796)       10,838
                                            ----------      --------        --------      -----------    -----------      --------
      Net increase (decrease) in net
         assets resulting from operations   $   73,159      $ 30,139        $106,213      $   601,519    $   202,164      $ (1,131)
                                            ==========      ========        ========      ===========    ===========      ========

   The accompanying notes are an integral part of these financial statements.

                                                                                MIST HARRIS
                                            MIST BLACKROCK     MIST DREMAN        OAKMARK          MIST
                                            LARGE-CAP CORE   SMALL-CAP VALUE   INTERNATIONAL    JANUS FORTY
                                              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)        (CLASS A)       (CLASS A)
                                            --------------   ---------------   -------------   -----------
INVESTMENT INCOME:
      Dividends                                $  9,102         $     --        $   223,545    $    82,868
                                               --------         --------        -----------    -----------
EXPENSES:
      Mortality and expense risk
         charges                                  5,322           19,457            284,799        584,236
      Administrative charges                        636            1,472             34,618         69,880
                                               --------         --------        -----------    -----------
         Total expenses                           5,958           20,929            319,417        654,116
                                               --------         --------        -----------    -----------
            Net investment income (loss)          3,144          (20,929)           (95,872)      (571,248)
                                               --------         --------        -----------    -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                79,295            5,358          1,918,106      7,968,507
      Realized gains (losses) on sale of
         investments                             68,763           57,227            461,504        239,219
                                               --------         --------        -----------    -----------
            Net realized gains (losses)         148,058           62,585          2,379,610      8,207,726
                                               --------         --------        -----------    -----------
      Change in unrealized gains (losses)
         on investments                         (88,442)         (57,178)        (2,532,027)     4,136,254
                                               --------         --------        -----------    -----------
      Net increase (decrease) in net
         assets resulting from operations      $ 62,760         $(15,522)       $  (248,289)   $11,772,732
                                               ========         ========        ===========    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               MIST
                                            LEGG MASON      MIST           MIST                          MIST
                                             PARTNERS    LORD ABBETT   LORD ABBETT        MIST          MET/AIM        MIST MFS
                                             MANAGED        BOND        GROWTH AND    LORD ABBETT       CAPITAL        EMERGING
                                              ASSETS      DEBENTURE       INCOME     MID-CAP VALUE   APPRECIATION   MARKETS EQUITY
                                            SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                            (CLASS A)    (CLASS A)      (CLASS B)      (CLASS B)      (CLASS A)     (CLASS A) (b)
                                            -----------  -----------   -----------   -------------   ------------   --------------
INVESTMENT INCOME:
      Dividends                              $  4,552     $669,777      $ 108,317      $    873       $  2,314        $       --
                                             --------     --------      ---------      --------       --------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                2,429      150,509        133,233         9,944         38,711           231,845
      Administrative charges                      291       17,944         19,045         1,103          3,724            23,032
                                             --------     --------      ---------      --------       --------        ----------
         Total expenses                         2,720      168,453        152,278        11,047         42,435           254,877
                                             --------     --------      ---------      --------       --------        ----------
            Net investment income (loss)        1,832      501,324        (43,961)      (10,174)       (40,121)         (254,877)
                                             --------     --------      ---------      --------       --------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              16,002       15,446        556,576        18,402          6,352                --
      Realized gains (losses) on sale of
         investments                            3,316      190,964        227,933        (5,718)       (39,330)          621,459
                                             --------     --------      ---------      --------       --------        ----------
            Net realized gains (losses)        19,318      206,410        784,509        12,684        (32,978)          621,459
                                             --------     --------      ---------      --------       --------        ----------
      Change in unrealized gains (losses)
         on investments                       (11,929)     (80,019)      (440,906)      (97,884)       317,350         4,698,696
                                             --------     --------      ---------      --------       --------        ----------
      Net increase (decrease) in net
         assets resulting from operations    $  9,221     $627,715      $ 299,642      $(95,374)      $244,251        $5,065,278
                                             ========     ========      =========      ========       ========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                        MIST PIMCO
                                             MIST MFS RESEARCH                    MIST NEUBERGER    INFLATION PROTECTED
                                               INTERNATIONAL    MIST MFS VALUE  BERMAN REAL ESTATE         BOND
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                               (CLASS B) (b)       (CLASS A)         (CLASS A)         (CLASS A) (b)
                                             -----------------  --------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $      --         $      9         $   325,217           $    --
                                                 ---------         --------         -----------           -------
EXPENSES:
      Mortality and expense risk charges           110,985           19,296             414,792             5,177
      Administrative charges                        10,247            2,185              42,740               576
                                                 ---------         --------         -----------           -------
         Total expenses                            121,232           21,481             457,532             5,753
                                                 ---------         --------         -----------           -------
            Net investment income (loss)          (121,232)         (21,472)           (132,315)           (5,753)
                                                 ---------         --------         -----------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           27,118           2,606,054                --
      Realized gains (losses) on sale of
         investments                                58,772           36,250            (214,298)            3,778
                                                 ---------         --------         -----------           -------
            Net realized gains (losses)             58,772           63,368           2,391,756             3,778
                                                 ---------         --------         -----------           -------
      Change in unrealized gains (losses)
         on investments                            500,902           25,324          (6,855,145)           36,644
                                                 ---------         --------         -----------           -------
      Net increase (decrease) in net assets
         resulting from operations               $ 438,442         $ 67,220         $(4,595,704)          $34,669
                                                 =========         ========         ===========           =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                  MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK
                                             MIST PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                 (CLASS A)         (CLASS A)          (CLASS B)          (CLASS D)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  441           $ 22,834          $   5,445          $       --
                                                   ------           --------          ---------          ----------
EXPENSES:
      Mortality and expense risk charges              642             40,341             33,103             286,017
      Administrative charges                           76              4,816              3,893              34,228
                                                   ------           --------          ---------          ----------
         Total expenses                               718             45,157             36,996             320,245
                                                   ------           --------          ---------          ----------
            Net investment income (loss)             (277)           (22,323)           (31,551)           (320,245)
                                                   ------           --------          ---------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                 --             35,766                  --
      Realized gains (losses) on sale of
         investments                                   90             26,424            (34,109)            531,956
                                                   ------           --------          ---------          ----------
            Net realized gains (losses)                90             26,424              1,657             531,956
                                                   ------           --------          ---------          ----------
      Change in unrealized gains (losses)
         on investments                             1,898            157,334           (298,933)          3,721,653
                                                   ------           --------          ---------          ----------
      Net increase (decrease) in net assets
         resulting from operations                 $1,711           $161,435          $(328,827)         $3,933,364
                                                   ======           ========          =========          ==========

                                             MSF BLACKROCK  MSF BLACKROCK
                                              BOND INCOME   MONEY MARKET
                                              SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)      (CLASS A)
                                             -------------  -------------
INVESTMENT INCOME:
      Dividends                                 $744,744      $1,892,769
                                                --------      ----------
EXPENSES:
      Mortality and expense risk charges         275,321         526,692
      Administrative charges                      32,877          57,428
                                                --------      ----------
         Total expenses                          308,198         584,120
                                                --------      ----------
            Net investment income (loss)         436,546       1,308,649
                                                --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --              --
      Realized gains (losses) on sale of
         investments                             231,996              --
                                                --------      ----------
            Net realized gains (losses)          231,996              --
                                                --------      ----------
      Change in unrealized gains (losses)
         on investments                          324,631              --
                                                --------      ----------
      Net increase (decrease) in net assets
         resulting from operations              $993,173      $1,308,649
                                                ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                 MSF CAPITAL                        MSF FI VALUE  MSF MFS TOTAL
                                             GUARDIAN U.S.EQUITY  MSF FI LARGE CAP     LEADERS       RETURN
                                                 SUBACCOUNT          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                (CLASS A) (b)         (CLASS A)       (CLASS D)     (CLASS F)
                                             -------------------  ----------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                                   $      --          $    95,691     $   410,517   $ 2,116,284
                                                  ---------          -----------     -----------   -----------
EXPENSES:
      Mortality and expense risk charges             19,610              764,298         647,327     1,437,031
      Administrative charges                          2,324               85,993          71,031       155,920
                                                  ---------          -----------     -----------   -----------
         Total expenses                              21,934              850,291         718,358     1,592,951
                                                  ---------          -----------     -----------   -----------
            Net investment income (loss)            (21,934)            (754,600)       (307,841)      523,333
                                                  ---------          -----------     -----------   -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions .                      --            3,969,265       4,444,414     3,570,681
      Realized gains (losses) on sale of
         investments                                   (693)             132,827         181,029     1,485,178
                                                  ---------          -----------     -----------   -----------
            Net realized gains (losses)                (693)           4,102,092       4,625,443     5,055,859
                                                  ---------          -----------     -----------   -----------
      Change in unrealized gains (losses)
         on investments                            (115,165)          (1,838,147)     (2,841,880)   (2,590,930)
                                                  ---------          -----------     -----------   -----------
      Net increase (decrease) in net assets
         resulting from operations                $(137,792)         $ 1,509,345     $ 1,475,722   $ 2,988,262
                                                  =========          ===========     ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF NEUBERGER
                                                BERMAN      MSF OPPENHEIMER  MSF OPPENHEIMER  MSF T. ROWE PRICE
                                             MID CAP VALUE   GLOBAL EQUITY    GLOBAL EQUITY   LARGE CAP GROWTH
                                               SUBACCOUNT     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (b)   (CLASS A) (b)      (CLASS B)         (CLASS B)
                                             -------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --      $      --        $ 179,836         $ 12,124
                                              -----------      ---------        ---------         --------
EXPENSES:
      Mortality and expense risk charges          248,492        214,456          349,298           78,092
      Administrative charges                       25,964         22,626           30,753            9,295
                                              -----------      ---------        ---------         --------
         Total expenses                           274,456        237,082          380,051           87,387
                                              -----------      ---------        ---------         --------
            Net investment income (loss)         (274,456)      (237,082)        (200,215)         (75,263)
                                              -----------      ---------        ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --          298,179           55,926
      Realized gains (losses) on sale of
         investments                             (190,970)        33,561          199,166          195,103
                                              -----------      ---------        ---------         --------
            Net realized gains (losses)          (190,970)        33,561          497,345          251,029
                                              -----------      ---------        ---------         --------
      Change in unrealized gains (losses)
         on investments                        (1,444,422)       (74,879)         565,668          288,671
                                              -----------      ---------        ---------         --------
      Net increase (decrease) in net assets
         resulting from operations            $(1,909,848)     $(278,400)       $ 862,798         $464,437
                                              ===========      =========        =========         ========

                                             MSF WESTERN ASSET  MSF WESTERN ASSET
                                              MANAGEMENT HIGH      MANAGEMENT
                                                YIELD BOND       U.S. GOVERNMENT
                                                SUBACCOUNT         SUBACCOUNT
                                               (CLASS A) (a)        (CLASS A)
                                             -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $ 23,295            $5,441
                                                  --------            ------
EXPENSES:
      Mortality and expense risk charges               723             2,303
      Administrative charges                            86               308
                                                  --------            ------
         Total expenses                                809             2,611
                                                  --------            ------
            Net investment income (loss)            22,486             2,830
                                                  --------            ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    1,997                --
      Realized gains (losses) on sale of
         investments                               (10,627)              611
                                                  --------            ------
            Net realized gains (losses)             (8,630)              611
                                                  --------            ------
      Change in unrealized gains (losses)
         on investments                             (7,379)            3,219
                                                  --------            ------
      Net increase (decrease) in net assets
         resulting from operations                $  6,477            $6,660
                                                  ========            ======

   The accompanying notes are an integral part of these financial statements.

                                              UIF EMERGING     UIF GLOBAL   UIF CORE PLUS       UIF
                                             MARKETS EQUITY   VALUE EQUITY   FIXED INCOME  EQUITY GROWTH
                                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                              (CLASS I) (a)  (CLASS I) (a)    (CLASS II)      (CLASS I)
                                             --------------  ------------   -------------  -------------
INVESTMENT INCOME:
      Dividends                               $        --     $        --     $245,239      $       --
                                              -----------     -----------     --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   75,599         104,841      120,242         144,202
      Administrative charges                        7,088          11,099       10,342          14,310
                                              -----------     -----------     --------      ----------
         Total expenses                            82,687         115,940      130,584         158,512
                                              -----------     -----------     --------      ----------
            Net investment income (loss)          (82,687)       (115,940)     114,655        (158,512)
                                              -----------     -----------     --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --              --           --              --
      Realized gains (losses) on sale of
         investments                            8,164,585       7,158,263         (415)        344,749
                                              -----------     -----------     --------      ----------
            Net realized gains (losses)         8,164,585       7,158,263         (415)        344,749
                                              -----------     -----------     --------      ----------
      Change in unrealized gains (losses)
         on investments                        (6,997,966)     (5,528,684)     109,558       1,561,322
                                              -----------     -----------     --------      ----------
      Net increase (decrease) in net assets
         resulting from operations            $ 1,083,932     $ 1,513,639     $223,798      $1,747,559
                                              ===========     ===========     ========      ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               UIF MID      UIF SMALL       UIF U.S.                  MORGAN STANLEY      MORGAN
                                             CAP GROWTH  COMPANY GROWTH  MID CAP VALUE   UIF VALUE   DIVIDEND GROWTH  STANLEY EQUITY
                                             SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                              (CLASS I)    (CLASS II)    (CLASS I) (a)   (CLASS I)      (CLASS Y)        (CLASS Y)
                                             ----------  --------------  -------------  -----------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                              $       --    $      --      $        --   $   349,882      $11,590         $ 1,131
                                             ----------    ---------      -----------   -----------      -------         -------
EXPENSES:
      Mortality and expense risk
         charges                                175,362       68,623          125,093       261,431       19,601           8,357
      Administrative charges                     17,713        5,711           13,085        27,959        1,713             658
                                             ----------    ---------      -----------   -----------      -------         -------
         Total expenses                         193,075       74,334          138,178       289,390       21,314           9,015
                                             ----------    ---------      -----------   -----------      -------         -------
            Net investment income (loss)       (193,075)     (74,334)        (138,178)       60,492       (9,724)         (7,884)
                                             ----------    ---------      -----------   -----------      -------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               561,827      328,382               --     1,328,428           --              --
      Realized gains (losses) on sale of
         investments                            898,051      211,947        8,844,415       643,744       15,769          27,521
                                             ----------    ---------      -----------   -----------      -------         -------
            Net realized gains (losses)       1,459,878      540,329        8,844,415     1,972,172       15,769          27,521
                                             ----------    ---------      -----------   -----------      -------         -------
      Change in unrealized gains (losses)
         on investments                         972,012     (400,763)      (6,925,645)   (2,677,899)      17,101          74,857
                                             ----------    ---------      -----------   -----------      -------         -------
      Net increase (decrease) in net assets
         resulting from operations           $2,238,815    $  65,232      $ 1,780,592   $  (645,235)     $23,146         $94,494
                                             ==========    =========      ===========   ===========      =======         =======

   The accompanying notes are an integral part of these financial statements.

                                                                PIMCO VIT        PIMCO VIT
                                             MORGAN STANLEY    REAL RETURN     TOTAL RETURN        PUTNAM VT
                                              S&P 500 INDEX     SUBACCOUNT       SUBACCOUNT    DISCOVERY GROWTH
                                               SUBACCOUNT    (ADMINISTRATIVE  (ADMINISTRATIVE     SUBACCOUNT
                                               (CLASS Y)        CLASS) (a)         CLASS)         (CLASS IB)
                                             --------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $ 89,257        $  9,541        $  793,226         $     --
                                                --------        --------        ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                 101,881           2,709           209,682            2,342
      Administrative charges                       8,733             304            24,801              279
                                                --------        --------        ----------         --------
         Total expenses                          110,614           3,013           234,483            2,621
                                                --------        --------        ----------         --------
            Net investment income (loss)         (21,357)          6,528           558,743           (2,621)
                                                --------        --------        ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --              --                --           16,060
      Realized gains (losses) on sale of
         investments                             180,482         (29,748)          (27,883)           8,267
                                                --------        --------        ----------         --------
            Net realized gains (losses)          180,482         (29,748)          (27,883)          24,327
                                                --------        --------        ----------         --------
      Change in unrealized gains (losses)
         on investments                           17,709          35,762           585,589           (6,782)
                                                --------        --------        ----------         --------
      Net increase (decrease) in net assets
         resulting from operations              $176,834        $ 12,542        $1,116,449         $ 14,924
                                                ========        ========        ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                PUTNAM VT                         VAN          VAN         VAN         VAN
                                              INTERNATIONAL  PUTNAM VT SMALL   KAMPEN LIT   KAMPEN LIT  KAMPEN LIT  KAMPEN LIT
                                                 EQUITY          CAP VALUE      COMSTOCK     COMSTOCK   ENTERPRISE  ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                             (CLASS IB) (a)   (CLASS IB) (a)   (CLASS I)    (CLASS II)   (CLASS I)  (CLASS II)
                                             --------------  ---------------  -----------  -----------  ----------  ----------
INVESTMENT INCOME:
      Dividends                                $   116,971     $    19,277     $  74,012   $ 1,156,042   $  18,448   $   7,102
                                               -----------     -----------     ---------   -----------   ---------   ---------
EXPENSES:
      Mortality and expense risk
         charges                                    16,347          14,298        45,549     1,101,640      54,189      68,470
      Administrative charges                         1,930           1,692         5,466       106,450       6,503       6,847
                                               -----------     -----------     ---------   -----------   ---------   ---------
         Total expenses                             18,277          15,990        51,015     1,208,090      60,692      75,317
                                               -----------     -----------     ---------   -----------   ---------   ---------
            Net investment income (loss)            98,694           3,287        22,997       (52,048)    (42,244)    (68,215)
                                               -----------     -----------     ---------   -----------   ---------   ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  506,363         385,536        91,089     1,604,260          --          --
      Realized gains (losses) on sale of
         investments                               813,103         820,424       356,344     2,468,530    (356,317)    159,161
                                               -----------     -----------     ---------   -----------   ---------   ---------
            Net realized gains (losses)          1,319,466       1,205,960       447,433     4,072,790    (356,317)    159,161
                                               -----------     -----------     ---------   -----------   ---------   ---------
      Change in unrealized gains (losses)
         on investments                         (1,093,229)       (969,961)     (519,602)   (6,388,655)    874,760     381,179
                                               -----------     -----------     ---------   -----------   ---------   ---------
      Net increase (decrease) in net assets
         resulting from operations             $   324,931     $   239,286     $ (49,172)  $(2,367,913)  $ 476,199   $ 472,125
                                               ===========     ===========     =========   ===========   =========   =========

   The accompanying notes are an integral part of these financial statements.

                                          VAN KAMPEN LIT  VAN KAMPEN LIT    VAN KAMPEN LIT     VAN KAMPEN LIT
                                            GOVERNMENT      GOVERNMENT    GROWTH AND INCOME  GROWTH AND INCOME
                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                             (CLASS I)      (CLASS II)        (CLASS I)         (CLASS II)
                                          --------------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                              $197,381       $  984,858       $   211,304        $   682,007
                                             --------       ----------       -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                               49,367          319,736           155,149            755,925
      Administrative charges                    5,924           33,623            18,618             73,367
                                             --------       ----------       -----------        -----------
         Total expenses                        55,291          353,359           173,767            829,292
                                             --------       ----------       -----------        -----------
            Net investment income (loss)      142,090          631,499            37,537           (147,285)
                                             --------       ----------       -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  --               --           494,073          1,836,752
      Realized gains (losses) on sale of
         investments                           (3,125)         (34,482)        1,103,846          1,467,198
                                             --------       ----------       -----------        -----------
            Net realized gains (losses)        (3,125)         (34,482)        1,597,919          3,303,950
                                             --------       ----------       -----------        -----------
      Change in unrealized gains (losses)
         on investments                        74,264          577,112        (1,368,128)        (2,639,075)
                                             --------       ----------       -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations           $213,229       $1,174,129       $   267,328        $   517,590
                                             ========       ==========       ===========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           VAN KAMPEN LIT    VAN KAMPEN LIT
                                          STRATEGIC GROWTH  STRATEGIC GROWTH
                                            SUBACCOUNT         SUBACCOUNT
                                             (CLASS I)        (CLASS II)
                                          ----------------  ----------------
INVESTMENT INCOME:
      Dividends                              $    2,275        $       --
                                             ----------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                 57,428           179,677
      Administrative charges                      6,891            16,953
                                             ----------        ----------
         Total expenses                          64,319           196,630
                                             ----------        ----------
            Net investment income (loss)        (62,044)         (196,630)
                                             ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --                --
      Realized gains (losses) on sale of
         investments                           (366,372)          296,952
                                             ----------        ----------
            Net realized gains (losses)        (366,372)          296,952
                                             ----------        ----------
      Change in unrealized gains (losses)
         on investments                       1,079,913         1,438,300
                                             ----------        ----------
      Net increase (decrease) in net assets
         resulting from operations           $  651,497        $1,538,622
                                             ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       AIM V.I. CORE EQUITY   AMERICAN FUNDS GLOBAL GROWTH   AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
                                            (SERIES I)                   (CLASS 2)                 (CLASS 2)
                                     -----------------------  ----------------------------  ----------------------
                                       2007 (a)    2006 (b)         2007        2006           2007        2006
                                     -----------  ----------     ----------  ----------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (10,056) $   (9,055)    $   21,335  $   (4,966)    $  (14,978) $   (7,522)
   Net realized gains (losses)           339,165       5,799        131,154      31,378        221,999      43,198
   Change in unrealized gains
      (losses) on investments           (175,249)    175,249         25,340     111,024         16,079      93,013
                                     -----------  ----------     ----------  ----------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 153,860     171,993        177,829     137,436        223,100     128,689
                                     -----------  ----------     ----------  ----------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --          --         16,559      31,613          4,589      53,706
   Transfers from other funding
      options                              9,474   2,262,246        872,664     855,042        766,204   1,215,378
   Contract charges                           (5)       (649)          (288)       (150)          (323)       (256)
   Contract surrenders                  (110,486)   (130,011)      (227,881)   (214,954)      (369,252)   (213,118)
   Transfers to other funding
      options                         (2,270,962)    (65,069)      (224,624)    (48,108)      (207,211)   (217,329)
   Other receipts (payments)             (15,258)     (5,133)        (8,221)         --        (28,703)       (293)
                                     -----------  ----------     ----------  ----------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,387,237)  2,061,384        428,209     623,443        165,304     838,088
                                     -----------  ----------     ----------  ----------     ----------  ----------
      Net increase (decrease)
         in net assets                (2,233,377)  2,233,377        606,038     760,879        388,404     966,777
NET ASSETS:
   Beginning of period                 2,233,377          --      1,096,088     335,209      1,903,654     936,877
                                     -----------  ----------     ----------  ----------     ----------  ----------
   End of period                     $        --  $2,233,377     $1,702,126  $1,096,088     $2,292,058  $1,903,654
                                     ===========  ==========     ==========  ==========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING
                                              SUBACCOUNT                      MARKETS
                                              (CLASS 2)                     SUBACCOUNT
                                     ----------------------------  ----------------------------
                                           2007        2006            2007 (a)       2006
                                        ----------  ----------       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    2,990  $    5,538       $   (25,510) $   (51,469)
   Net realized gains (losses)             462,345     320,991         3,308,191    1,372,969
   Change in unrealized gains
      (losses) on investments             (207,972)    515,318        (3,014,484)     221,950
                                        ----------  ----------       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   257,363     841,847           268,197    1,543,450
                                        ----------  ----------       -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  10,534       7,558               100       11,028
   Transfers from other funding
      options                              881,709     652,553           372,076      884,262
   Contract charges                           (682)       (674)              (40)      (1,453)
   Contract surrenders                    (703,632)   (817,935)         (300,270)  (1,822,987)
   Transfers to other funding
      options                             (298,021)   (226,415)       (6,059,105)    (825,030)
   Other receipts (payments)                (9,000)     (2,039)          (36,890)     (95,779)
                                        ----------  ----------       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (119,092)   (386,952)       (6,024,129)  (1,849,959)
                                        ----------  ----------       -----------  -----------
      Net increase (decrease)
         in net assets                     138,271     454,895        (5,755,932)    (306,509)
NET ASSETS:
   Beginning of period                   6,885,825   6,430,930         5,755,932    6,062,441
                                        ----------  ----------       -----------  -----------
   End of period                        $7,024,096  $6,885,825       $        --  $ 5,755,932
                                        ==========  ==========       ===========  ===========

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS
                                            SUBACCOUNT                   SUBACCOUNT
                                         (INITIAL SHARES)             (INITIAL SHARES)
                                     ------------------------  ------------------------------
                                         2007         2006            2007         2006
                                     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    14,064  $    12,405     $   (89,931) $  (177,259)
   Net realized gains (losses)           347,052      147,954       2,183,693    2,220,899
   Change in unrealized gains
      (losses) on investments             18,568      846,335      (3,742,902)  (1,695,047)
                                     -----------  -----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 379,684    1,006,694      (1,649,140)     348,593
                                     -----------  -----------     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                18,157       20,236          48,406       85,406
   Transfers from other funding
      options                            105,533      140,929         232,366      489,093
   Contract charges                       (1,658)      (2,127)         (3,516)      (4,706)
   Contract surrenders                (1,186,652)  (1,093,458)     (2,370,063)  (2,756,528)
   Transfers to other funding
      options                           (475,799)    (427,632)       (754,163)  (1,213,713)
   Other receipts (payments)             (63,186)     (69,993)       (332,305)    (171,384)
                                     -----------  -----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,603,605)  (1,432,045)     (3,179,275)  (3,571,832)
                                     -----------  -----------     -----------  -----------
      Net increase (decrease)
         in net assets                (1,223,921)    (425,351)     (4,828,415)  (3,223,239)
NET ASSETS:
   Beginning of period                 7,279,839    7,705,190      16,133,033   19,356,272
                                     -----------  -----------     -----------  -----------
   End of period                     $ 6,055,918  $ 7,279,839     $11,304,618  $16,133,033
                                     ===========  ===========     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     DWSI GROWTH & INCOME  DWSII INTERNATIONAL SELECT   FIDELITY VIP CONTRAFUND
                                          SUBACCOUNT            EQUITY SUBACCOUNT             SUBACCOUNT
                                           (CLASS B)                 (CLASS B)             (SERVICE CLASS 2)
                                     --------------------  --------------------------  ------------------------
                                      2007 (a)     2006      2007 (a)       2006           2007         2006
                                     ---------  ---------  -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   1,178  $ (9,008)  $    94,070   $  (22,357)   $  (504,441) $  (329,262)
   Net realized gains (losses)         165,063    14,840     2,060,515       86,970     15,342,985    5,789,753
   Change in unrealized gains
      (losses) on investments         (148,470)   62,378    (1,674,354)     867,327     (7,315,672)    (999,919)
                                     ---------  --------   -----------   ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                17,771    68,210       480,231      931,940      7,522,872    4,460,572
                                     ---------  --------   -----------   ----------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --    10,625        12,568      153,219        155,457      383,350
   Transfers from other funding
      options                            1,351     4,847       137,691      505,272      4,020,230    6,836,938
   Contract charges                         --       (99)           --         (487)        (5,553)      (6,086)
   Contract surrenders                 (54,243)  (58,499)      (20,008)     (76,213)    (6,239,852)  (3,480,658)
   Transfers to other funding
      options                         (627,349)  (11,250)   (5,959,595)    (209,740)    (3,616,554)  (2,699,906)
   Other receipts (payments)               (14)       --            --      (14,852)      (439,708)  (1,503,800)
                                     ---------  --------   -----------   ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (680,255)  (54,376)   (5,829,344)     357,199     (6,125,980)    (470,162)
                                     ---------  --------   -----------   ----------    -----------  -----------
      Net increase (decrease)
         in net assets                (662,484)   13,834    (5,349,113)   1,289,139      1,396,892    3,990,410
NET ASSETS:
   Beginning of period                 662,484   648,650     5,349,113    4,059,974     50,828,169   46,837,759
                                     ---------  --------   -----------   ----------    -----------  -----------
   End of period                     $      --  $662,484   $        --   $5,349,113    $52,225,061  $50,828,169
                                     =========  ========   ===========   ==========    ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                      FTVIPT TEMPLETON
                                     FIDELITY VIP DYNAMIC                            DEVELOPING MARKETS     FTVIPT TEMPLETON
                                     CAPITAL APPRECIATION    FIDELITY VIP MID CAP        SECURITIES        FOREIGN SECURITIES
                                          SUBACCOUNT              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                      (SERVICE CLASS 2)        (SERVICE CLASS2)           (CLASS 2)             (CLASS 2)
                                     --------------------  ------------------------  --------------------  ------------------
                                        2007      2006        2007         2006         2007       2006      2007      2006
                                     ---------  --------   -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (5,526) $ (5,244)     (380,306) $  (460,838) $   7,162  $  (1,899) $  3,002  $   (846)
   Net realized gains (losses)          74,792    26,053     4,347,083    5,127,146    158,548     37,275    34,923     2,070
   Change in unrealized gains
      (losses) on investments          (48,833)   22,106       (36,139)  (1,547,536)    59,955    102,190    29,816    58,665
                                     ---------  --------   -----------  -----------  ---------  ---------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                20,433    42,915     3,930,638    3,118,772    225,665    137,566    67,741    59,889
                                     ---------  --------   -----------  -----------  ---------  ---------  --------  --------

CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --        36,205       93,507      2,383     14,335     1,234        --
   Transfers from other funding
      options                               29    68,459     3,253,796    3,473,382    387,466    436,766   102,730   219,455
   Contract charges                        (69)      (73)       (3,332)      (3,900)      (145)      (152)     (149)     (122)
   Contract surrenders                 (75,889)  (64,294)   (3,086,907)     (62,608)   (62,013)   (35,938)   (8,394)
   Transfers to other funding
      options                          (37,466)   (2,493)   (2,651,894)  (2,104,373)  (335,753)  (177,245)   (2,360)  (13,282)
   Other receipts (payments)                --        --      (261,260)    (841,773)        --         --   (16,710)       --
                                     ---------  --------   -----------  -----------  ---------  ---------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (113,395)    1,599    (2,910,133)  (2,470,064)    (8,657)   211,691    48,807   197,657
                                     ---------  --------   -----------  -----------  ---------  ---------  --------  --------
      Net increase (decrease)
         in net assets                 (92,962)   44,514     1,020,505      648,708    217,008    349,257   116,548   257,546

NET ASSETS:
   Beginning of period                 414,289   369,775    30,955,896   30,307,188    761,791    412,534   477,917   220,371
                                     ---------  --------   -----------  -----------  ---------  ---------  --------  --------
   End of period                     $ 321,327  $414,289   $31,976,401  $30,955,896  $ 978,799  $ 761,791  $594,465  $477,917
                                     =========  ========   ===========  ===========  =========  =========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                                              JANUS ASPEN GLOBAL LIFE
                                        JANUS ASPEN FORTY            SCIENCES            JANUS ASPEN GLOBAL
                                           SUBACCOUNT               SUBACCOUNT         TECHNOLOGY SUBACCOUNT
                                         (SERVICE SHARES)        (SERVICE SHARES)         (SERVICE SHARES)
                                     -----------------------  -----------------------  ----------------------
                                        2007         2006        2007        2006         2007       2006
                                     -----------  ----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (77,625) $  (69,648) $  (23,907) $  (25,784)  $  (21,626) $  (27,272)
   Net realized gains (losses)           400,813     219,068      94,811      94,677       72,642      (1,489)
   Change in unrealized gains
      (losses) on investments          1,371,414     213,809     237,503      12,083      303,488     140,784
                                     -----------  ----------  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,694,602     363,229     308,407      80,976      354,504     112,023
                                     -----------  ----------  ----------  ----------   ----------  ----------

CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,979      12,446      16,593       4,549       13,115      16,429
   Transfers from other funding
      options                            968,818     519,640     123,592     276,851      177,575      34,051
   Contract charges                         (711)       (759)       (625)       (776)        (828)       (903)
   Contract surrenders                  (490,311)   (578,559)   (157,660)   (196,335)    (248,630)   (171,688)
   Transfers to other funding
      options                           (496,870)   (313,158)   (235,236)   (263,859)    (196,150)    (92,675)
   Other receipts (payments)            (104,604)    (43,835)    (32,201)    (10,706)     (10,471)    (15,352)
                                     -----------  ----------  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (120,699)   (404,225)   (285,537)   (190,276)    (265,389)   (230,138)
                                     -----------  ----------  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                 1,573,903     (40,996)     22,870    (109,300)      89,115    (118,115)

NET ASSETS:
   Beginning of period                 5,110,252  $5,151,248   1,673,834   1,783,134    1,882,512   2,000,627
                                     -----------  ----------  ----------  ----------   ----------  ----------
   End of period                     $ 6,684,155  $5,110,252  $1,696,704  $1,673,834   $1,971,627  $1,882,512
                                     ===========  ==========  ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       JANUS ASPEN MID CAP     JANUS ASPEN WORLDWIDE
                                        VALUE SUBACCOUNT        GROWTH SUBACCOUNT
                                        (SERVICE SHARES)         (SERVICE SHARES)
                                     ----------------------  ------------------------
                                        2007        2006         2007         2006
                                     ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (12,445) $  (18,291) $  (108,079) $    15,128
   Net realized gains (losses)          363,171     223,098      677,188      475,157
   Change in unrealized gains
      (losses) on investments          (178,919)    157,447      289,340    1,070,554
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                171,807     362,254      858,449    1,560,839
                                     ----------  ----------  -----------  -----------

CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               16,650       7,900       27,372       17,843
   Transfers from other funding
      options                           297,927     385,823    1,973,086      977,311
   Contract charges                        (327)       (411)      (2,618)      (2,850)
   Contract surrenders                 (269,891)   (131,058)  (1,457,428)  (1,489,563)
   Transfers to other funding
      options                          (501,856)   (218,527)  (1,018,090)    (940,863)
   Other receipts (payments)            (23,601)     (9,219)     (93,989)    (145,420)
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (481,098)     34,508     (571,667)  (1,583,542)
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (309,291)    396,762      286,782      (22,703)

NET ASSETS:
   Beginning of period                3,151,577   2,754,815   10,967,515   10,990,218
                                     ----------  ----------  -----------  -----------
   End of period                     $2,842,286  $3,151,577  $11,254,297  $10,967,515
                                     ==========  ==========  ===========  ===========

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS I)               (CLASS I)
                                     ------------------------  ------------------------
                                         2007         2006          2007        2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (212,226) $  (193,662) $   (98,403) $   (91,755)
   Net realized gains (losses)           805,688      690,691    3,150,670    1,837,125
   Change in unrealized gains
      (losses) on investments           (688,219)     449,903   (1,465,546)   1,382,028
                                     -----------  -----------  -----------  -----------

      Net increase (decrease)
         in net assets resulting
         from operations                 (94,757)     946,932    1,586,721    3,127,398
                                     -----------  -----------  -----------  -----------

CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                31,447       23,636        9,179       37,036
   Transfers from other funding
      options                          3,359,663      701,909      452,123      208,407
   Contract charges                       (2,827)      (3,001)      (4,549)      (5,530)
   Contract surrenders                (1,856,552)  (1,923,305)  (4,021,833)  (4,063,264)
   Transfers to other funding
      options                           (875,282)    (561,886)    (482,473)    (758,734)
   Other receipts (payments)            (222,477)    (433,413)    (795,947)  (1,456,979)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      433,972   (2,196,060)  (4,843,500)  (6,039,064)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                   339,215   (1,249,128)  (3,256,779)  (2,911,666)

NET ASSETS:
   Beginning of period                13,170,569   14,419,697   24,882,696   27,794,362
                                     -----------  -----------  -----------  -----------
   End of period                     $13,509,784  $13,170,569  $21,625,917  $24,882,696
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                        LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE      LMPVET INVESTORS
                                            SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS I)                 (CLASS I)
                                     ------------------------  ------------------------  ------------------------
                                         2007         2006         2007         2006         2007        2006
                                     -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $      (696) $   (11,183) $   (56,829) $    33,347  $   (69,545) $    23,774
   Net realized gains (losses)         1,059,277      336,018    3,225,729    1,729,731    1,784,240    1,556,238
   Change in unrealized gains
      (losses) on investments           (626,287)   1,167,460   (4,618,509)   1,910,156   (1,119,535)   1,951,359
                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 432,294    1,492,295   (1,449,609)   3,673,234      595,160    3,531,371
                                     -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                12,840      256,659       30,752       15,394       32,139       16,227
   Transfers from other funding
      options                            174,817      208,180   33,509,546      492,722      168,259      724,330
   Contract charges                       (3,554)      (4,211)      (8,625)      (4,804)      (4,043)      (5,071)
   Contract surrenders                (2,217,968)  (1,480,745)  (6,032,126)  (3,405,025)  (2,878,828)  (3,162,699)
   Transfers to other funding
      options                           (871,329)    (798,162)  (2,901,441)  (1,266,127)    (981,085)  (1,328,106)
   Other receipts (payments)            (187,416)    (176,241)  (1,185,163)    (547,355)    (482,793)    (431,758)
                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,092,610)  (1,994,520)  23,412,943   (4,715,195)  (4,146,351)  (4,187,077)
                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (2,660,316)    (502,225)  21,963,334   (1,041,961)  (3,551,191)    (655,706)
NET ASSETS:
   Beginning of period                12,010,261   12,512,486   26,168,191   27,210,152   23,183,543   23,839,249
                                     -----------  -----------  -----------  -----------  -----------  -----------
   End of period                     $ 9,349,945  $12,010,261  $48,131,525  $26,168,191  $19,632,352  $23,183,543
                                     ===========  ===========  ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET LARGE CAP GROWTH    LMPVET SMALL CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS I)                  (CLASS I)
                                     -----------------------  --------------------------
                                        2007        2006          2007          2006
                                     ----------  ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (83,409) $  (54,611)  $  (242,880)  $  (247,915)
   Net realized gains (losses)          237,747     118,944     1,828,169     1,378,026
   Change in unrealized gains
      (losses) on investments           (12,333)     37,071      (424,023)      377,532
                                     ----------  ----------   -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                142,005     101,404     1,161,266     1,507,643
                                     ----------  ----------   -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                9,683      11,123        15,153        80,289
   Transfers from other funding
      options                         3,080,452     429,616       485,162       860,014
   Contract charges                      (1,081)       (816)       (1,689)       (1,999)
   Contract surrenders                 (882,478)   (684,779)   (1,459,923)     (942,761)
   Transfers to other funding
      options                          (711,811)   (291,787)   (1,290,557)   (1,875,296)
   Other receipts (payments)            (17,134)   (142,486)     (212,480)      (45,628)
                                     ----------  ----------   -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,477,631    (679,129)   (2,464,334)   (1,925,381)
                                     ----------  ----------   -----------   -----------
      Net increase (decrease)         1,619,636    (577,725)   (1,303,068)     (417,738)
         in net assets
NET ASSETS:                           4,264,442   4,842,167    14,698,149    15,115,887
   Beginning of period               ----------  ----------   -----------   -----------
                                     $5,884,078  $4,264,442   $13,395,081   $14,698,149
   End of period                     ==========  ==========   ===========   ===========

                                                                   LMPVPI ALL CAP
                                    LMPVET SOCIAL AWARENESS          SUBACCOUNT
                                          SUBACCOUNT                 (CLASS I)
                                    -----------------------  -------------------------
                                         2007      2006         2007 (a)      2006
                                       --------  --------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     (1) $   (701)   $    (65,919) $   (73,554)
   Net realized gains (losses)           20,014        26       9,807,138    2,521,968
   Change in unrealized gains
      (losses) on investments            (9,035)    6,242      (8,148,123)   2,509,719
                                       --------  --------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 10,978     5,567       1,593,096    4,958,133
                                       --------  --------    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --        --          28,936      114,925
   Transfers from other funding
      options                                --    21,080         220,314      734,087
   Contract charges                          --        --             (67)      (5,709)
   Contract surrenders                       --        --      (1,412,365)  (3,803,504)
   Transfers to other funding
      options                                --        --     (33,300,373)  (2,006,715)
   Other receipts (payments)                 --        --        (344,622)    (397,800)
                                       --------  --------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          --    21,080     (34,808,177)  (5,364,716)
                                       --------  --------    ------------  -----------
      Net increase (decrease)            10,978    26,647     (33,215,081)    (406,583)
         in net assets
NET ASSETS:                             117,286    90,639      33,215,081   33,621,664
   Beginning of period                 --------  --------    ------------  -----------
                                       $128,264  $117,286    $         --  $33,215,081
   End of period                       ========  ========    ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII GROWTH AND INCOME   LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                            SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                  (CLASS I)                 (CLASS I)
                                     -------------------------  ------------------------  -------------------------
                                        2007 (a)     2006         2007 (a)       2006       2007 (a)       2006
                                       ---------  ---------     -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    (923) $  (2,307)    $   (15,913) $   (49,435) $   (18,164) $   (53,240)
   Net realized gains (losses)            51,143     24,494         501,530       24,934      760,928       53,120
   Change in unrealized gains
      (losses) on investments            (41,337)       558        (371,992)      84,173     (643,110)     231,676
                                       ---------  ---------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   8,883     22,745         113,625       59,672       99,654      231,556
                                       ---------  ---------     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,703     51,056           5,474       14,391       10,297      100,862
   Transfers from other funding
      options                                321     29,202           3,948      177,907       61,530      328,025
   Contract charges                           --        (58)             --         (466)          (2)        (354)
   Contract surrenders                   (29,461)   (13,311)        (77,700)    (172,707)     (17,102)    (127,193)
   Transfers to other funding
      options                           (196,678)   (99,932)     (2,963,962)    (150,460)  (3,119,754)    (159,142)
   Other receipts (payments)                  --         --              --       (1,601)          --       (1,845)
                                       ---------  ---------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (224,115)   (33,043)     (3,032,240)    (132,936)  (3,065,031)     140,353
                                       ---------  ---------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  (215,232)   (10,298)     (2,918,615)     (73,264)  (2,965,377)     371,909
NET ASSETS:
   Beginning of period                   215,232    225,530       2,918,615    2,991,879    2,965,377    2,593,468
                                       ---------  ---------     -----------  -----------  -----------  -----------
   End of period                       $      --  $ 215,232     $        --  $ 2,918,615  $        --  $ 2,965,377
                                       =========  =========     ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      LMPVIT ADJUSTABLE     LMPVIT DIVERSIFIED
                                         RATE INCOME         STRATEGIC INCOME
                                         SUBACCOUNT             SUBACCOUNT
                                     ------------------  ------------------------
                                       2007      2006        2007         2006
                                     --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  6,997  $  9,349  $   397,469  $   591,879
   Net realized gains (losses)           (498)      538     (322,848)    (352,401)
   Change in unrealized gains
      (losses) on investments          (6,388)   (2,271)      (3,861)     282,494
                                     --------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  111     7,616       70,760      521,972
                                     --------  --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --        11        2,245       10,355
   Transfers from other funding
      options                          18,253   125,099      214,930       71,830
   Contract charges                       (13)      (17)      (1,731)      (2,356)
   Contract surrenders                 (2,431)  (20,592)  (2,038,991)  (2,202,405)
   Transfers to other funding
      options                         (25,395)      (31)    (301,609)    (530,598)
   Other receipts (payments)          (70,248)       --     (592,847)    (535,270)
                                     --------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (79,834)  104,470   (2,718,003)  (3,188,444)
                                     --------  --------  -----------  -----------
      Net increase (decrease)         (79,723)  112,086   (2,647,243)  (2,666,472)
         in net assets
NET ASSETS:
   Beginning of period                296,250   184,164   13,273,833   15,940,305
                                     --------  --------  -----------  -----------
   End of period                     $216,527  $296,250  $10,626,590  $13,273,833
                                     ========  ========  ===========  ===========

                                        LMPVIT GLOBAL HIGH      LMPVIT STRATEGIC BOND
                                       YIELD BOND SUBACCOUNT         SUBACCOUNT
                                             (CLASS I)                (CLASS I)
                                     ------------------------  -----------------------
                                         2007         2006         2007        2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   529,658  $   448,471  $   768,605  $   981,191
   Net realized gains (losses)           177,298      262,991     (102,556)     (33,376)
   Change in unrealized gains
      (losses) on investments           (866,050)     279,020     (592,890)     (84,013)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (159,094)     990,482       73,159      863,802
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 8,152        1,988       52,712      320,076
   Transfers from other funding
      options                            531,835      584,557    2,742,209    2,146,850
   Contract charges                       (1,443)      (1,694)      (2,294)      (2,760)
   Contract surrenders                (1,300,385)  (1,494,879)  (2,530,579)  (3,018,709)
   Transfers to other funding
      options                           (681,052)  (1,120,657)  (2,146,920)    (929,256)
   Other receipts (payments)            (230,534)    (276,557)    (494,239)    (253,757)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,673,427)  (2,307,242)  (2,379,111)  (1,737,556)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)         (1,832,521)  (1,316,760)  (2,305,952)    (873,754)
         in net assets
NET ASSETS:
   Beginning of period                11,208,353   12,525,113   26,656,335   27,530,089
                                     -----------  -----------  -----------  -----------
   End of period                     $ 9,375,832  $11,208,353  $24,350,383  $26,656,335
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                  MIST BATTERYMARCH
                                     LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE        MID-CAP STOCK
                                              SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                              (CLASS VC)                   (CLASS VC)                  (CLASS A)
                                     -----------------------------  -------------------------  -------------------------
                                           2007 (a)    2006            2007 (a)      2006          2007       2006 (b)
                                          ---------  --------        -----------  ----------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (4,020) $ (1,518)       $    (5,099) $  (10,708)  $  (121,905) $   (120,680)
   Net realized gains (losses)              131,304    37,575            202,392     103,248     1,262,678      (202,731)
   Change in unrealized gains
      (losses) on investments               (97,145)   65,684            (91,080)     (1,896)     (539,254)     (458,108)
                                          ---------  --------        -----------  ----------   -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                     30,139   101,741            106,213      90,644       601,519      (781,519)
                                          ---------  --------        -----------  ----------   -----------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      776       417              9,206      19,295         5,292         3,088
   Transfers from other funding
      options                                   204   149,293            222,353     138,710       319,599    15,108,314
   Contract charges                              --      (138)                (9)       (189)       (2,395)       (2,940)
   Contract surrenders                      (30,436)  (74,880)           (24,834)   (191,313)   (2,319,246)   (1,568,149)
   Transfers to other funding
      options                              (789,292)  (14,623)        (1,282,135)   (148,645)     (841,557)     (802,313)
   Other receipts (payments)                     --        --                 --        (946)     (232,546)     (108,338)
                                          ---------  --------        -----------  ----------   -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (818,748)   60,069         (1,075,419)   (183,088)   (3,070,853)   12,629,662
      Net increase (decrease)
         in net assets                     (788,609)  161,810           (969,206)    (92,444)   (2,469,334)   11,848,143
NET ASSETS:
   Beginning of period                      788,609   626,799            969,206   1,061,650    11,848,143            --
                                          ---------  --------        -----------  ----------   -----------  ------------
   End of period                          $      --  $788,609        $        --  $  969,206   $ 9,378,809  $ 11,848,143
                                          =========  ========        ===========  ==========   ===========  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                            SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                    -------------------------  -----------------------------
                                         2007       2006 (b)            2007 (c)  2006
                                     -----------  -----------         ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,254,160  $  (143,297)        $  (12,665)  $--
   Net realized gains (losses)            31,800       49,801                696    --
   Change in unrealized gains
      (losses) on investments         (1,083,796)     886,361             10,838    --
                                     -----------  -----------         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                 202,164      792,865             (1,131)   --
                                     -----------  -----------         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                48,075       21,348                 57    --
   Transfers from other funding
      options                            620,570   16,340,597          1,383,984    --
   Contract charges                       (2,362)      (2,935)              (347)   --
   Contract surrenders                (1,996,966)  (2,212,202)          (156,071)   --
   Transfers to other funding
      options                           (611,917)    (251,848)              (822)   --
   Other receipts (payments)            (608,973)    (203,666)                --    --
                                     -----------  -----------         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,551,573)  13,691,294          1,226,801    --
      Net increase (decrease)        -----------  -----------         ----------   ---
         in net assets                (2,349,409)  14,484,159          1,225,670    --
NET ASSETS:
   Beginning of period                14,484,159           --                 --    --
                                     -----------  -----------         ----------   ---
   End of period                     $12,134,750  $14,484,159         $1,225,670   $--
                                     ===========  ===========         ==========   ===

                                    MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                             SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                    -----------------------------  ---------------------------
                                         2007 (a)     2006 (b)           2007      2006 (b)
                                       -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     3,144  $  (12,554)      $  (20,929) $   (9,021)
   Net realized gains (losses)             148,058      (1,086)          62,585       2,026
   Change in unrealized gains
      (losses) on investments              (88,442)     88,442          (57,178)     67,761
                                       -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    62,760      74,802          (15,522)     60,766
                                       -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     979          23            5,129      15,625
   Transfers from other funding
      options                                8,829   1,410,798           65,153     972,017
   Contract charges                            (10)       (432)             (37)        (33)
   Contract surrenders                     (58,170)   (108,641)         (30,487)    (19,504)
   Transfers to other funding
      options                           (1,361,993)    (28,945)        (826,373)       (131)
   Other receipts (payments)                    --          --               --          --
                                       -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (1,410,365)  1,272,803         (786,615)    967,974
      Net increase (decrease)          -----------  ----------       ----------  ----------
         in net assets                  (1,347,605)  1,347,605         (802,137)  1,028,740
NET ASSETS:
   Beginning of period                   1,347,605          --        1,028,740          --
                                       -----------  ----------       ----------  ----------
   End of period                       $        --  $1,347,605       $  226,603  $1,028,740
                                       ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK                                MIST LEGG MASON PARTNERS
                                          INTERNATIONAL             MIST JANUS FORTY           MANAGED ASSETS
                                           SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                            (CLASS A)                    (CLASS A)                 (CLASS A)
                                    -------------------------  -------------------------  ------------------------
                                        2007        2006 (b)       2007        2006 (b)        2007    2006 (b)
                                    ------------  -----------  ------------  -----------     --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (95,872) $  (214,397) $   (571,248) $  (457,870)    $  1,832  $ (1,808)
   Net realized gains (losses)         2,379,610      (10,574)    8,207,726     (238,944)      19,318        89
   Change in unrealized gains
      (losses) on investments         (2,532,027)   2,487,280     4,136,254    1,675,317      (11,929)   13,929
                                    ------------  -----------  ------------  -----------     --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (248,289)   2,262,309    11,772,732      978,503        9,221    12,210
                                    ------------  -----------  ------------  -----------     --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                44,512        6,049        67,868       63,832           --     6,250
   Transfers from other funding
      options                          1,676,165   25,806,411       891,005   54,183,232           24   221,056
   Contract charges                       (4,249)      (5,009)      (16,732)     (20,370)         (19)      (22)
   Contract surrenders                (4,649,558)  (2,538,595)   (8,290,529)  (5,143,286)      (4,413)   (4,107)
   Transfers to other funding
      options                         (1,383,782)    (872,011)   (2,640,735)  (1,878,065)     (53,661)   (2,877)
   Other receipts (payments)            (700,596)    (118,797)   (1,124,420)    (536,975)          --        --
                                    ------------  -----------  ------------  -----------     --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,017,508)  22,278,048   (11,113,543)  46,668,368      (58,069)  220,300
                                    ------------  -----------  ------------  -----------     --------  --------
      Net increase (decrease)
         in net assets                (5,265,797)  24,540,357       659,189   47,646,871      (48,848)  232,510
NET ASSETS:
   Beginning of period                24,540,357           --    47,646,871           --      232,510        --
                                    ------------  -----------  ------------  -----------     --------  --------
   End of period                    $ 19,274,560  $24,540,357  $ 48,306,060  $47,646,871     $183,662  $232,510
                                    ============  ===========  ============  ===========     ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

                                                                         MIST LORD ABBETT
                                    MIST LORD ABBETT BOND DEBENTURE      GROWTH AND INCOME
                                                SUBACCOUNT                  SUBACCOUNT
                                                (CLASS A)                    (CLASS B)
                                    -------------------------------  ------------------------
                                           2007       2006 (b)           2007       2006 (b)
                                       -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   501,324  $  (124,180)     $   (43,961) $  (101,201)
   Net realized gains (losses)             206,410       37,204          784,509       31,989
   Change in unrealized gains
      (losses) on investments              (80,019)     704,552         (440,906)   1,028,913
                                       -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   627,715      617,576          299,642      959,701
                                       -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  44,855        9,130            6,523       17,464
   Transfers from other funding
      options                              588,263   14,137,355        1,920,568   13,657,016
   Contract charges                         (2,393)      (2,792)          (2,432)      (2,785)
   Contract surrenders                  (2,216,871)  (1,669,313)      (2,330,199)  (1,434,417)
   Transfers to other funding
      options                             (711,462)    (281,510)        (796,365)    (189,481)
   Other receipts (payments)              (389,395)    (162,976)        (352,123)     (79,019)
                                       -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (2,687,003)  12,029,894       (1,554,028)  11,968,778
                                       -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                  (2,059,288)  12,647,470       (1,254,386)  12,928,479
NET ASSETS:
   Beginning of period                  12,647,470           --       12,928,479           --
                                       -----------  -----------      -----------  -----------
   End of period                       $10,588,182  $12,647,470      $11,674,093  $12,928,479
                                       ===========  ===========      ===========  ===========

                                                                     MIST MET/AIM CAPITAL
                                    MIST LORD ABBETT MID-CAP VALUE       APPRECIATION
                                               SUBACCOUNT                 SUBACCOUNT
                                                (CLASS B)                  (CLASS A)
                                    ------------------------------  ----------------------
                                            2007     2006 (b)          2007       2006 (b)
                                         ----------  --------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (10,174) $  (308)       $  (40,121) $  (25,123)
   Net realized gains (losses)               12,684       14           (32,978)    307,946
   Change in unrealized gains
      (losses) on investments               (97,884)   5,447           317,350    (328,085)
                                         ----------  -------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    (95,374)   5,153           244,251     (45,262)
                                         ----------  -------        ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    4,030    7,404             6,141      12,336
   Transfers from other funding
      options                             1,130,092   66,209            64,355   3,025,721
   Contract charges                            (171)      (3)             (549)       (632)
   Contract surrenders                      (91,043)      --          (338,951)    (81,853)
   Transfers to other funding
      options                              (123,561)      --          (236,889)    (93,601)
   Other receipts (payments)                     --       --          (121,500)   (151,041)
                                         ----------  -------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         919,347   73,610          (627,393)  2,710,930
                                         ----------  -------        ----------  ----------
      Net increase (decrease)
         in net assets                      823,973   78,763          (383,142)  2,665,668
NET ASSETS:
   Beginning of period                       78,763       --         2,665,668          --
                                         ----------  -------        ----------  ----------
   End of period                         $  902,736  $78,763        $2,282,526  $2,665,668
                                         ==========  =======        ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MFS EMERGING        MIST MFS RESEARCH
                                           MARKETS EQUITY            INTERNATIONAL        MIST MFS VALUE
                                             SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                              (CLASS A)               (CLASS B)              (CLASS A)
                                     --------------------------   ------------------   -----------------------
                                       2007 (c)        2006          2007 (c)   2006      2007       2006 (b)
                                     ------------   -----------   -----------   ----   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (254,877)  $        --   $  (121,232)  $ --   $  (21,472)  $    7,109
   Net realized gains (losses)            621,459            --        58,772     --       63,368       50,656
   Change in unrealized gains
      (losses) on investments           4,698,696            --       500,902     --       25,324       36,831
                                     ------------   -----------   -----------   ----   ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                5,065,278            --       438,442     --       67,220       94,596
                                     ------------   -----------   -----------   ----   ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 17,304            --        18,809     --       17,749           --
   Transfers from other funding
      options                          22,828,690            --    10,686,316     --      449,814    1,199,498
   Contract charges                        (2,456)           --        (1,080)    --         (109)         (72)
   Contract surrenders                 (3,190,682)           --      (951,976)    --     (405,027)     (31,814)
   Transfers to other funding
      options                          (1,683,334)           --      (521,528)    --      (76,794)     (53,228)
   Other receipts (payments)              (75,402)           --       (17,941)    --      (25,312)          --
                                     ------------   -----------   -----------   ----   ----------   ----------
   Net increase (decrease)
      in net assets resulting
      from contract transactions       17,894,120            --     9,212,600     --      (39,679)   1,114,384
                                     ------------   -----------   -----------   ----   ----------   ----------
   Net increase (decrease)
      in net assets                    22,959,398            --     9,651,042     --       27,541    1,208,980
NET ASSETS:
   Beginning of period                         --            --            --     --    1,208,980           --
                                     ------------   -----------   -----------   ----   ----------   ----------
   End of period                     $ 22,959,398   $        --   $ 9,651,042   $ --   $1,236,521   $1,208,980
                                     ============   ===========   ===========   ====   ==========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MIST NEUBERGER BERMAN    MIST PIMCO INFLATION                     MIST PIONEER STRATEGIC
                                             REAL ESTATE            PROTECTED BOND     MIST PIONEER FUND          INCOME
                                              SUBACCOUNT              SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                               (CLASS A)               (CLASS A)           (CLASS A)             (CLASS A)
                                     --------------------------  --------------------  -----------------  ----------------------
                                         2007        2006 (b)      2007 (c)    2006      2007   2006 (b)     2007      2006 (b)
                                     ------------  ------------   ---------  -------   -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (132,315) $  (142,708)   $ (5,753)  $    --   $  (277) $   (390) $  (22,323) $  124,543
   Net realized gains (losses)          2,391,756       94,668       3,778        --        90       742      26,424      12,860
   Change in unrealized gains
      (losses) on investments          (6,855,145)   3,181,667      36,644        --     1,898     2,813     157,334      (7,572)
                                     ------------  -----------    --------   -------   -------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (4,595,704)   3,133,627      34,669        --     1,711     3,165     161,435     129,831
                                     ------------  -----------    --------   -------   -------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 34,867       22,763         240        --        --        --       8,163      27,350
   Transfers from other funding
      options                             979,215   31,975,749     877,816        --        --    62,113     171,759   3,994,169
   Contract charges                        (3,311)      (2,418)        (66)       --        (3)       (3)       (817)     (1,089)
   Contract surrenders                 (3,155,252)  (1,366,039)    (68,557)       --      (196)  (16,782)   (733,510)   (614,444)
   Transfers to other funding
      options                          (4,789,624)    (452,453)    (92,138)       --        --        --    (104,715)    (93,097)
   Other receipts (payments)             (421,375)     (28,303)         --        --        --        --     (68,392)        (47)
                                     ------------  -----------    --------   -------   -------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (7,355,480)  30,149,299     717,295        --      (199)   45,328    (727,512)  3,312,842
                                     ------------  -----------    --------   -------   -------  --------  ----------  ----------
      Net increase (decrease)         (11,951,184)  33,282,926     751,964        --     1,512    48,493    (566,077)  3,442,673
         in net assets
NET ASSETS:
   Beginning of period                 33,282,926           --          --        --    48,493        --   3,442,673          --
                                     ------------  -----------    --------   -------   -------  --------  ----------  ----------
   End of period                     $ 21,331,742  $33,282,926    $751,964   $    --   $50,005  $ 48,493  $2,876,596  $3,442,673
                                     ============  ===========    ========   =======   =======  ========  ==========  ==========

The accompanying notes are an integral part of these financial statements.

                                        MIST THIRD AVENUE           MSF BLACKROCK             MSF BLACKROCK
                                         SMALL CAP VALUE          AGGRESSIVE GROWTH            BOND INCOME
                                            SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                             (CLASS B)                 (CLASS D)                 (CLASS A)
                                     -----------------------  -------------------------  ------------------------
                                         2007      2006 (b)       2007        2006 (b)       2007       2006 (b)
                                     -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (31,551)     (1,859) $   (320,245) $  (226,296) $   436,546  $  (248,187)
   Net realized gains (losses)             1,657         375       531,956     (198,638)     231,996      131,001
   Change in unrealized gains
      (losses) on investments           (298,933)     16,339     3,721,653     (309,487)     324,631    1,143,098
                                     -----------  ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (328,827)     14,855     3,933,364     (734,421)     993,173    1,025,912
                                     -----------  ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   749       5,012        79,221        8,344       10,738       18,405
   Transfers from other funding
      options                          3,736,602     504,547       104,796   27,136,673      553,280   28,077,306
   Contract charges                         (769)        (34)       (7,189)      (8,297)      (4,136)      (5,068)
   Contract surrenders                  (449,539)    (19,057)   (4,120,945)  (2,120,381)  (3,807,168)  (3,371,001)
   Transfers to other funding
      options                           (535,772)       (439)   (1,043,725)    (834,734)    (557,453)    (942,492)
   Other receipts (payments)             (21,896)         --      (419,966)    (230,936)    (945,900)    (629,227)
                                     -----------  ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                  2,729,375     490,029    (5,407,808)  23,950,669   (4,750,639)  23,147,923
                                     -----------  ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 2,400,548     504,884    (1,474,444)  23,216,248   (3,757,466)  24,173,835
NET ASSETS:
   Beginning of period                   504,884          --    23,216,248           --   24,173,835           --
                                     -----------  ----------  ------------  -----------  -----------  -----------
   End of period                     $ 2,905,432  $  504,884  $ 21,741,804  $23,216,248  $20,416,369  $24,173,835
                                     ===========  ==========  ============  ===========  ===========  ===========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 to December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                            MSF BLACKROCK         MSF CAPITAL GUARDIAN
                                            MONEY MARKET               U.S. EQUITY
                                             SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)                 (CLASS A)
                                     --------------------------  ---------------------
                                         2007        2006 (b)      2007 (c)     2006
                                     ------------  ------------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  1,308,649  $    854,315  $   (21,934) $     --
   Net realized gains (losses)                 --            --         (693)       --
   Change in unrealized gains
      (losses) on investments                  --            --     (115,165)       --
                                     ------------  ------------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                1,308,649       854,315     (137,792)       --
                                     ------------  ------------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 57,418       451,348          440        --
   Transfers from other funding
      options                          26,328,733    49,604,370    2,545,574        --
   Contract charges                        (7,590)       (8,502)        (591)       --
   Contract surrenders                (14,819,708)   (6,759,827)    (317,543)       --
   Transfers to other funding
      options                          (7,004,723)   (7,494,211)     (51,799)       --
   Other receipts (payments)             (624,954)     (334,011)     (13,850)       --
                                     ------------  ------------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                   3,929,176    35,459,167    2,162,231        --
                                     ------------  ------------  -----------  --------
      Net increase (decrease)           5,237,825    36,313,482    2,024,439        --
         in net assets
NET ASSETS:                            36,313,482            --           --        --
   Beginning of period
                                     ------------  ------------  -----------  --------
   End of period                     $ 41,551,307  $ 36,313,482  $ 2,024,439  $     --
                                     ============  ============  ===========  ========

                                                                         MSF FI
                                         MSF FI LARGE CAP             VALUE LEADERS
                                            SUBACCOUNT                 SUBACCOUNT
                                             (CLASS A)                  (CLASS D)
                                     -------------------------  -------------------------
                                         2007        2006 (b)       2007        2006 (B)
                                     ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (754,600) $  (629,772) $   (307,841) $  (542,270)
   Net realized gains (losses)          4,102,092     (387,185)    4,625,443     (200,880)
   Change in unrealized gains
      (losses) on investments          (1,838,147)   1,502,578    (2,841,880)   1,830,066
                                     ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                1,509,345      485,621     1,475,722    1,086,916
                                     ------------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                161,380      127,176        58,549       32,457
   Transfers from other funding
      options                             725,121   71,006,860       325,845   59,487,788
   Contract charges                       (14,889)     (18,324)       (8,701)     (11,387)
   Contract surrenders                 (9,488,454)  (5,386,333)   (8,061,980)  (5,450,393)
   Transfers to other funding
      options                          (2,730,452)  (2,072,278)   (2,277,620)  (2,038,622)
   Other receipts (payments)           (1,519,903)  (1,906,539)   (1,570,637)  (1,932,491)
                                     ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                 (12,867,197)  61,750,562   (11,534,544)  50,087,352
                                     ------------  -----------  ------------  -----------
      Net increase (decrease)         (11,357,852)  62,236,183   (10,058,822)  51,174,268
         in net assets
NET ASSETS:                            62,236,183           --    51,174,268           --
   Beginning of period
                                     ------------  -----------  ------------  -----------
   End of period                     $ 50,878,331  $62,236,183  $ 41,115,446  $51,174,268
                                     ============  ===========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                 MSF NEUBERGER BERMAN  MSF OPPENHEIMER GLOBAL
                                        MSF MFS TOTAL RETURN         MID CAP VALUE             EQUITY
                                             SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                              (CLASS F)                (CLASS A)              (CLASS A)
                                     --------------------------  --------------------  ----------------------
                                         2007         2006 (b)       2007 (c)   2006        2007 (c)   2006
                                     ------------  ------------    -----------  ----      -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    523,333  $   (994,647)   $  (274,456)  $--      $  (237,082) $--
   Net realized gains (losses)          5,055,859       167,820       (190,970)   --           33,561   --
   Change in unrealized gains
      (losses) on investments          (2,590,930)    7,526,835     (1,444,422)   --          (74,879)  --
                                     ------------  ------------    -----------   ---      -----------  ---
      Net increase (decrease)
         in net assets resulting
         from operations                2,988,262     6,700,008     (1,909,848)   --         (278,400)  --
                                     ------------  ------------    -----------   ---      -----------  ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                177,484        68,500         16,548    --            1,500   --
   Transfers from other funding
      options                           2,556,293   115,972,500     28,604,575    --       23,928,486   --
   Contract charges                       (18,846)      (20,974)        (3,359)   --           (2,283)  --
   Contract surrenders                (14,419,263)   (9,010,838)    (2,388,731)   --       (1,826,117)  --
   Transfers to other funding
      options                          (4,584,784)   (2,429,995)    (1,419,368)   --       (1,102,171)  --
   Other receipts (payments)           (3,313,962)   (1,008,765)      (263,417)   --         (250,815)  --
                                     ------------  ------------    -----------   ---      -----------  ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (19,603,078)  103,570,428     24,546,248    --       20,748,600   --
                                     ------------  ------------    -----------   ---      -----------  ---
      Net increase (decrease)
         in net assets                (16,614,816)  110,270,436     22,636,400    --       20,470,200   --
NET ASSETS:
   Beginning of period                110,270,436            --             --    --               --   --
                                     ------------  ------------    -----------   ---      -----------  ---
   End of period                     $ 93,655,620  $110,270,436    $22,636,400   $--      $20,470,200  $--
                                     ============  ============    ===========   ===      ===========  ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MSF OPPENHEIMER GLOBAL       MSF T. ROWE PRICE
                                              EQUITY               LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  -----------------------
                                         2007       2006 (b)       2007      2006 (b)
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (200,215) $   (76,648) $   (75,263) $  (57,899)
   Net realized gains (losses)           497,345      (20,462)     251,029      (5,007)
   Change in unrealized gains
      (losses) on investments            565,668      796,552      288,671     486,353
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 862,798      699,442      464,437     423,447
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                60,432       11,112        6,785      32,201
   Transfers from other funding
      options                          1,205,806   20,295,916      415,809   6,698,913
   Contract charges                       (1,879)        (642)      (1,835)     (2,043)
   Contract surrenders                (1,016,225)    (334,131)    (860,339)   (458,665)
   Transfers to other funding
      options                         (1,352,850)    (537,530)    (486,377)   (253,328)
   Other receipts (payments)            (100,893)     (12,738)    (222,613)    (54,369)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,205,609)  19,421,987   (1,148,570)  5,962,709
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (342,811)  20,121,429     (684,133)  6,386,156
NET ASSETS:
   Beginning of period                20,121,429           --    6,386,156          --
                                     -----------  -----------  -----------  ----------
   End of period                     $19,778,618  $20,121,429  $ 5,702,023  $6,386,156
                                     ===========  ===========  ===========  ==========

                                          MSF WESTERN ASSET           MSF WESTERN ASSET
                                     MANAGEMENT HIGH YIELD BOND  MANAGEMENT U.S. GOVERNMENT
                                              SUBACCOUNT                  SUBACCOUNT
                                              (CLASS A)                    (CLASS A)
                                     --------------------------  -------------------------
                                         2007 (a)   2006 (b)          2007      2006 (b)
                                        ---------  ---------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  22,486  $  (1,768)        $  2,830  $  (1,426)
   Net realized gains (losses)             (8,630)     3,698              611      3,779
   Change in unrealized gains
      (losses) on investments              (7,379)     7,379            3,219      4,332
                                        ---------  ---------         --------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                    6,477      9,309            6,660      6,685
                                        ---------  ---------         --------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --         --               --         --
   Transfers from other funding
      options                             103,821    288,037          176,926    228,743
   Contract charges                            --        (27)             (25)       (15)
   Contract surrenders                     (1,957)   (12,928)         (33,546)   (11,582)
   Transfers to other funding
      options                            (234,308)  (158,420)          (1,627)  (117,820)
   Other receipts (payments)                   (4)        --               --         --
                                        ---------  ---------         --------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (132,448)   116,662          141,728     99,326
                                        ---------  ---------         --------  ---------
      Net increase (decrease)
         in net assets                   (125,971)   125,971          148,388    106,011
NET ASSETS:
   Beginning of period                    125,971         --          106,011         --
                                        ---------  ---------         --------  ---------
   End of period                        $      --  $ 125,971         $254,399  $ 106,011
                                        =========  =========         ========  =========

   The accompanying notes are an integral part of these financial statements.

                                        UIF EMERGING MARKETS         UIF GLOBAL VALUE        UIF CORE PLUS FIXED
                                               EQUITY                     EQUITY                  INCOME
                                             SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT
                                              (CLASS I)                 (CLASS I)               (CLASS II)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)        2006       2007 (a)        2006        2007        2006
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (82,687)  $  (127,051) $   (115,940) $    12,790  $  114,655  $  119,838
   Net realized gains (losses)          8,164,585    1,451,123     7,158,263    1,419,982        (415)     27,257
   Change in unrealized gains
      (losses) on investments          (6,997,966)   2,553,445    (5,528,684)   2,328,373     109,558     (49,549)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                1,083,932    3,877,517     1,513,639    3,761,145     223,798      97,546
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    580      103,931            --       97,030      47,508      38,939
   Transfers from other funding
      options                             509,425    1,882,923       225,800    2,931,363   1,455,927   1,140,199
   Contract charges                           (20)      (1,541)          (39)      (2,666)       (493)       (551)
   Contract surrenders                   (330,932)  (1,473,891)     (795,015)  (2,282,245)   (192,751)   (228,011)
   Transfers to other funding
      options                         (15,806,069)  (1,380,653)  (23,869,726)  (1,118,554)   (167,519)   (109,819)
   Other receipts (payments)              (80,794)     (65,755)     (177,806)    (182,272)   (120,423)    (25,947)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,707,810)    (934,986)  (24,616,786)    (557,344)  1,022,249     814,810
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (14,623,878)   2,942,531   (23,103,147)   3,203,801   1,246,047     912,356
NET ASSETS:
   Beginning of period                 14,623,878   11,681,347    23,103,147   19,899,346   6,269,923   5,357,567
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $14,623,878  $         --  $23,103,147  $7,515,970  $6,269,923
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                         UIF EQUITY GROWTH        UIF MID CAP GROWTH
                                             SUBACCOUNT               SUBACCOUNT
                                              (CLASS I)                (CLASS I)
                                     ------------------------  ------------------------
                                         2007         2006         2007         2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (158,512)  $ (152,144) $  (193,075) $  (199,128)
   Net realized gains (losses)           344,749      214,485    1,459,878    1,340,892
   Change in unrealized gains
      (losses) on investments          1,561,322       74,693      972,012     (339,729)
                                     -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,747,559      137,034    2,238,815      802,035
                                     -----------   ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 6,684        2,202        9,860       24,427
   Transfers from other funding
      options                            978,599    1,068,155      816,554      823,959
   Contract charges                       (1,241)      (1,388)      (1,367)      (1,524)
   Contract surrenders                  (843,385)    (768,478)  (1,474,341)    (936,809)
   Transfers to other funding
      options                           (388,982)   1,124,594)  (1,290,033)  (1,419,197)
   Other receipts (payments)             (80,987)     (68,201)    (145,741)    (116,994)
                                     -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (329,312)    (892,304)  (2,085,068)  (1,626,138)
                                     -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 1,418,247     (755,270)     153,747     (824,103)
NET ASSETS:
   Beginning of period                 8,965,386    9,720,656   11,454,267   12,278,370
                                     -----------   ----------  -----------  -----------
   End of period                     $10,383,633   $8,965,386  $11,608,014  $11,454,267
                                     ===========   ==========  ===========  ===========

                                               UIF
                                      SMALL COMPANY GROWTH     UIF U.S. MID CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                            (CLASS II)                (CLASS I)
                                     ----------------------  -------------------------
                                        2007        2006       2007 (a)       2006
                                     ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,334) $  (80,959) $   (138,178) $  (341,391)
   Net realized gains (losses)          540,329     474,187     8,844,415    4,459,488
   Change in unrealized gains
      (losses) on investments          (400,763)    (37,698)   (6,925,645)     447,522
                                     ----------  ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 65,232     355,530     1,780,592    4,565,619
                                     ----------  ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                4,485      27,737         4,057       29,792
   Transfers from other funding
      options                           308,386     470,383       430,650      884,177
   Contract charges                        (372)       (407)          (42)      (4,169)
   Contract surrenders                 (539,136)   (163,825)     (572,815)  (2,607,261)
   Transfers to other funding
      options                          (575,674)   (692,610)  (28,666,385)  (1,691,544)
   Other receipts (payments)            (36,256)    (77,118)     (131,741)    (798,463)
                                     ----------  ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (838,567)   (435,840)  (28,936,276)  (4,187,468)
                                     ----------  ----------  ------------  -----------
      Net increase (decrease)
         in net assets                 (773,335)    (80,310)  (27,155,684)     378,151
NET ASSETS:
   Beginning of period                3,978,784   4,059,094    27,155,684   26,777,533
                                     ----------  ----------  ------------  -----------
   End of period                     $3,205,449  $3,978,784  $         --  $27,155,684
                                     ==========  ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                  MORGAN STANLEY DIVIDEND
                                                UIF VALUE                 GROWTH            MORGAN STANLEY EQUITY
                                               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                (CLASS I)                (CLASS Y)                (CLASS Y)
                                     --------------------------  ------------------------  ----------------------
                                         2007          2006         2007         2006          2007       2006
                                     ------------  ------------  -----------  -----------  -----------  ---------
Increase (Decrease) in Net Assets:
FROM OPERATIONS:
   Net investment income (loss)      $    60,492   $    39,428   $   (9,724)  $   (7,692)  $   (7,884)  $ (7,960)
   Net realized gains (losses)         1,972,172     2,913,902       15,769       11,861       27,521     17,466
   Change in unrealized gains
      (losses) on investments         (2,677,899)      (58,622)      17,101       86,251       74,857     (1,552)
                                     -----------   -----------   ----------   ----------   ----------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                (645,235)    2,894,708       23,146       90,420       94,494      7,954
                                     -----------   -----------   ----------   ----------   ----------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                47,783         5,443        3,250       58,000           --         --
   Transfers from other funding
      options                            333,053       564,339          591        1,556      831,275     20,966
   Contract charges                       (2,434)       (3,029)         (65)         (77)         (21)       (23)
   Contract surrenders                (2,977,735)   (2,436,403)     (35,873)     (40,959)     (87,756)    (7,390)
   Transfers to other funding
      options                         (1,162,757)   (2,395,365)     (25,006)     (31,779)      (1,926)    (1,587)
   Other receipts (payments)            (520,859)     (767,781)          --       (5,612)          --    (66,450)
                                     -----------   -----------   ----------   ----------   ----------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,282,949)   (5,032,796)     (57,103)     (18,871)     741,572    (54,484)
                                     -----------   -----------   ----------   ----------   ----------   --------
      Net increase (decrease)
         in net assets                (4,928,184)   (2,138,088)     (33,957)      71,549      836,066    (46,530)
NET ASSETS:
   Beginning of period                20,196,627    22,334,715    1,136,330    1,064,781      354,756    401,286
                                     -----------   -----------   ----------   ----------   ----------   --------
   End of period                     $15,268,443   $20,196,627   $1,102,373   $1,136,330   $1,190,822   $354,756
                                     ===========   ===========   ==========   ==========   ==========   ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MORGAN STANLEY S&P 500 INDEX   PIMCO VIT REAL RETURN
                                              SUBACCOUNT                 SUBACCOUNT
                                               (CLASS Y)           (ADMINISTRATIVE CLASS)
                                     ----------------------------  ----------------------
                                           2007        2006          2007 (a)     2006
                                       -----------  -----------     ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (21,357)  $   (25,263)    $   6,528  $  21,624
   Net realized gains (losses)            180,482       252,777       (29,748)     6,078
   Change in unrealized gains
      (losses) on investments              17,709       552,552        35,762    (35,862)
                                       ----------   -----------     ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                  176,834       780,066        12,542     (8,160)
                                       ----------   -----------     ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 17,672        32,005           122        541
   Transfers from other funding
      options                              70,312        63,507         1,754    294,307
   Contract charges                          (200)         (228)           (2)      (112)
   Contract surrenders                    (86,595)      (93,182)      (33,839)  (312,159)
   Transfers to other funding
      options                             (74,472)      (27,406)     (632,142)  (320,633)
   Other receipts (payments)             (105,050)   (1,280,766)           --         --
                                       ----------   -----------     ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (178,333)   (1,306,070)     (664,107)  (338,056)
                                       ----------   -----------     ---------  ---------
      Net increase (decrease)
         in net assets                     (1,499)     (526,004)     (651,565)  (346,216)
NET ASSETS:
   Beginning of period                  5,690,949     6,216,953       651,565    997,781
                                       ----------   -----------     ---------  ---------
   End of period                       $5,689,450   $ 5,690,949     $      --  $ 651,565
                                       ==========   ===========     =========  =========

                                      PIMCO VIT TOTAL RETURN   PUTNAM VT DISCOVERY GROWTH
                                            SUBACCOUNT                 SUBACCOUNT
                                      (ADMINISTRATIVE CLASS)           (CLASS IB)
                                     ------------------------  --------------------------
                                         2007         2006           2007       2006
                                     -----------  -----------     ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   558,743  $   577,787     $ (2,621)  $  (3,264)
   Net realized gains (losses)           (27,883)      49,187       24,327      21,453
   Change in unrealized gains
      (losses) on investments            585,589     (207,482)      (6,782)        655
                                     -----------  -----------     --------   ---------
      Net increase (decrease)
         in net assets resulting
         from operations               1,116,449      419,492       14,924      18,844
                                     -----------  -----------     --------   ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                40,556       45,293           --         351
   Transfers from other funding
      options                          1,722,374    1,574,986       19,601       3,941
   Contract charges                       (3,157)      (4,146)         (55)        (46)
   Contract surrenders                (3,299,169)  (3,211,196)     (31,049)   (102,939)
   Transfers to other funding
      options                           (877,459)  (1,727,953)        (471)     (5,071)
   Other receipts (payments)            (711,958)    (497,213)      (1,995)         --
                                     -----------  -----------     --------   ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,128,813)  (3,820,229)     (13,969)   (103,764)
                                     -----------  -----------     --------   ---------
      Net increase (decrease)
         in net assets                (2,012,364)  (3,400,737)         955     (84,920)
NET ASSETS:
   Beginning of period                17,725,102   21,125,839      171,950     256,870
                                     -----------  -----------     --------   ---------
   End of period                     $15,712,738  $17,725,102     $172,905   $ 171,950
                                     ===========  ===========     ========   =========

   The accompanying notes are an integral part of these financial statements.

                                      PUTNAM VT INTERNATIONAL     PUTNAM VT SMALL CAP
                                              EQUITY                    VALUE            VAN KAMPEN LIT COMSTOCK
                                            SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                            (CLASS IB)               (CLASS IB)                 (CLASS I)
                                     ------------------------  ------------------------  ------------------------
                                       2007 (a)        2006      2007 (a)      2006         2007          2006
                                     ------------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    98,694   $  (29,059) $     3,287   $  (39,421) $    22,997  $     6,123
   Net realized gains (losses)         1,319,466      209,007    1,205,960      595,143      447,433      568,558
   Change in unrealized gains
      (losses) on investments         (1,093,229)     581,460     (969,961)     (25,434)    (519,602)      45,467
                                     -----------   ----------  -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 324,931      761,408      239,286      530,288      (49,172)     620,148
                                     -----------   ----------  -----------   ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,567       24,958          391       29,334           --           --
   Transfers from other funding
      options                            558,418    1,637,462      189,138      368,532      198,627      319,303
   Contract charges                          (11)        (621)         (13)        (811)        (731)      (1,043)
   Contract surrenders                  (289,129)    (458,732)    (262,898)    (605,116)  (1,127,688)  (1,248,380)
   Transfers to other funding
      options                         (4,501,846)    (501,986)  (3,801,327)    (294,883)    (370,927)    (226,305)
   Other receipts (payments)              (5,662)     (17,037)          --       (6,301)    (123,080)     (41,868)
                                     -----------   ----------  -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,236,663)     684,044   (3,874,709)    (509,245)  (1,423,799)  (1,198,293)
                                     -----------   ----------  -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets                (3,911,732)   1,445,452   (3,635,423)      21,043   (1,472,971)    (578,145)
NET ASSETS:
   Beginning of period                 3,911,732    2,466,280    3,635,423    3,614,380    4,240,252    4,818,397
                                     -----------   ----------  -----------   ----------  -----------  -----------
   End of period                     $        --   $3,911,732  $        --   $3,635,423  $ 2,767,281  $ 4,240,252
                                     ===========   ==========  ===========   ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      VAN KAMPEN LIT COMSTOCK   VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS I)
                                     -------------------------  -------------------------
                                         2007           2006        2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (52,048) $  (289,474) $   (42,244) $   (49,362)
   Net realized gains (losses)          4,072,790    6,044,882     (356,317)    (803,639)
   Change in unrealized gains
      (losses) on investments          (6,388,655)   3,578,577      874,760    1,096,108
                                     ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               (2,367,913)   9,333,985      476,199      243,107
                                     ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                122,464      341,122        2,870          840
   Transfers from other funding
      options                           1,937,903    3,076,722          486        9,426
   Contract charges                        (8,466)     (10,035)      (1,321)      (1,592)
   Contract surrenders                 (5,339,632)  (4,848,186)    (956,700)    (957,142)
   Transfers to other funding
      options                          (4,113,824)  (4,936,532)    (152,002)    (529,434)
   Other receipts (payments)           (1,175,564)    (571,945)    (163,010)    (125,630)
                                     ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,577,119)  (6,948,854)  (1,269,677)  (1,603,532)
                                     ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (10,945,032)   2,385,131     (793,478)  (1,360,425)
NET ASSETS:
   Beginning of period                 73,838,163   71,453,032    4,531,511    5,891,936
                                     ------------  -----------  -----------  -----------
   End of period                     $ 62,893,131  $73,838,163  $ 3,738,033  $ 4,531,511
                                     ============  ===========  ===========  ===========


                                     VAN KAMPEN LIT ENTERPRISE  VAN KAMPEN LIT GOVERNMENT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                  (CLASS I)
                                     -------------------------  -------------------------
                                          2007        2006          2007         2006
                                      ----------  ----------    -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (68,215) $  (65,675)   $   142,090  $   195,726
   Net realized gains (losses)           159,161      61,465         (3,125)     (42,997)
   Change in unrealized gains
      (losses) on investments            381,179     200,449         74,264      (73,269)
                                      ----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 472,125     196,239        213,229       79,460
                                      ----------  ----------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 4,899       1,153          7,997           --
   Transfers from other funding
      options                            307,631     114,985         96,309      238,279
   Contract charges                         (583)       (667)          (721)        (848)
   Contract surrenders                  (361,722)   (251,438)    (1,252,058)  (1,346,545)
   Transfers to other funding
      options                           (237,227)   (399,511)      (226,364)     (38,609)
   Other receipts (payments)            (133,387)    (14,800)      (142,152)    (390,670)
                                      ----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (420,389)   (550,278)    (1,516,989)  (1,538,393)
                                      ----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets                    51,736    (354,039)    (1,303,760)  (1,458,933)
NET ASSETS:
   Beginning of period                 4,383,067   4,737,106      4,590,747    6,049,680
                                      ----------  ----------    -----------  -----------
   End of period                      $4,434,803  $4,383,067    $ 3,286,987  $ 4,590,747
                                      ==========  ==========    ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                         VAN KAMPEN LIT             VAN KAMPEN LIT            VAN KAMPEN LIT
                                           GOVERNMENT             GROWTH AND INCOME         GROWTH AND INCOME
                                           SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                           (CLASS II)                 (CLASS I)                 (CLASS II)
                                    ------------------------  -------------------------  ------------------------
                                        2007         2006         2007         2006          2007         2006
                                    -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   631,499  $   640,954  $    37,537   $   (26,588) $  (147,285) $  (338,100)
   Net realized gains (losses)          (34,482)     (91,814)   1,597,919     1,469,492    3,303,950    4,485,847
   Change in unrealized gains
      (losses) on investments           577,112     (231,276)  (1,368,128)      417,445   (2,639,075)   2,213,691
                                    -----------  -----------  -----------   -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,174,129      317,864      267,328     1,860,349      517,590    6,361,438
                                    -----------  -----------  -----------   -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               16,182      116,932        9,115            --       45,583      177,704
   Transfers from other funding
     options                          1,938,444    1,065,671      112,896       308,268    1,040,613    2,942,648
   Contract charges                      (2,734)      (3,433)      (2,247)       (2,694)      (4,675)      (5,412)
   Contract surrenders               (1,693,752)  (1,963,804)  (3,079,167)   (1,850,293)  (2,353,704)  (2,337,755)
   Transfers to other funding          (236,198)    (463,113)    (792,144)     (921,750)
     options                           (467,803)    (942,803)    (774,610)     (335,268)  (1,981,581)  (2,075,585)
   Other receipts (payments)           (323,858)    (347,491)    (361,359)     (336,652)  (1,179,905)  (1,949,205)
                                    -----------  -----------  -----------   -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                  (533,521)  (2,074,928)  (4,095,372)   (2,216,639)  (4,433,669)  (3,247,605)
                                    -----------  -----------  -----------   -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  640,608   (1,757,064)  (3,828,044)     (356,290)  (3,916,079)   3,113,833
NET ASSETS:
   Beginning of period               22,259,321   24,016,385   13,767,007    14,123,297   49,612,106   46,498,273
                                    -----------  -----------  -----------   -----------  -----------  -----------
   End of period                    $22,899,929  $22,259,321  $ 9,938,963   $13,767,007  $45,696,027  $49,612,106
                                    ===========  ===========  ===========   ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         VAN KAMPEN LIT            VAN KAMPEN LIT
                                        STRATEGIC GROWTH          STRATEGIC GROWTH
                                           SUBACCOUNT                SUBACCOUNT
                                            (CLASS I)                (CLASS II)
                                    ------------------------  ------------------------
                                        2007         2006         2007         2006
                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (62,044) $   (96,572) $  (196,630) $  (205,041)
   Net realized gains (losses)         (366,372)  (1,213,487)     296,952      115,066
   Change in unrealized gains
      (losses) on investments         1,079,913    1,352,535    1,438,300      152,383
                                    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,497       42,476    1,538,622       62,408
                                    -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,286          360       53,974      171,103
   Transfers from other funding
     options                             30,503       29,037      402,564      499,805
   Contract charges                      (1,397)      (1,795)      (1,613)      (1,915)
   Contract surrenders               (1,145,666)  (2,587,880)    (711,444)    (688,604)
   Transfers to other funding
     options
   Other receipts (payments)           (142,065)     (90,999)    (390,565)    (133,669)
                                    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                (1,493,537)  (3,114,390)  (1,439,228)  (1,075,030)
                                    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (842,040)  (3,071,914)      99,394   (1,012,622)
NET ASSETS:
   Beginning of period                4,931,479    8,003,393   11,410,826   12,423,448
                                    -----------  -----------  -----------  -----------
   End of period                    $ 4,089,439  $ 4,931,479  $11,510,220  $11,410,826
                                    ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund ABD II for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on October 17, 1995 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
The Universal Institutional Funds, Inc. ("UIF")
Morgan Stanley Variable Investment Series ("Morgan Stanley")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Forty Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Value Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)

 1. ORGANIZATION

LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount (Class I)
LMPVIT Strategic Bond Subaccount (Class I)
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MFS Total Return Subaccount (Class F)
MSF Neuberger Berman Mid Cap Value Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
UIF Core Plus Fixed Income Subaccount (Class II)
UIF Equity Growth Subaccount (Class I)
UIF Mid Cap Growth Subaccount (Class I)
UIF Small Company Growth Subaccount (Class II)
UIF Value Subaccount (Class I)
Morgan Stanley Dividend Growth Subaccount (Class Y)

1. ORGANIZATION

Morgan Stanley Equity Subaccount (Class Y)
Morgan Stanley S&P 500 Index Subaccount (Class Y)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class I)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class I)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Government Subaccount (Class I)
Van Kampen LIT Government Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class I)
Van Kampen LIT Growth and Income Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
Van Kampen LIT Strategic Growth Subaccount (Class II)

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Emerging Markets Subaccount
DWSI Growth & Income Subaccount
DWSII International Select Equity Subaccount
LMPVPI All Cap Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount
UIF Emerging Markets Equity Subaccount
UIF Global Value Equity Subaccount
UIF U.S. Mid Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                              NEW NAME
--------                              --------
Legg Mason Partners Variable Social   Legg Mason Partners Variable Social
   Awareness Stock Portfolio             Awareness Portfolio
Janus Capital Appreciation            Janus Forty Portfolio
   Portfolio

1. ORGANIZATION

MERGERS:

OLD NAME                              NEW NAME
--------                              --------
LMPVPII Legg Mason Partners           LMPVET Legg Mason Partners Variable
   Variable Aggressive Growth            Aggressive Growth Portfolio
   Portfolio
LMPVPI Legg Mason Partners Variable   LMPVET Legg Mason Partners Variable
   Large Cap Growth Portfolio            Large Cap Growth Portfolio
Legg Mason Partners Variable All      Legg Mason Partners Variable Fundamental
   Cap Portfolio                         Value Portfolio
Western Asset Management High Yield   BlackRock High Yield Portfolio
   Bond Portfolio
Legg Mason Partners Variable Growth   Legg Mason Partners Variable Appreciation
 and Income Portfolio                    Portfolio

SUBSTITUTIONS:

OLD NAME                              NEW NAME
--------                              --------
AIM V.I. Core Equity Fund             Capital Guardian U.S. Equity Portfolio
Credit Suisse Emerging Markets        MFS Emerging Markets Equity Portfolio
   Portfolio
DWS Growth& Income VIP                Lord Abbett Growth and Income Portfolio
DWS International Select Equity VIP   MFS Research International Portfolio
Lord Abbett Series Growth and         Lord Abbett Growth and Income Portfolio
   Income Portfolio
Lord Abbett Series Mid Cap Value      Lord Abbett Mid-Cap Value Portfolio
   Portfolio
PIMCO VIT Real Return Portfolio       PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund   MFS Research International Portfolio
Putnam VT Small Cap Value Fund        Third Avenue Small Cap Value Portfolio
UIF Emerging Markets Equity           MFS Emerging Markets Equity Portfolio
   Portfolio
UIF Global Value Equity Portfolio     Oppenheimer Global Equity Portfolio
UIF U.S. Mid Cap Value Portfolio      Neuberger Berman Mid Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                         NEW PORTFOLIO
-------------                         -------------
BlackRock Large-Cap Core Portfolio    BlackRock Large-Cap Core Portfolio
   (Class A)                             (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes of net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                1.25% - 1.45%
Administrative                            0.15%
Enhanced Stepped-Up Provision             0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit     0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit   0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                             -----------------------  ------------------------------
                                                                            MARKET        COST OF         PROCEEDS
                                                               SHARES      VALUE ($)   PURCHASES ($)   FROM SALES ($)
                                                             ---------    ----------  -------------   --------------
AIM V.I. Core Equity Subaccount (Series I) (Cost $0) (a)            --            --         8,124      2,405,592
American Funds Global Growth Subaccount
   (Class 2) (Cost $1,511,144)                                  68,093     1,702,328     1,009,744        496,873
American Funds Growth Subaccount
   (Class 2) (Cost $2,052,757)                                  34,357     2,292,332       884,599        581,400
American Funds Growth-Income Subaccount
   (Class 2) (Cost $5,926,092)                                 166,231     7,024,934     1,250,611      1,125,359
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --            --       331,047      6,381,128
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $4,876,691)                          135,012     6,056,632       340,154      1,929,546
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $12,244,546)                         349,596    11,305,939     2,533,886      3,904,035
DWSI Growth& Income Subaccount
   (Class B) (Cost $0) (a)                                          --            --        14,553        685,487
DWSII International Select Equity Subaccount
   (Class B) (Cost $0) (a)                                          --            --       790,504      6,002,871
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $47,790,176)                      1,902,124    52,232,317    15,281,127      9,127,446
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $251,588)                            35,787       321,370        38,148        119,329
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $23,356,275)                        897,582    31,980,840     5,251,717      5,610,098
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $748,558)                                    61,182       978,917       480,684        410,192
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $490,825)                                    29,360       594,538       141,420         64,470
Janus Aspen Forty Subaccount
   (Service Shares) (Cost $3,903,578)                          163,848     6,685,001       936,052      1,133,964
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $1,223,036)                          148,331     1,696,903       129,140        438,520
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $1,569,986)                          380,667     1,971,857       186,722        473,659
Janus Aspen Mid Cap Value Subaccount
   (Service Shares) (Cost $2,243,779)                          170,322     2,842,673       507,334        856,522
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $8,048,740)                          321,315    11,255,665     1,582,796      2,262,065
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $10,703,637)                                828,417    13,511,481     3,382,822      3,082,488
LMPVET Appreciation Subaccount
   (Class I) (Cost $17,873,105)                                820,502    21,628,435     2,576,919      5,715,442
LMPVET Equity Index Subaccount
   (Class II) (Cost $8,380,575)                                278,388     9,351,044     1,039,244      3,688,003
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $48,825,781)                              2,219,337    48,137,412    36,745,573     11,000,923
LMPVET Investors Subaccount (Class I) (Cost $15,097,369)     1,188,543    19,634,732       924,257      4,598,198
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $5,220,084)                                 354,508     5,884,832     3,133,630      1,738,982
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $10,197,570)                                891,347    13,396,948     1,331,160      3,099,282
LMPVET Social Awareness Subaccount (Cost $131,076)               5,148       128,278        21,567          1,708
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --            --     1,870,916     35,097,101
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --            --        10,063        227,131

4. STATEMENT OF INVESTMENTS

                                                                    AS OF                FOR THE YEAR ENDED
                                                               DECEMBER 31, 2007          DECEMBER 31, 2007
                                                            ----------------------  -----------------------------
                                                                          MARKET       COST OF        PROCEEDS
                                                               SHARES    VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                            ----------  ----------  -------------  --------------
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --          --         7,746      3,056,176
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --          --        69,750      3,145,639
LMPVIT Adjustable Rate Income Subaccount
   (Cost $226,931)                                              22,723     216,552        28,705        101,539
LMPVIT Diversified Strategic Income Subaccount
   (Cost $12,171,685)                                        1,232,925  10,627,811       854,447      3,174,779
LMPVIT Global High Yield Bond Subaccount
   (Class I) (Cost $9,625,005)                               1,036,145   9,377,114     1,087,125      2,184,713
LMPVIT Strategic Bond Subaccount
   (Class I) (Cost $25,815,731)                              2,452,540  24,353,724     3,355,734      4,965,323
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                         --          --           119        822,956
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --          --       230,173      1,310,771
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $10,377,270)                                519,375   9,379,908     1,831,172      3,579,225
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $12,333,484)                              1,472,821  12,136,048     2,059,263      3,356,506
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $1,214,974) (b)                             110,733   1,225,812     1,382,369        168,090
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --          --        98,052      1,426,081
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $216,059)                                    16,702     226,642        71,941        874,209
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $19,321,524)                              1,116,200  19,276,778     2,941,104      6,135,999
MIST Janus Forty Subaccount (Class A) (Cost $42,500,106)       576,443  48,311,677     8,599,165     12,313,514
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $181,682)                                    10,704     183,683        20,578         60,811
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $9,964,873)                                 838,433  10,589,406     1,553,199      3,723,525
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $11,087,257)                                406,945  11,675,265     2,490,906      3,531,981
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $995,285)                                    46,347     902,848     1,133,503        205,823
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,293,587)                                 188,978   2,282,852        79,683        740,763
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $18,263,838) (b)                          1,596,838  22,962,535    22,171,757      4,529,378
MIST MFS Research International Subaccount
   (Class B) (Cost $9,151,546) (b)                             674,054   9,652,448    10,579,302      1,486,528
MIST MFS Value Subaccount (Class A) (Cost $1,174,518)           82,226   1,236,674       886,525        920,503
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $25,007,999)                              1,515,236  21,334,521     3,515,755      8,397,650
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $715,411) (b)                                68,618     752,054       876,495        164,863
MIST Pioneer Fund Subaccount (Class A) (Cost $45,301)            3,284      50,011           441            914
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $2,727,166)                                 287,119   2,876,928       283,720      1,033,488
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $3,188,367)                                 185,317   2,905,774     3,757,014      1,023,123
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $18,332,162)                                758,699  21,744,327       377,323      6,104,647

4. STATEMENT OF INVESTMENTS

                                                                    AS OF                FOR THE YEAR ENDED
                                                               DECEMBER 31, 2007          DECEMBER 31, 2007
                                                            ----------------------  -----------------------------
                                                                          MARKET       COST OF        PROCEEDS
                                                               SHARES    VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                            ----------  ----------  -------------  --------------
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $18,950,991)                                182,783  20,418,722     1,171,385      5,484,988
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $41,556,611)                                415,565  41,556,611    22,726,524     17,486,404
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $2,139,838) (b)                             162,755   2,024,674     2,529,569        389,038
MSF FI Large Cap Subaccount (Class A) (Cost $51,220,178)     3,470,983  50,884,608     4,643,096     14,294,409
MSF FI Value Leaders Subaccount
   (Class D) (Cost $42,132,437)                                210,035  41,120,622     5,050,747     12,448,110
MSF MFS Total Return Subaccount
   (Class F) (Cost $88,731,593)                                610,411  93,667,499     6,767,566     22,273,991
MSF Neuberger Berman Mid Cap Value Subaccount
   (Class A) (Cost $24,083,765) (b)                          1,064,880  22,639,343    28,487,968      4,213,232
MSF Oppenheimer Global Equity Subaccount
   (Class A) (Cost $20,547,742) (b)                          1,169,878  20,472,863    23,821,043      3,306,861
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $18,419,447)                              1,134,270  19,781,667     1,563,559      2,670,184
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $4,927,663)                                 347,725   5,702,687       446,141      1,613,879
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                          --          --       128,860        236,835
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $246,876)                                    20,370     254,426       182,304         37,726
UIF Emerging Markets Equity Subaccount
   (Class I) (Cost $0) (a)                                          --          --       446,299     16,238,197
UIF Global Value Equity Subaccount (Class I) (Cost $0) (a)          --          --       270,296     25,005,005
UIF Core Plus Fixed Income Subaccount
   (Class II) (Cost $7,440,047)                                654,803   7,517,139     1,637,114        499,689
UIF Equity Growth Subaccount (Class I) (Cost $7,404,996)       516,928  10,385,080       913,002      1,400,191
UIF Mid Cap Growth Subaccount (Class I) (Cost $7,878,107)      796,267  11,609,570     1,246,096      2,961,884
UIF Small Company Growth Subaccount
   (Class II) (Cost $2,827,861)                                189,481   3,207,910       592,692      1,177,129
UIF U.S. Mid Cap Value Subaccount (Class I) (Cost $0) (a)           --          --       359,244     29,436,053
UIF Value Subaccount (Class I) (Cost $14,714,660)            1,159,484  15,270,405     1,921,164      4,814,942
Morgan Stanley Dividend Growth Subaccount
   (Class Y) (Cost $901,221)                                    64,932   1,102,543        15,356         82,130
Morgan Stanley Equity Subaccount
   (Class Y) (Cost $1,036,563)                                  33,971   1,191,031       837,761        103,902
Morgan Stanley S&P 500 Index Subaccount
   (Class Y) (Cost $4,561,504)                                 425,924   5,690,345       609,812        809,198
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --          --        10,955        668,587
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $15,272,633)                 1,498,089  15,714,564     2,260,811      4,830,932
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $139,119)                                   29,112     172,925        41,148         41,672
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --          --     1,116,523      4,748,433
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --          --       583,584      4,069,752
Van Kampen LIT Comstock Subaccount
   (Class I) (Cost $2,354,472)                                 199,683   2,767,601       434,531      1,744,249
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $52,083,630)                             4,558,116  62,902,003     3,861,377     10,884,280

4. STATEMENT OF INVESTMENTS

                                                     AS OF                FOR THE YEAR ENDED
                                               DECEMBER 31, 2007          DECEMBER 31, 2007
                                             ---------------------  -----------------------------
                                                          MARKET       COST OF        PROCEEDS
                                               SHARES    VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                             ---------  ----------  -------------  --------------
Van Kampen LIT Enterprise Subaccount
   (Class I) (Cost $4,587,086)                 213,993   3,738,466       46,794       1,358,629
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $3,408,048)                253,887   4,435,409      261,376         749,772
Van Kampen LIT Government Subaccount
   (Class I) (Cost $3,191,225)                 345,311   3,287,364      296,913       1,671,788
Van Kampen LIT Government Subaccount
   (Class II) (Cost $22,517,419)             2,408,296  22,902,895    2,602,369       2,503,347
Van Kampen LIT Growth and Income Subaccount
   (Class I) (Cost $7,678,176)                 465,361   9,940,114      878,976       4,442,644
Van Kampen LIT Growth and Income Subaccount
   (Class II) (Cost $35,683,029)             2,144,647  45,702,438    3,282,543       6,024,942
Van Kampen LIT Strategic Growth Subaccount
   (Class I) (Cost $4,670,198)                 121,434   4,089,911       45,424       1,600,910
Van Kampen LIT Strategic Growth Subaccount
   (Class II) (Cost $8,954,521)                345,806  11,511,868      265,917       1,901,213

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

5.   FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                    AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------  ------------------------------------------------
                                                    UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO        LOWEST TO
                                            (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                            ------  -------------  ----------  -------------  ----------------  ---------------
AIM V.I. Core Equity                  2007      --  1.154 - 1.159        --           --         1.40 - 1.80        7.04 - 7.22
   Subaccount (Series I) (a)          2006   2,066  1.078 - 1.081     2,233         0.55         1.40 - 1.80        7.80 - 8.10

American Funds Global Growth          2007     777  2.153 - 2.194     1,702         2.84         1.40 - 1.80      12.78 - 13.27
   Subaccount (Class 2)               2006     566  1.909 - 1.937     1,096         0.74         1.40 - 1.80       7.85 - 18.76
                                      2005     206  1.614 - 1.631       335         0.58         1.40 - 1.80       5.01 - 12.48
                                      2004     116          1.450       169         0.41                1.40              11.88
                                      2003      70          1.296        91         0.23                1.40              28.19

American Funds Growth                 2007   1,202  1.875 - 1.910     2,292         0.78         1.40 - 1.80      10.36 - 10.79
   Subaccount (Class 2)               2006   1,106  1.699 - 1.724     1,904         0.94         1.40 - 1.80       8.22 - 10.10
                                      2005     591  1.570 - 1.587       937         0.88         1.40 - 1.80       4.25 - 14.58
                                      2004     221          1.385       306         0.20                1.40              10.98
                                      2003     131          1.248       164         0.20                1.40              23.93

American Funds Growth-Income          2007   4,202  1.644 - 1.675     7,024         1.49         1.40 - 1.80        3.14 - 3.59
   Subaccount (Class 2)               2006   4,267  1.594 - 1.617     6,886         1.53         1.40 - 1.80      13.21 - 13.63
                                      2005   4,524  1.408 - 1.423     6,431         1.37         1.40 - 1.80        3.91 - 4.33
                                      2004   4,114  1.355 - 1.364     5,606         1.10         1.40 - 1.80        8.40 - 8.86
                                      2003   2,047  1.250 - 1.253     2,564         1.90         1.40 - 1.80      21.10 - 24.18

Credit Suisse Trust Emerging Markets  2007      --  2.040 - 3.042        --           --         1.40 - 1.80        4.72 - 4.82
   Subaccount (a)                     2006   2,919  1.947 - 2.905     5,756         0.52         1.40 - 1.80      30.15 - 30.72
                                      2005   4,021  1.493 - 2.232     6,062         0.70         1.40 - 1.80      25.68 - 26.11
                                      2004   4,165  1.186 - 1.776     4,979         0.29         1.40 - 1.80      22.65 - 23.20
                                      2003   4,252  0.964 - 1.448     4,126           --         1.40 - 1.80      40.52 - 48.36

5.   FINANCIAL HIGHLIGHTS

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------  ---------------------------------------------
                                                                                                     EXPENSE
                                                         UNIT VALUE(1)              INVESTMENT(2)    RATIO(3)    TOTAL RETURN(4)
                                                  UNITS    LOWEST TO    NET ASSETS     INCOME       LOWEST TO       LOWEST TO
                                                 (000s)   HIGHEST ($)     ($000s)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                                 ------  -------------  ----------  -------------  -----------  -----------------
Dreyfus VIF Appreciation                   2007   4,434  1.341 - 1.587     6,056         1.63      1.40 - 2.00        4.94 - 5.67
   Subaccount (Initial Shares)             2006   5,636  1.272 - 1.508     7,280         1.58      1.40 - 2.00      14.19 - 14.81
                                           2005   6,850  1.110 - 1.318     7,705         0.02      1.40 - 2.00        2.34 - 2.94
                                           2004   8,281  1.081 - 1.286     9,044         1.56      1.40 - 2.00        2.97 - 3.62
                                           2003  10,056  1.045 - 1.246    10,597         1.38      1.40 - 2.00      19.29 - 21.21

Dreyfus VIF Developing Leaders             2007   9,690  1.149 - 1.368    11,305         0.77      1.40 - 2.00  (12.81) - (12.27)
   Subaccount (Initial Shares)             2006  12,129  1.313 - 1.566    16,133         0.41      1.40 - 2.00        1.70 - 2.31
                                           2005  14,894  1.286 - 1.537    19,356           --      1.40 - 2.00        3.73 - 4.34
                                           2004  17,196  1.235 - 1.479    21,420         0.19      1.40 - 2.00        9.11 - 9.80
                                           2003  19,563  1.127 - 1.352    22,193         0.03      1.40 - 2.00      29.69 - 32.61

DWSI Growth & Income                       2007      --  1.191 - 1.482        --         0.83      1.60 - 2.15        4.25 - 4.66
   Subaccount (Class B) (a)                2006     476  1.142 - 1.416       662         0.62      1.60 - 2.15      10.93 - 11.50
                                           2005     517  1.029 - 1.270       649         0.94      1.60 - 2.15        1.58 - 4.94
                                           2004     460  1.210 - 1.221       558         0.45      1.60 - 2.15        5.00 - 8.05
                                           2003     228  1.126 - 1.130       257           --      1.60 - 2.15       3.20 - 10.71

DWSII International Select Equity          2007      --  1.593 - 2.263        --         2.34      1.55 - 2.25      16.02 - 16.59
   Subaccount (Class B) (a)                2006   2,896  1.372 - 1.941     5,349         1.54      1.55 - 2.25      10.65 - 23.08
                                           2005   2,669  1.120 - 1.577     4,060         2.29      1.60 - 2.25       3.21 - 12.16
                                           2004   2,292  1.167 - 1.406     3,168         0.43      1.60 - 2.25       6.48 - 16.01
                                           2003     524  1.208 - 1.212       634           --      1.60 - 2.15       6.70 - 16.59

Fidelity VIP Contrafund                    2007  30,050  1.368 - 2.150    52,225         0.71      1.40 - 2.25      14.67 - 15.68
   Subaccount (Service Class 2)            2006  33,657  1.191 - 1.866    50,828         1.00      1.40 - 2.25        9.02 - 9.90
                                           2005  34,047  1.091 - 1.705    46,838         0.12      1.40 - 2.25       2.72 - 15.01
                                           2004  30,508  1.011 - 1.488    36,691         0.19      1.40 - 2.15      12.72 - 13.60
                                           2003  23,114  0.892 - 1.316    23,827         0.24      1.40 - 2.15       9.01 - 27.67

Fidelity VIP Dynamic Capital Appreciation  2007     245  1.062 - 1.730       321         0.10      1.40 - 1.80        4.85 - 5.25
   Subaccount (Service Class 2)            2006     344  1.009 - 1.650       414         0.24      1.40 - 1.80      11.79 - 12.24
                                           2005     352  0.899 - 1.476       370           --      1.40 - 1.80      18.46 - 19.07
                                           2004     603  0.755 - 1.246       509           --      1.40 - 1.80    (0.48) - (0.13)
                                           2003     894  0.756 - 1.252       730           --      1.40 - 1.80      23.13 - 26.85

Fidelity VIP Mid Cap                       2007  13,979  1.378 - 2.511    31,976         0.49      1.40 - 2.25      12.78 - 13.72
   Subaccount (Service Class 2)            2006  15,349  1.220 - 2.217    30,956         0.18      1.40 - 2.25       9.88 - 10.87
                                           2005  16,637  1.108 - 2.008    30,307           --      1.40 - 2.25       3.84 - 16.35
                                           2004  14,949  1.475 - 1.732    23,598           --      1.40 - 2.15      22.04 - 22.91
                                           2003  10,708  1.202 - 1.415    13,616         0.21      1.40 - 2.15       9.28 - 46.18

FTVIPT Templeton Developing Markets        2007     274  3.523 - 3.589       979         2.22      1.40 - 1.80      26.50 - 27.00
   Securities Subaccount (Class 2)         2006     270  2.785 - 2.826       762         1.16      1.40 - 1.80      25.79 - 26.97
                                           2005     184  2.214 - 2.238       413         0.83      1.40 - 1.80       7.37 - 25.66
                                           2004      39          1.781        69         1.88             1.40              23.00
                                           2003       5          1.448         7           --             1.40              44.80

FTVIPT Templeton Foreign Securities        2007     350  1.681 - 1.706       594         2.04      1.40 - 1.80      13.35 - 13.81
   Subaccount (Class 2)                    2006     320  1.483 - 1.499       478         1.22      1.40 - 1.80      19.31 - 19.82
                                           2005     176  1.243 - 1.251       220         0.84      1.40 - 1.80        2.73 - 8.59
                                           2004       7          1.152         8           --             1.40              14.17

5. FINANCIAL HIGHLIGHTS

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                               -------  -------------  ----------  -------------  ----------------  ---------------
Janus Aspen Forty                        2007    4,582  1.219 - 2.239     6,684         0.18         1.40 - 2.10      33.80 - 34.79
   Subaccount (Service Shares)           2006    4,723  0.907 - 1.670     5,110         0.14         1.40 - 2.10        6.83 - 7.52
                                         2005    4,933  0.845 - 1.560     5,151         0.01         1.40 - 2.10      10.23 - 11.07
                                         2004    4,907  0.762 - 1.412     4,570         0.03         1.40 - 2.10      15.52 - 16.36
                                         2003    5,228  0.657 - 1.220     4,135         0.26         1.40 - 2.10      17.23 - 18.49

Janus Aspen Global Life Sciences         2007    1,337  1.247 - 1.959     1,697           --         1.40 - 1.80      19.52 - 20.04
   Subaccount (Service Shares)           2006    1,578  1.041 - 1.639     1,674           --         1.40 - 1.80        4.39 - 4.88
                                         2005    1,764  0.995 - 1.570     1,783           --         1.40 - 1.80      10.33 - 10.69
                                         2004    2,154  0.900 - 1.423     1,963           --         1.40 - 1.80      12.22 - 12.67
                                         2003    2,381  0.801 - 1.268     1,925           --         1.40 - 1.80      18.39 - 24.42

Janus Aspen Global Technology            2007    3,980  0.480 - 2.017     1,972         0.32         1.40 - 1.80      19.49 - 20.00
   Subaccount (Service Shares)           2006    4,550  0.400 - 1.688     1,883           --         1.40 - 1.80        5.90 - 6.30
                                         2005    5,192  0.377 - 1.594     2,001           --         1.40 - 1.80       9.55 - 10.12
                                         2004    6,741  0.344 - 1.455     2,361           --         1.40 - 1.80    (1.22) - (0.86)
                                         2003    7,657  0.347 - 1.473     2,707           --         1.40 - 1.80      33.67 - 44.21

Janus Aspen Mid Cap Value                2007    1,417  1.964 - 2.030     2,842         1.24         1.40 - 2.10        4.91 - 5.67
   Subaccount (Service Shares)           2006    1,657  1.872 - 1.921     3,152         1.04         1.40 - 2.10      12.70 - 13.47
                                         2005    1,640  1.661 - 1.693     2,755         0.65         1.40 - 2.10        7.72 - 8.53
                                         2004    1,751  1.542 - 1.560     2,719         3.32         1.40 - 2.10      15.33 - 16.16
                                         2003    1,624  1.337 - 1.343     2,178         0.12         1.40 - 2.10      33.70 - 34.30

Janus Aspen Worldwide Growth             2007   13,646  0.722 - 1.706    11,254         0.56         1.40 - 2.10        7.07 - 7.81
   Subaccount (Service Shares)           2006   14,619  0.671 - 1.588    10,968         1.61         1.40 - 2.10      15.53 - 16.27
                                         2005   16,995  0.578 - 1.371    10,990         1.19         1.40 - 2.10        3.35 - 4.10
                                         2004   20,463  0.557 - 1.322    12,664         0.89         1.40 - 2.10        2.41 - 3.13
                                         2003   23,879  0.541 - 1.288    14,139         0.85         1.40 - 2.10      20.86 - 28.96

LMPVET Aggressive Growth                 2007   12,055  1.053 - 1.703    13,510           --         1.40 - 2.25      (4.88) - 0.09
   Subaccount (Class I)                  2006   12,363  1.054 - 1.066    13,171           --         1.40 - 1.60        7.01 - 7.24
                                         2005   14,520  0.985 - 0.994    14,420           --         1.40 - 1.60       9.93 - 10.08
                                         2004   16,632  0.896 - 0.903    15,005           --         1.40 - 1.60        8.21 - 8.40
                                         2003   17,803  0.828 - 0.833    14,816           --         1.40 - 1.60      32.27 - 32.64

LMPVET Appreciation                      2007   12,191  1.659 - 1.775    21,626         0.99         1.40 - 1.80        2.72 - 6.93
   Subaccount (Class I)                  2006   14,991  1.641 - 1.660    24,883         1.04         1.40 - 1.60      13.02 - 13.23
                                         2005   18,958  1.452 - 1.466    27,794         0.78         1.40 - 1.60        2.61 - 2.81
                                         2004   22,773  1.415 - 1.426    32,468         1.08         1.40 - 1.60        7.03 - 7.30
                                         2003   24,850  1.322 - 1.329    33,025         0.65         1.40 - 1.60      22.63 - 22.83

LMPVET Equity Index                      2007    8,612  1.059 - 1.676     9,350         1.41         1.40 - 1.80        3.01 - 3.37
   Subaccount (Class II)                 2006   11,469  1.026 - 1.627    12,010         1.32         1.40 - 1.80      13.06 - 13.57
                                         2005   13,561  0.905 - 1.439    12,512         1.14         1.40 - 1.80        2.42 - 2.81
                                         2004   15,979  0.882 - 1.405    14,324         1.31         1.40 - 1.80        8.24 - 8.68
                                         2003   17,925  0.813 - 1.298    14,771         1.05         1.40 - 1.80      25.66 - 32.31

LMPVET Fundamental Value                 2007   28,396  1.174 - 1.779    48,132         1.34         1.40 - 2.25    (5.47) - (0.18)
   Subaccount (Class I)                  2006   15,276  1.694 - 1.714    26,168         1.54         1.40 - 1.60      14.93 - 15.19
                                         2005   18,293  1.474 - 1.488    27,210         0.89         1.40 - 1.60        3.15 - 3.33
                                         2004   21,346  1.429 - 1.440    30,733         0.65         1.40 - 1.60        6.48 - 6.67
                                         2003   22,643  1.342 - 1.350    30,551         0.62         1.40 - 1.60      36.38 - 36.78

5. FINANCIAL HIGHLIGHTS

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                               -------  -------------  ----------  -------------  ----------------  ---------------
LMPVET Investors Subaccount (Class I)    2007   11,996  1.321 - 1.809    19,632         1.15         1.40 - 2.25        1.54 - 2.43
                                         2006   14,511  1.301 - 1.773    23,184         1.56         1.40 - 2.25      15.64 - 16.63
                                         2005   17,387  1.125 - 1.527    23,839         1.14         1.40 - 2.25       4.23 - 10.62
                                         2004   20,331  1.211 - 1.459    26,544         1.42         1.40 - 2.15        5.64 - 8.89
                                         2003   22,286  1.116 - 1.346    26,696         1.44         1.40 - 2.15      12.90 - 33.80

LMPVET Large Cap Growth                  2007    5,121  1.063 - 1.582     5,884         0.04         1.40 - 2.15      (0.95) - 3.76
   Subaccount (Class I)                  2006    4,111  1.026 - 1.038     4,264         0.15         1.40 - 1.60        2.91 - 3.18
                                         2005    4,814  0.997 - 1.006     4,842         0.13         1.40 - 1.60        3.64 - 3.71
                                         2004    5,441  0.962 - 0.970     5,275         0.35         1.40 - 1.60    (1.33) - (1.02)
                                         2003    5,978  0.975 - 0.980     5,857         0.03         1.40 - 1.60      45.31 - 45.62

LMPVET Small Cap Growth                  2007    8,584  1.193 - 2.168    13,395           --         1.40 - 2.25        7.58 - 8.53
   Subaccount (Class I)                  2006   10,302  1.102 - 2.006    14,698           --         1.40 - 2.25      10.19 - 11.18
                                         2005   11,822  0.993 - 1.812    15,116           --         1.40 - 2.25        0.90 - 6.68
                                         2004   13,070  0.962 - 1.758    15,866           --         1.40 - 2.15      12.65 - 13.60
                                         2003   12,349  0.849 - 1.555    12,666           --         1.40 - 2.15       6.11 - 53.87

LMPVET Social Awareness                  2007       99          1.295       128         1.40                1.40               9.38
   Subaccount                            2006       99          1.184       117         0.64                1.40               6.19
                                         2005       81          1.115        91         0.71                1.40               0.09

LMPVPI All Cap Subaccount (Class I) (a)  2007       --  1.248 - 2.076        --         0.29         1.40 - 2.25        4.67 - 5.01
                                         2006   18,254  1.191 - 1.977    33,215         1.31         1.40 - 2.25      15.52 - 16.43
                                         2005   21,361  1.029 - 1.698    33,622         0.84         1.40 - 2.25        1.58 - 6.22
                                         2004   24,241  1.210 - 1.655    37,245         0.56         1.40 - 2.15        5.97 - 6.84
                                         2003   23,104  1.136 - 1.549    33,400         0.28         1.40 - 2.15      13.10 - 38.70

LMPVPII Growth and Income                2007       --  1.300 - 1.647        --         0.06         1.40 - 1.80        4.37 - 4.59
   Subaccount (Class I) (a)              2006      155  1.243 - 1.578       215         0.42         1.40 - 1.80      10.43 - 10.78
                                         2005      178  1.122 - 1.429       226         0.36         1.40 - 1.80        1.78 - 2.19
                                         2004      183  1.098 - 1.404       228         0.91         1.40 - 1.80        6.44 - 6.91
                                         2003      180  1.027 - 1.319       210         0.51         1.40 - 1.80      27.69 - 28.38

LMPVPI Large Cap Growth                  2007       --  1.080 - 1.564        --           --         1.40 - 2.25        3.94 - 4.24
   Subaccount (Class I) (a)              2006    2,244  1.039 - 1.503     2,919           --         1.40 - 2.25        1.86 - 2.81
                                         2005    2,355  1.020 - 1.468     2,992         0.02         1.40 - 2.25        0.90 - 3.81
                                         2004    2,433  1.124 - 1.420     2,951         0.26         1.40 - 2.15    (7.61) - (0.88)
                                         2003      838  1.137 - 1.439     1,012         0.03         1.40 - 2.15       9.75 - 42.50

LMPVPII Aggressive Growth                2007       --  1.210 - 1.824        --           --         1.40 - 2.25        3.33 - 3.59
   Subaccount (Class I) (a)              2006    1,948  1.170 - 1.763     2,965           --         1.40 - 2.25        8.55 - 9.59
                                         2005    1,821  1.076 - 1.616     2,593           --         1.40 - 2.25       1.30 - 13.17
                                         2004    1,422  1.120 - 1.498     1,873           --         1.40 - 2.15        6.77 - 7.55
                                         2003      504  1.043 - 1.398       604           --         1.40 - 2.15       4.78 - 38.13

LMPVIT Adjustable Rate Income            2007      210  1.015 - 1.033       217         4.36         1.40 - 1.80      (0.49) - 0.00
   Subaccount                            2006      287  1.020 - 1.033       296         4.69         1.40 - 1.80        1.09 - 2.68
                                         2005      183  1.002 - 1.006       184         2.82         1.40 - 1.60        0.80 - 0.90
                                         2004      211  0.994 - 0.997       210         1.11         1.40 - 1.60      (0.20) - 0.10
                                         2003      140          0.999       140         0.34                1.40                 --

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ---------------
LMPVIT Diversified Strategic Income      2007   7,370          1.442    10,627         4.71                1.40               0.56
   Subaccount                            2006   9,258          1.434    13,274         5.54                1.40        3.66 - 3.91
                                         2005  11,554          1.380    15,940         5.01                1.40               1.17
                                         2004  14,607  1.354 - 1.364    19,928         4.41         1.40 - 1.60        5.04 - 5.25
                                         2003  17,617  1.289 - 1.296    22,833         5.66         1.40 - 1.60       9.98 - 10.20

LMPVIT Global High Yield Bond            2007   6,128  1.065 - 1.648     9,376         6.69         1.40 - 2.25    (2.31) - (1.44)
   Subaccount (Class I)                  2006   7,164  1.087 - 1.672    11,208         5.48         1.40 - 2.25        8.21 - 9.07
                                         2005   8,741  1.003 - 1.533    12,525         5.94         1.40 - 2.25      (0.20) - 2.40
                                         2004   8,890  1.104 - 1.497    12,641         6.43         1.40 - 2.25        1.56 - 9.51
                                         2003   8,517  1.068 - 1.367    11,217         7.54         1.40 - 2.15       2.69 - 22.49

LMPVIT Strategic Bond                    2007  18,337  1.018 - 1.519    24,350         4.66         1.40 - 2.25      (0.29) - 0.60
   Subaccount (Class I)                  2006  20,023  1.021 - 1.510    26,656         5.29         1.40 - 2.25        2.71 - 3.57
                                         2005  21,202  0.993 - 1.458    27,530         4.76         1.40 - 2.25      (0.50) - 1.22
                                         2004  21,523  1.059 - 1.443    28,068         4.71         1.40 - 2.25        0.38 - 5.17
                                         2003  21,155  1.014 - 1.372    26,860         6.22         1.40 - 2.15       2.52 - 11.64

Lord Abbett Growth and Income            2007      --  1.653 - 1.693        --          --          1.40 - 2.00        3.83 - 3.99
   Subaccount (Class VC) (a)             2006     488  1.592 - 1.628       789         1.37         1.40 - 2.00      14.95 - 15.63
                                         2005     447  1.385 - 1.408       627         0.95         1.40 - 2.00        1.17 - 1.88
                                         2004     421  1.369 - 1.382       580         1.19         1.40 - 2.00      10.49 - 11.09
                                         2003     177  1.239 - 1.244       219         1.24         1.40 - 2.00      10.82 - 16.26

Lord Abbett Mid-Cap Value                2007      --  1.975 - 2.007        --          --          1.40 - 1.80      10.15 - 10.27
Subaccount (Class VC) (a)                2006     535  1.793 - 1.820       969         0.46         1.40 - 1.80      10.20 - 10.71
                                         2005     647  1.627 - 1.644     1,062         0.49         1.40 - 1.80        6.27 - 6.68
                                         2004     392  1.531 - 1.541       603         0.43         1.40 - 1.80      21.89 - 22.30
                                         2003     193  1.256 - 1.260       243         0.95         1.40 - 1.80       7.06 - 16.45

MIST Batterymarch Mid-Cap Stock          2007   3,638  1.854 - 2.593     9,379         0.32         1.40 - 2.00        3.92 - 4.56
   Subaccount (Class A)                  2006   4,800  1.784 - 2.480    11,848           --         1.40 - 2.00    (5.01) - (4.65)

MIST BlackRock High Yield                2007   7,483  1.415 - 1.624    12,135        10.52         1.29 - 1.69        0.93 - 1.31
   Subaccount (Class A)                  2006   9,052  1.402 - 1.603    14,484           --         1.40 - 1.80        5.26 - 5.53

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007   1,015  1.189 - 1.823     1,226           --         1.40 - 1.80      (0.22) - 0.00

MIST BlackRock Large-Cap Core            2007      --  1.190 - 1.827        --         0.69         1.40 - 1.80        4.76 - 4.97
   Subaccount (Class A) (a)              2006   1,172  1.135 - 1.744     1,348           --         1.40 - 1.80        5.76 - 6.00

MIST Dreman Small-Cap Value              2007     175  1.189 - 1.326       227           --         1.60 - 2.25    (6.71) - (2.50)
   Subaccount (Class A)                  2006     764  1.226 - 1.360     1,029         0.46         1.60 - 2.25        6.07 - 6.58

MIST Harris Oakmark International        2007  12,473  1.523 - 1.990    19,275         0.97         1.39 - 1.79    (2.64) - (2.28)
   Subaccount (Class A)                  2006  15,532  1.561 - 2.044    24,540           --         1.36 - 1.76      10.07 - 10.34

MIST Janus Forty Subaccount (Class A)    2007  17,018  2.246 - 2.843    48,306         0.18         1.40 - 1.80      28.12 - 28.64
                                         2006  21,594  1.753 - 2.210    47,647           --         1.40 - 1.80        2.39 - 2.65

MIST Legg Mason Partners Managed Assets  2007     145          1.265       184         2.34                1.40               4.89
   Subaccount (Class A)                  2006     193  1.200 - 1.206       233           --         1.40 - 1.60        5.73 - 5.79

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
MIST Lord Abbett Bond Debenture          2007   5,979  1.476 - 1.774    10,588         5.60         1.40 - 1.80          4.90 - 5.34
   Subaccount (Class A)                  2006   7,524  1.407 - 1.684    12,647           --         1.40 - 1.80          4.69 - 4.99

MIST Lord Abbett Growth and Income       2007  10,562  1.093 - 1.106    11,674         0.85         1.15 - 1.90        (2.06) - 2.50
   Subaccount (Class B)                  2006  11,983  1.075 - 1.079    12,928           --         1.15 - 1.75          7.39 - 7.79

MIST Lord Abbett Mid-Cap Value           2007     849  1.058 - 1.065       903         0.12         1.40 - 1.80      (1.21) - (0.75)
   Subaccount (Class B)                  2006      73  1.071 - 1.073        79           --         1.40 - 1.80         5.30 - 15.75

MIST Met/AIM Capital Appreciation        2007   2,286  0.728 - 1.680     2,283         0.09         1.40 - 2.25         9.47 - 10.33
   Subaccount (Class A)                  2006   3,096  0.661 - 1.528     2,666         0.18         1.40 - 2.25      (1.68) - (1.18)

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)              2007   7,677  2.030 - 3.945    22,959           --         1.40 - 2.25        15.92 - 25.38

MIST MFS Research International
   Subaccount (Class B) (b)              2007   5,248  1.540 - 2.375     9,651           --         1.40 - 2.25          4.02 - 4.59

MIST MFS Value Subaccount (Class A)      2007     860  1.404 - 1.716     1,237           --         1.40 - 1.80          5.73 - 6.13
                                         2006     895  1.326 - 1.623     1,209         1.91         1.40 - 1.80        10.33 - 12.66

MIST Neuberger Berman Real Estate        2007  20,852  1.012 - 1.026    21,332         1.14         1.40 - 2.25    (16.71) - (16.04)
   Subaccount (Class A)                  2006  27,282  1.215 - 1.222    33,283           --         1.40 - 2.25         5.84 - 21.83

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)              2007     617  1.200 - 1.223       752           --         1.40 - 1.80          6.10 - 6.44

MIST Pioneer Fund Subaccount (Class A)   2007      30  1.619 - 1.650        50         0.87         1.40 - 1.80          3.12 - 3.58
                                         2006      30  1.570 - 1.593        48           --         1.40 - 1.80          7.39 - 7.64

MIST Pioneer Strategic Income            2007   1,779  1.406 - 1.622     2,877         0.71         1.40 - 1.80          4.77 - 5.12
   Subaccount (Class A)                  2006   2,236  1.342 - 1.543     3,443         4.39         1.40 - 1.80          3.39 - 3.77

MIST Third Avenue Small Cap Value        2007   2,951  0.975 - 0.985     2,905         0.21         1.40 - 2.00     (10.30) - (4.37)
   Subaccount (Class B)                  2006     490  1.027 - 1.030       505           --         1.40 - 1.80          2.39 - 4.04

MSF BlackRock Aggressive Growth          2007  17,505  1.224 - 1.874    21,742           --         1.40 - 2.00        18.00 - 18.76
   Subaccount (Class D)                  2006  22,200  1.033 - 1.584    23,216           --         1.40 - 2.00      (2.66) - (2.25)

MSF BlackRock Bond Income                2007  13,403  1.137 - 1.526    20,416         3.40         1.40 - 1.80          4.41 - 4.81
   Subaccount (Class A)                  2006  16,630  1.089 - 1.456    24,174           --         1.40 - 1.80          3.71 - 4.00

MSF BlackRock Money Market               2007  34,831  1.040 - 1.276    41,551         4.94         1.40 - 2.15          2.76 - 3.57
   Subaccount (Class A)                  2006  30,981  1.011 - 1.232    36,313         3.29         1.40 - 2.15          1.87 - 2.41

MSF Capital Guardian U.S. Equity
   Subaccount (Class A) (b)              2007   1,862  1.080 - 1.087     2,024           --         1.40 - 1.80      (6.41) - (6.21)

MSF FI Large Cap Subaccount (Class A)    2007  31,802  1.100 - 1.650    50,878         0.17         1.40 - 2.25          1.64 - 2.48
                                         2006  39,675  1.080 - 1.610    62,236           --         1.40 - 2.25          0.96 - 1.51

MSF FI Value Leaders                     2007  21,410  1.119 - 2.067    41,115         0.87         1.40 - 2.25          1.81 - 2.63
   Subaccount (Class D)                  2006  27,122  1.097 - 2.014    51,174           --         1.40 - 2.25          2.12 - 2.76

5. FINANCIAL HIGHLIGHTS

                                                        AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)      RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ---------------
MSF MFS Total Return                     2007  51,162  1.125 - 2.035     93,656        2.04         1.40 - 2.25        1.82 - 2.73
   Subaccount (Class F)                  2006  61,062  1.103 - 1.981    110,270          --         1.40 - 2.25        2.21 - 7.02

MSF Neuberger Berman Mid Cap Value
   Subaccount (Class A) (b)              2007  12,125  1.242 - 2.113     22,636          --         1.40 - 2.25    (7.46) - (6.90)

MSF Oppenheimer Global Equity
   Subaccount (Class A) (b)              2007  12,455  1.301 - 1.959     20,470          --         1.40 - 2.25    (1.82) - (1.32)

MSF Oppenheimer Global Equity            2007  18,082  1.087 - 1.103     19,779        0.88         1.40 - 2.25        3.92 - 4.85
   Subaccount (Class B)                  2006  19,186  1.046 - 1.052     20,121          --         1.34 - 2.25        3.26 - 5.62

MSF T. Rowe Price Large Cap Growth       2007   4,951  1.140 - 1.152      5,702        0.20         1.40 - 2.00        6.94 - 7.66
   Subaccount (Class B)                  2006   5,968  1.066 - 1.070      6,386          --         1.40 - 2.00        6.81 - 7.21

MSF Western Asset Management High        2007      --  1.201 - 1.209         --       12.92         1.40 - 1.60        3.80 - 3.96
   Yield Bond Subaccount (Class A) (a)   2006     108  1.157 - 1.163        126          --         1.40 - 1.60        3.21 - 6.31

MSF Western Asset Management             2007     229  1.099 - 1.115        254        2.65         1.25 - 1.65        2.61 - 3.05
   U.S. Government Subaccount (Class A)  2006      98  1.071 - 1.082        106          --         1.25 - 1.65        3.38 - 3.64

UIF Emerging Markets Equity              2007      --  1.747 - 3.914         --          --         1.40 - 2.25        7.29 - 7.59
   Subaccount (Class I) (a)              2006   5,333  1.627 - 3.639     14,624        0.77         1.40 - 2.25      34.09 - 35.23
                                         2005   5,820  1.211 - 2.693     11,681        0.39         1.40 - 2.25       1.37 - 32.05
                                         2004   5,608  1.310 - 2.042      8,564        0.65         1.40 - 2.25      10.00 - 21.44
                                         2003   4,383  1.081 - 1.684      5,373          --         1.40 - 2.15      15.77 - 55.78

UIF Global Value Equity                  2007      --  1.322 - 1.991         --          --         1.40 - 2.25        6.48 - 6.84
   Subaccount (Class I) (a)              2006  14,822  1.240 - 1.867     23,103        1.62         1.40 - 2.25      18.55 - 19.55
                                         2005  15,217  1.043 - 1.570     19,899        1.04         1.40 - 2.25        1.86 - 4.35
                                         2004  15,137  1.187 - 1.512     18,905        0.75         1.40 - 2.15       9.23 - 11.99
                                         2003  14,042  1.062 - 1.357     15,560          --         1.40 - 2.15      14.53 - 38.75

UIF Core Plus Fixed Income               2007   6,826  1.050 - 1.123      7,516        3.55         1.50 - 2.25        2.82 - 3.69
   Subaccount (Class II)                 2006   5,876  1.019 - 1.083      6,270        4.00         1.50 - 2.25        1.33 - 1.98
                                         2005   5,103  1.004 - 1.062      5,358        3.51         1.50 - 2.25        0.30 - 2.41
                                         2004   4,575  1.018 - 1.037      4,711        3.84         1.50 - 2.15        1.59 - 2.57
                                         2003   2,616  1.000 - 1.011      2,639        0.02         1.50 - 2.15        0.50 - 2.65

UIF Equity Growth Subaccount (Class I)   2007   8,389  0.891 - 1.850     10,384          --         1.40 - 2.25      10.57 - 20.24
                                         2006   8,887  0.742 - 1.547      8,965          --         1.40 - 2.25        1.77 - 2.60
                                         2005   9,947  0.725 - 1.514      9,721        0.49         1.40 - 2.25      11.10 - 20.98
                                         2004  10,585  0.636 - 1.333      8,912        0.17         1.40 - 2.15        5.48 - 6.30
                                         2003  10,728  0.600 - 1.261      8,201          --         1.40 - 2.15       7.71 - 23.43

UIF Mid Cap Growth Subaccount (Class I)  2007   7,839  1.018 - 2.519     11,608          --         1.40 - 2.25      19.95 - 20.98
                                         2006   9,454  0.843 - 2.093     11,454          --         1.40 - 2.25        6.78 - 7.70
                                         2005  11,138  0.784 - 1.952     12,278          --         1.40 - 2.25     (2.37) - 19.06
                                         2004  12,337  0.678 - 1.692     11,532          --         1.40 - 2.15      17.06 - 20.04
                                         2003  12,450  0.566 - 1.418      9,232          --         1.40 - 2.15       9.02 - 39.80

5. FINANCIAL HIGHLIGHTS

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                                (000s)    HIGHEST ($)    ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
UIF Small Company Growth                  2007   1,723  1.152 - 1.980     3,205           --         1.50 - 2.25        0.58 - 1.38
   Subaccount (Class II)                  2006   2,179  1.143 - 1.953     3,979           --         1.50 - 2.25       0.09 - 10.15
                                          2005   2,442  1.043 - 1.773     4,059           --         1.50 - 2.25     (2.74) - 13.11
                                          2004   2,108  1.429 - 1.594     3,213           --         1.50 - 2.15      16.37 - 17.21
                                          2003     875  1.228 - 1.360     1,173           --         1.50 - 2.15       5.59 - 32.94

UIF U.S. Mid Cap Growth                   2007      --  1.340 - 2.277        --           --         1.40 - 2.25        6.50 - 6.74
   Subaccount (Class I) (a)               2006  14,438  1.258 - 2.137    27,156         0.28         1.40 - 2.25      12.92 - 19.05
                                          2005  16,903  1.064 - 1.804    26,778         0.32         1.40 - 2.25     (1.26) - 10.76
                                          2004  19,054  1.346 - 1.637    27,374         0.02         1.40 - 2.15      12.17 - 13.02
                                          2003  19,142  1.195 - 1.456    24,279           --         1.40 - 2.15      12.23 - 44.72

UIF Value Subaccount (Class I)            2007  10,354  1.119 - 1.783    15,268         1.88         1.40 - 2.25    (5.26) - (4.38)
                                          2006  13,135  1.179 - 1.875    20,197         1.73         1.40 - 2.25      14.26 - 15.22
                                          2005  16,725  1.029 - 1.635    22,335         1.33         1.40 - 2.25        2.37 - 5.15
                                          2004  18,040  1.239 - 1.593    23,345         0.98         1.40 - 2.15      15.33 - 16.19
                                          2003  17,604  1.069 - 1.378    19,464           --         1.40 - 2.15       8.60 - 37.74

Morgan Stanley Dividend Growth            2007     827  1.202 - 1.349     1,102         1.02         1.60 - 2.25        1.61 - 2.27
   Subaccount (Class Y)                   2006     869  1.183 - 1.319     1,136         1.15         1.60 - 2.25        8.33 - 9.10
                                          2005     886  1.092 - 1.209     1,065         1.10         1.60 - 2.25        3.11 - 3.69
                                          2004     732  1.158 - 1.166       851         1.76         1.60 - 2.15        5.95 - 6.48
                                          2003     163  1.093 - 1.095       179         0.65         1.60 - 2.15       1.58 - 10.61

Morgan Stanley Equity                     2007     749  1.337 - 1.641     1,191         0.26         1.60 - 2.25      16.54 - 17.30
   Subaccount (Class Y)                   2006     265  1.145 - 1.399       355           --         1.60 - 2.25        1.60 - 2.27
                                          2005     304  1.125 - 1.368       401           --         1.60 - 2.25      10.51 - 22.19
                                          2004     156  1.170 - 1.179       183         0.46         1.60 - 2.15       6.44 - 12.29
                                          2003      14          1.079        15         0.02                2.15               2.47

Morgan Stanley S&P 500 Index              2007   4,042  1.189 - 1.430     5,689         1.53         1.60 - 2.25        2.60 - 3.32
   Subaccount (Class Y)                   2006   4,164  1.158 - 1.384     5,691         1.45         1.60 - 2.25      12.71 - 13.44
                                          2005   5,134  1.027 - 1.220     6,217         1.43         1.60 - 2.25      (0.77) - 5.09
                                          2004   4,899  1.179 - 1.187     5,798         0.79         1.60 - 2.15        7.97 - 8.50
                                          2003   1,702  1.092 - 1.094     1,861           --         1.60 - 2.15       5.81 - 10.28

PIMCO VIT Real Return                     2007      --  1.130 - 1.148        --         1.55         1.40 - 1.80        1.89 - 2.04
   Subaccount (Administrative Class) (a)  2006     581  1.109 - 1.125       652         4.20         1.40 - 1.80    (1.07) - (0.71)
                                          2005     882  1.121 - 1.133       998         2.82         1.40 - 1.80        0.27 - 0.71
                                          2004     750  1.118 - 1.125       843         1.02         1.40 - 1.80        6.99 - 7.35
                                          2003     454  1.045 - 1.048       475         0.38         1.40 - 1.80      (0.48) - 0.58

PIMCO VIT Total Return                    2007  11,750  1.148 - 1.346    15,713         4.80         1.40 - 2.00        6.59 - 7.25
   Subaccount (Administrative Class)      2006  14,197  1.077 - 1.255    17,725         4.41         1.40 - 2.00        1.80 - 2.37
                                          2005  17,348  1.058 - 1.226    21,126         3.40         1.40 - 2.00        0.47 - 1.07
                                          2004  18,441  1.053 - 1.213    22,231         1.88         1.40 - 2.00        2.73 - 3.41
                                          2003  21,507  1.025 - 1.173    25,082         2.88         1.40 - 2.00        0.29 - 3.62

Putnam VT Discovery Growth                2007     178  0.961 - 0.974       173           --         1.40 - 1.60        8.59 - 8.83
   Subaccount (Class IB)                  2006     192  0.885 - 0.895       172           --         1.40 - 1.60        9.26 - 9.55
                                          2005     314  0.810 - 0.817       257           --         1.40 - 1.60        5.61 - 5.69
                                          2004     383  0.767 - 0.773       296           --         1.40 - 1.60        5.79 - 6.18
                                          2003     456  0.725 - 0.728       332           --         1.40 - 1.60      29.93 - 30.00

5. FINANCIAL HIGHLIGHTS

                                               AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------  ------------------------------------------------
                                                UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                        UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                        (000s)   HIGHEST ($)    ($000s)      RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                        ------  -------------  ----------  -------------  ----------------  ---------------
Putnam VT International Equity    2007      --  1.507 - 2.277        --        2.91          1.40 - 1.80       8.17 - 8.38
   Subaccount (Class IB) (a)      2006   2,743  1.392 - 2.105     3,912        0.55          1.40 - 1.80     25.45 - 25.94
                                  2005   2,157  1.108 - 1.678     2,466        1.38          1.40 - 1.80     10.25 - 10.58
                                  2004   1,920  1.003 - 1.522     1,991        1.43          1.40 - 1.80     14.09 - 14.63
                                  2003   2,345  0.877 - 1.334     2,112        1.10          1.40 - 1.80     26.37 - 34.88

Putnam VT Small Cap Value         2007      --  2.077 - 2.479        --        0.55          1.40 - 2.00       6.64 - 6.86
   Subaccount (Class IB) (a)      2006   1,840  1.945 - 2.323     3,635        0.33          1.40 - 2.00     14.96 - 15.64
                                  2005   2,118  1.685 - 2.016     3,614        0.19          1.40 - 2.00       4.92 - 5.59
                                  2004   2,424  1.599 - 1.918     3,915        0.35          1.40 - 2.00     23.69 - 24.40
                                  2003   2,378  1.288 - 1.547     3,086        0.33          1.40 - 2.00     28.28 - 47.66

Van Kampen LIT Comstock           2007   1,802          1.535     2,767        2.03                 1.40             (3.46)
   Subaccount (Class I)           2006   2,667          1.590     4,240        1.53                 1.40             14.72
                                  2005   3,476          1.386     4,818        1.20                 1.40              2.90
                                  2004   3,652          1.347     4,919        0.96                 1.40             16.12
                                  2003   3,294          1.160     3,821        1.01                 1.40             29.18

Van Kampen LIT Comstock           2007  42,354  1.116 - 1.719    62,893        1.63          1.40 - 2.25    (4.51) - (3.64)
   Subaccount (Class II)          2006  47,825  1.168 - 1.792    73,838        1.28          1.40 - 2.25     13.45 - 14.43
                                  2005  52,838  1.028 - 1.572    71,453        0.95          1.40 - 2.25       1.77 - 2.63
                                  2004  53,539  1.132 - 1.538    70,558        0.73          1.40 - 2.25      4.62 - 15.82
                                  2003  46,662  1.043 - 1.333    52,338        0.72          1.40 - 2.15     10.02 - 31.36

Van Kampen LIT Enterprise         2007   3,791          0.986     3,738        0.43                 1.40             11.16
   Subaccount (Class I)           2006   5,107          0.887     4,532        0.46                 1.40              5.60
                                  2005   7,011          0.840     5,892        0.74                 1.40              6.60
                                  2004   8,518          0.788     6,712        0.40                 1.40              2.60
                                  2003   9,561          0.768     7,343        0.52                 1.40             24.07

Van Kampen LIT Enterprise         2007   4,091  0.842 - 1.589     4,435        0.16          1.40 - 2.20     10.01 - 10.91
   Subaccount (Class II)          2006   4,485  0.761 - 1.439     4,383        0.19          1.40 - 2.20       4.38 - 5.34
                                  2005   5,161  0.724 - 1.372     4,737        0.47          1.40 - 2.20       4.18 - 6.25
                                  2004   5,793  0.682 - 1.295     4,958        0.13          1.40 - 2.15       0.09 - 2.38
                                  2003   5,778  0.668 - 1.270     4,753        0.23          1.40 - 2.15     10.17 - 24.66

Van Kampen LIT Government         2007   2,287          1.437     3,287        5.00                 1.40              5.82
   Subaccount (Class I)           2006   3,381          1.358     4,591        5.09                 1.40              1.88
                                  2005   4,540          1.333     6,050        4.06                 1.40              2.15
                                  2004   5,215          1.305     6,806        5.13                 1.40              2.68
                                  2003   6,355          1.271     8,074        4.75                 1.40              0.39

Van Kampen LIT Government         2007  18,987  1.059 - 1.275    22,900        4.39          1.40 - 2.25       4.64 - 5.55
   Subaccount (Class II)          2006  19,448  1.011 - 1.208    22,259        4.37          1.40 - 2.25       0.86 - 1.68
                                  2005  21,301  1.000 - 1.188    24,016        3.86          1.40 - 2.25       0.10 - 1.80
                                  2004  24,175  0.995 - 1.167    26,882        4.78          1.40 - 2.25       0.19 - 2.46
                                  2003  29,050  0.979 - 1.139    31,686        4.27          1.40 - 2.15     (0.80) - 1.66

Van Kampen LIT Growth and Income  2007   5,239          1.897     9,939        1.70                 1.40              1.39
   Subaccount (Class I)           2006   7,357          1.871    13,767        1.21                 1.40             14.57
                                  2005   8,651          1.633    14,123        1.14                 1.40              8.50
                                  2004  10,021          1.505    15,085        0.98                 1.40             12.73
                                  2003  10,289          1.335    13,732        0.97                 1.40             26.30

5. FINANCIAL HIGHLIGHTS

                                               AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------  ------------------------------------------------
                                                UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                        UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                        (000s)   HIGHEST ($)    ($000s)      RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                        ------  -------------  ----------  -------------  ----------------  ---------------
Van Kampen LIT Growth and Income  2007  28,704  1.186 - 1.810    45,696        1.39          1.40 - 2.25       0.22 - 1.06
   Subaccount (Class II)          2006  31,387  1.181 - 1.799    49,612        0.99          1.40 - 2.25     13.40 - 14.39
                                  2005  33,551  1.039 - 1.581    46,498        0.85          1.40 - 2.25     (0.28) - 8.22
                                  2004  34,038  1.113 - 1.469    43,645        0.72          1.40 - 2.25      4.80 - 12.50
                                  2003  30,385  1.010 - 1.312    34,145        0.61          1.40 - 2.15     12.04 - 30.03

Van Kampen LIT Strategic Growth   2007   2,564          1.595     4,089        0.05                 1.40             15.33
   Subaccount (Class I)           2006   3,566          1.383     4,931          --                 1.40              1.39
                                  2005   5,869          1.364     8,003        0.26                 1.40              6.48
                                  2004   6,655          1.281     8,526          --                 1.40              5.52
                                  2003   7,291          1.214     8,850          --                 1.40             25.54

Van Kampen LIT Strategic Growth   2007  11,131  0.709 - 1.600    11,510          --          1.40 - 2.25     14.04 - 15.04
   Subaccount (Class II)          2006  12,523  0.618 - 1.398    11,411          --          1.40 - 2.25       0.36 - 1.13
                                  2005  13,980  0.612 - 1.389    12,423        0.01          1.40 - 2.25       1.07 - 6.19
                                  2004  14,690  0.578 - 1.315    12,187          --          1.40 - 2.25       2.42 - 5.24
                                  2003  14,679  0.550 - 1.255    10,898          --          1.40 - 2.15      3.93 - 25.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                     This page is intentionally left blank.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                    AMERICAN FUNDS          AMERICAN
                            AIM V.I.CORE EQUITY      GLOBAL GROWTH        FUNDS GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                (SERIES I)             (CLASS 2)            (CLASS 2)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        2,065,751         --   566,410   205,594  1,105,658    590,588
Accumulation units issued
   and transferred from
   other funding options        8,543  2,262,327   428,352   509,753    425,522    781,115
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,074,294)  (196,576) (217,704) (148,937)  (328,852)  (266,045)
Annuity units                      --         --        --        --         --         --
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation and annuity
   units end of year               --  2,065,751   777,058   566,410  1,202,328  1,105,658
                           ==========  =========  ========  ========  =========  =========

                                 DREYFUS VIF          DWSI GROWTH      DWSII INTERNATIONAL
                             DEVELOPING LEADERS        & INCOME          SELECT EQUITY
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                              (INITIAL SHARES)         (CLASS B)            (CLASS B)
                           ----------------------  -----------------  ---------------------
                              2007        2006     2007 (a)    2006    2007 (a)      2006
                           ----------  ----------  --------  -------  ----------  ---------
Accumulation and
   annuity units
   beginning of year       12,129,426  14,893,980   476,005  517,387   2,895,787  2,669,051
Accumulation units issued
   and transferred from
   other funding options      214,321     435,103       965   11,366      84,171    406,568
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,653,540) (3,199,657) (476,970) (52,748) (2,979,958)  (179,832)
Annuity units                      --          --        --       --          --         --
                           ----------  ----------  --------  -------  ----------  ---------
Accumulation and annuity
   units end of year        9,690,207  12,129,426        --  476,005          --  2,895,787
                           ==========  ==========  ========  =======  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                              AMERICAN FUNDS                                  DREYFUS VIF
                               GROWTH-INCOME       CREDIT SUISSE TRUST        APPRECIATION
                                SUBACCOUNT          EMERGING MARKETS           SUBACCOUNT
                                 (CLASS 2)             SUBACCOUNT           (INITIAL SHARES)
                           --------------------  ----------------------  ----------------------
                              2007       2006     2007 (a)      2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       4,266,610  4,524,122   2,919,447   4,021,180   5,635,553   6,850,114
Accumulation units issued
   and transferred from
   other funding options     532,754    443,032     190,087     530,701      92,571     135,981
Accumulation units
   redeemed and
   transferred to
   other funding options    (596,975)  (700,544) (3,109,534) (1,632,434) (1,294,011) (1,350,542)
Annuity units                     --         --          --          --          --          --
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year       4,202,389  4,266,610          --   2,919,447   4,434,113   5,635,553
                           =========  =========  ==========  ==========  ==========  ==========

                                   FIDELITY         FIDELITY VIP DYNAMIC
                                VIP CONTRAFUND      CAPITAL APPRECIATION   FIDELITY VIP MID CAP
                                  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                               (SERVICE CLASS 2)      (SERVICE CLASS 2)      (SERVICE CLASS 2)
                            ----------------------  --------------------  ----------------------
                               2007        2006         2007     2006        2007        2006
                            ----------  ----------    -------  -------    ----------  ----------
Accumulation and
   annuity units
   beginning of year        33,657,000  34,047,414    344,032  351,798    15,348,546  16,636,862
Accumulation units issued
   and transferred from
   other funding options     2,730,728   5,408,580         28   60,140     1,502,654   1,891,138
Accumulation units
   redeemed and
   transferred to
   other funding options    (6,337,779) (5,798,994)   (99,408) (67,906)   (2,872,511) (3,179,454)
Annuity units                       --          --         --       --            --          --
                            ----------  ----------    -------  -------    ----------  ----------
Accumulation and annuity
   units end of year        30,049,949  33,657,000    244,652  344,032    13,978,689  15,348,546
                            ==========  ==========    =======  =======    ==========  ==========

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                            FTVIPT TEMPLETON
                               DEVELOPING       FTVIPT TEMPLETON
                           MARKETS SECURITIES  FOREIGN SECURITIES    JANUS ASPEN FORTY
                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                           ------------------  ------------------  --------------------
                             2007      2006       2007     2006       2007       2006
                           --------  --------   -------  -------   ---------  ---------
Accumulation and
   annuity units
   beginning of year        270,155  184,397    319,640  176,208   4,723,007  4,933,461
Accumulation units issued
   and transferred from
   other funding options    125,992  182,615     63,768  160,006     658,413    502,344
Accumulation units
   redeemed and
   transferred to
   other funding options   (122,636) (96,857)   (33,842) (16,574)   (799,215)  (712,798)
Annuity units                    --       --         --       --          --         --
                           --------  -------    -------  -------   ---------  ---------
Accumulation and annuity
   units end of year        273,511  270,155    349,566  319,640   4,582,205  4,723,007
                           ========  =======    =======  =======   =========  =========

                                 JANUS ASPEN                LMPVET
                              WORLDWIDE GROWTH        AGGRESSIVE GROWTH      LMPVET APPRECIATION
                                  SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                              (SERVICE SHARES)            (CLASS I)               (CLASS I)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007        2006        2007        2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       14,619,320  16,994,661  12,362,563  14,519,986  14,991,493  18,957,560
Accumulation units issued
   and transferred from
   other funding options    2,180,361   1,528,559   2,359,790     706,538     272,947     159,602
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,153,807) (3,903,900) (2,667,521) (2,863,961) (3,073,870) (4,125,669)
Annuity units                      --          --          --          --          --          --
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year       13,645,874  14,619,320  12,054,832  12,362,563  12,190,570  14,991,493
                           ==========  ==========  ==========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                               JANUS ASPEN            JANUS ASPEN           JANUS ASPEN
                           GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY        MID CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                              (SERVICE SHARES)     (SERVICE SHARES)      (SERVICE SHARES)
                           --------------------  --------------------  --------------------
                              2007       2006       2007       2006       2007       2006
                           ---------  ---------  ---------  ---------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       1,578,407  1,764,368  4,550,062  5,191,957  1,657,121  1,639,867
Accumulation units issued
   and transferred from
   other funding options     121,733    255,434    412,011     86,356    159,244    222,439
Accumulation units
   redeemed and
   transferred to
   other funding options    (362,752)  (441,395)  (981,692)  (728,251)  (399,347)  (205,185)
Annuity units                     --         --         --         --         --         --
                           ---------  ---------  ---------  ---------  ---------  ---------
Accumulation and annuity
   units end of year       1,337,388  1,578,407  3,980,381  4,550,062  1,417,018  1,657,121
                           =========  =========  =========  =========  =========  =========

                                                           LMPVET
                             LMPVET EQUITY INDEX      FUNDAMENTAL VALUE       LMPVET INVESTORS
                                 SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)              (CLASS I)                (CLASS I)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007        2006        2007        2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       11,468,817  13,561,129  15,276,281  18,292,957  14,510,617  17,386,729
Accumulation units issued
   and transferred from
   other funding options      178,606     478,639  18,943,593     318,641     119,306     503,789
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,035,854) (2,570,951) (5,824,195) (3,335,317) (2,634,201) (3,379,901)
Annuity units                      --          --          --          --          --          --
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year        8,611,569  11,468,817  28,395,679  15,276,281  11,995,722  14,510,617
                           ==========  ==========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS
FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                           LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH   LMPVET SOCIAL
                                  SUBACCOUNT               SUBACCOUNT           AWARENESS
                                  (CLASS I)                 (CLASSI)           SUBACCOUNT
                           -----------------------  -----------------------  --------------
                              2007         2006        2007        2006       2007    2006
                           ----------  ----------   ----------  -----------  ------  ------
Accumulation and
   annuity units
   beginning of year        4,110,715   4,813,961   10,302,438  11,821,560   99,060  81,296
Accumulation units issued
   and transferred from
   other funding options    2,460,538     447,813      370,818     752,441       --  17,764
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,449,914) (1,151,059)  (2,088,890) (2,271,563)      --      --
Annuity units                      --          --           --          --       --      --
                           ----------  ----------   ----------  ----------   ------  ------
Accumulation and annuity
   units end of year        5,121,339   4,110,715    8,584,366  10,302,438   99,060  99,060
                           ==========  ==========   ==========  ==========   ======  ======

                           LMPVPII AGGRESSIVE GROWTH  LMPVIT ADJUSTABLE    LMPVIT DIVERSIFIED
                                    SUBACCOUNT           RATE INCOME        STRATEGIC INCOME
                                    (CLASS I)             SUBACCOUNT           SUBACCOUNT
                           -------------------------  -----------------  ----------------------
                              2007 (a)      2006         2007     2006       2007       2006
                             ----------  ---------     -------  -------  ----------  ----------
Accumulation and
   annuity units
   beginning of year          1,948,013  1,820,600     287,149  183,047   9,257,545  11,553,739
Accumulation units issued
   and transferred from
   other funding options         52,790    324,579      17,536  124,168     149,574      59,481
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,000,803)  (197,166)    (94,929) (20,066) (2,037,304) (2,355,675)
Annuity units                        --         --          --       --          --          --
                             ----------  ---------     -------  -------  ----------  ----------
Accumulation and annuity
   units end of year                 --  1,948,013     209,756  287,149   7,369,815   9,257,545
                             ==========  =========     =======  =======  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                                         LMPVPII               LMPVPI
                                LMPVPI ALL CAP      GROWTH AND INCOME     LARGE CAP GROWTH
                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                   (CLASS I)            (CLASS I)            (CLASS I)
                           -----------------------  -----------------  ---------------------
                             2007 (a)      2006     2007 (a)    2006    2007 (a)      2006
                           -----------  ----------  --------  -------  ----------  ---------
Accumulation and
   annuity units
   beginning of year        18,254,286  21,361,392   154,524  177,771   2,243,799  2,354,735
Accumulation units issued
   and transferred from
   other funding options       138,115     521,697     1,457   55,032       7,031    164,257
Accumulation units
   redeemed and
   transferred to
   other funding options   (18,392,401) (3,628,803) (155,981) (78,279) (2,250,830)  (275,193)
Annuity units                       --          --        --       --          --         --
                           -----------  ----------  --------  -------  ----------  ---------
Accumulation and annuity
   units end of year                --  18,254,286        --  154,524          --  2,243,799
                           ===========  ==========  ========  =======  ==========  =========

                               LMPVIT GLOBAL                                  LORD ABBETT
                              HIGH YIELD BOND       LMPVIT STRATEGIC BOND  GROWTH AND INCOME
                                 SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                  (CLASS I)               (CLASS I)            (CLASS VC)
                           ----------------------  ----------------------  -----------------
                              2007        2006        2007         2006    2007 (a)    2006
                           ----------  ----------  ----------  ----------  --------  -------
Accumulation and
   annuity units
   beginning of year        7,163,903   8,741,358  20,022,711  21,201,890   488,229  447,491
Accumulation units issued
   and transferred from
   other funding options      345,659     384,154   2,129,460   1,870,907       619   98,818
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,381,905) (1,961,609) (3,814,710) (3,050,086) (488,848) (58,080)
Annuity units                      --          --          --          --        --       --
                           ----------  ----------  ----------  ----------  --------  -------
Accumulation and annuity
   units end of year        6,127,657   7,163,903  18,337,461  20,022,711        --  488,229
                           ==========  ==========  ==========  ==========  ========  =======

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS
FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               LORD ABBETT       MIST BATTERYMARCH         MIST BLACKROCK
                              MID-CAP VALUE        MID-CAP STOCK             HIGH YIELD
                                SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                (CLASS VC)           (CLASS A)               (CLASS A)
                           ------------------  ----------------------  ----------------------
                           2007 (a)    2006       2007         2006       2007        2006
                           --------  --------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        534,650   647,361   4,799,566          --   9,052,280          --
Accumulation units issued
   and transferred from
   other funding options    123,687    93,789     120,657   5,839,958     405,215  10,786,602
Accumulation units
   redeemed and
   transferred to
   other funding options   (658,337) (206,500) (1,282,360) (1,040,392) (1,974,604) (1,734,322)
Annuity units                    --        --          --          --          --          --
                           --------  --------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year             --   534,650   3,637,863   4,799,566   7,482,891   9,052,280
                           ========  ========  ==========  ==========  ==========  ==========

                                                                               MIST LEGG
                                 MIST HARRIS                                MASON PARTNERS
                            OAKMARK INTERNATIONAL      MIST JANUS FORTY     MANAGED ASSETS
                                  SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)               (CLASS A)            (CLASS A)
                           ----------------------  ----------------------  ----------------
                              2007        2006        2007        2006       2007     2006
                           ----------  ----------  ----------  ----------  -------  -------
Accumulation and
   annuity units
   beginning of year       15,531,545          --  21,594,121          --  192,753       --
Accumulation units issued
   and transferred from
   other funding options    1,049,948  18,012,846     387,802  25,243,590       19  198,879
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,108,519) (2,481,301) (4,963,431) (3,649,469) (47,580)  (6,126)
Annuity units                      --          --          --          --       --       --
                           ----------  ----------  ----------  ----------  -------  -------
Accumulation and annuity
   units end of year       12,472,974  15,531,545  17,018,492  21,594,121  145,192  192,753
                           ==========  ==========  ==========  ==========  =======  =======


(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                            MIST BLACKROCK       MIST BLACKROCK       MIST DREMAN
                            LARGE-CAP CORE       LARGE-CAP CORE     SMALL-CAP VALUE
                              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                              (CLASS E)            (CLASS A)          (CLASS A)
                           ---------------  ---------------------  -----------------
                            2007 (b)  2006   2007 (a)      2006      2007      2006
                           ---------  ----  ----------  ---------  --------  -------
Accumulation and
   annuity units
   beginning of year              --    --   1,171,884         --   764,307       --
Accumulation units issued
   and transferred from
   other funding options   1,145,810    --       8,553  1,300,873    51,450  780,131
Accumulation units
   redeemed and
   transferred to
   other funding options    (130,779)   --  (1,180,437)  (128,989) (641,192) (15,824)
Annuity units                     --    --          --         --        --       --
                           ---------  ----  ----------  ---------  --------  -------
Accumulation and annuity
   units end of year       1,015,031    --          --  1,171,884   174,565  764,307
                           =========  ====  ==========  =========  ========  =======

                                                                               MIST LEGG
                              MIST LORD ABBETT         MIST LORD ABBETT    MIST LORD ABBETT
                               BOND DEBENTURE         GROWTH AND INCOME      MID-CAP VALUE
                                 SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)               (CLASS B)            (CLASS B)
                           ----------------------  ----------------------  ----------------
                              2007        2006        2007         2006      2007     2006
                           ----------  ----------  ----------  ----------  --------  ------
Accumulation and
   annuity units
   beginning of year        7,523,670          --  11,982,826          --    73,418      --
Accumulation units issued
   and transferred from
   other funding options      364,633   8,827,443   1,717,339  13,665,377   962,951  73,421
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,909,367) (1,303,773) (3,137,839) (1,682,551) (187,013)     (3)
Annuity units                      --          --          --          --        --      --
                           ----------  ----------  ----------  ----------  --------  ------
Accumulation and annuity
   units end of year        5,978,936   7,523,670  10,562,326  11,982,826   849,356  73,418
                           ==========  ==========  ==========  ==========  ========  ======

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                             MIST MFS
                               MIST MET/AIM         MIST MFS EMERGING        RESEARCH
                           CAPITAL APPRECIATION      MARKETS EQUITY        INTERNATIONAL
                                SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS A)             (CLASS B)
                           --------------------  ----------------------  ---------------
                              2007       2006     2007 (b)      2006      2007 (b)  2006
                           ---------  ---------  ----------  ----------  ---------  ----
Accumulation and
   annuity units
   beginning of year       3,095,814         --          --          --         --    --
Accumulation units issued
   and transferred from
   other funding options      81,982  3,553,669   9,548,003          --  6,059,375
Accumulation units           331,466    963,096     825,604  28,959,873    753,711
   redeemed and
   transferred to
   other funding options    (891,409)  (457,855) (1,870,968)         --   (811,220)   --
Annuity units                     --         --          --          --         --    --
                           ---------  ---------  ----------  ----------  ---------    --
Accumulation and annuity
   units end of year       2,286,387  3,095,814   7,677,035          --  5,248,155    --
                           =========  =========  ==========  ==========  =========    ==

                                 MIST           MIST PIONEER       MIST THIRD AVENUE
                             PIONEER FUND     STRATEGIC INCOME      SMALL CAP VALUE
                              SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                              (CLASS A)           (CLASS A)            (CLASS B)
                           ---------------  --------------------  ------------------
                            2007     2006      2007       2006       2007      2006
                           ------  -------  ---------  ---------  ---------  -------
Accumulation and
   annuity units
   beginning of year       30,459       --  2,236,384         --    490,256       --
Accumulation units issued
   and transferred from
   other funding options       --   41,141    115,982  2,706,526  3,421,248  509,876
Accumulation units
   redeemed and
   transferred to
      other funding
      options                (123) (10,682)  (573,166)  (470,142)  (960,986) (19,620)
Annuity units                  --       --         --         --         --       --
                           ------  -------  ---------  ---------  ---------  -------
Accumulation and annuity
   units end of year       30,336   30,459  1,779,200  2,236,384  2,950,518  490,256
                           ======  =======  =========  =========  =========  =======

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                                                                        MIST PIMCO
                                               MIST NEUBERGER BERMAN     INFLATION
                             MIST MFS VALUE         REAL ESTATE       PROTECTED BOND
                               SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                (CLASS A)            (CLASS A)           (CLASS A)
                           -----------------  ----------------------  --------------
                             2007      2006      2007        2006     2007 (b)  2006
                           --------  -------  ----------  ----------  --------  ----
Accumulation and
   annuity units
   beginning of year        895,268       --  27,281,951          --        --   --
Accumulation units issued
   and transferred from
   other funding options                                                         --
Accumulation units                                                               --
   redeemed and
   transferred to
   other funding options   (366,475) (67,828) (7,254,422) (1,677,898) (136,466)  --
Annuity units                    --       --        (666)        (24)       --   --
                           --------  -------  ----------  ----------  --------   --
Accumulation and annuity
   units end of year        860,259  895,268  20,852,467  27,281,951   617,245   --
                           ========  =======  ==========  ==========  ========   ==

                                MSF BLACKROCK          MSF BLACKROCK            MSF BLACKROCK
                              AGGRESSIVE GROWTH         BOND INCOME              MONEY MARKET
                                  SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                  (CLASS D)              (CLASS A)                 (CLASS A)
                           ----------------------  ----------------------  ------------------------
                              2007        2006        2007        2006         2007         2006
                           ----------  ----------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year       22,200,359          --  16,630,030          --   30,981,489           --
Accumulation units issued
   and transferred from
   other funding options      158,529  25,380,067     386,601  20,098,330   22,583,261   43,557,162
Accumulation units
   redeemed and
   transferred to
      other funding
      options              (4,853,816) (3,179,708) (3,613,364) (3,468,300) (18,733,959) (12,575,673)
Annuity units                      --          --          --          --           --           --
                           ----------  ----------  ----------  ----------  -----------  -----------
Accumulation and annuity
   units end of year       17,505,072  22,200,359  13,403,267  16,630,030   34,830,791   30,981,489
                           ==========  ==========  ==========  ==========  ===========  ===========

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                MSF CAPITAL
                               GUARDIAN U.S.       MSF FI LARGE CAP      MSF FI VALUE LEADERS
                            EQUITY SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                 (CLASS A)            (CLASS A)               (CLASS D)
                           -------------------  ----------------------  ----------------------
                            2007 (b)    2006       2007         2006       2007        2006
                           ---------  --------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year              --     --     39,675,338          --  27,121,755          --
Accumulation units issued
   and transferred from
   other funding options   2,195,536     --        592,111  45,927,173     205,549  32,225,143
Accumulation units
   redeemed and
   transferred to
   other funding
   options                  (333,477)    --     (8,465,074) (6,251,835) (5,917,169) (5,103,388)
Annuity units                     --     --             --          --          --          --
                           ---------     --     ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year       1,862,059     --     31,802,375  39,675,338  21,410,135  27,121,755
                           =========     ==     ==========  ==========  ==========  ==========

                                                                           MSF WESTERN ASSET
                              MSF OPPENHEIMER        MSF T. ROWE PRICE        MANAGEMENT
                               GLOBAL EQUITY         LARGE CAP GROWTH       HIGH YIELD BOND
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS B)            (CLASS A)
                           ----------------------  ---------------------  ------------------
                              2007        2006        2007        2006    2007 (a)    2006
                           ----------  ----------  ----------  ---------  --------  --------
Accumulation and
   annuity units
   beginning of year       19,186,020          --   5,967,898         --   108,306        --
Accumulation units issued
   and transferred from
   other funding options    1,143,161  20,091,248     374,873  6,746,133    87,273   262,224
Accumulation units
   redeemed and
   transferred to
   other funding
   options                 (2,246,911)   (905,228) (1,392,008)  (778,235) (195,579) (153,918)
Annuity units                      --          --          --         --        --        --
                           ----------  ----------  ----------  ---------  --------  --------
Accumulation and annuity
   units end of year       18,082,270  19,186,020   4,950,763  5,967,898        --   108,306
                           ==========  ==========  ==========  =========  ========  ========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                                                      MSF NEUBERGER
                                                         BERMAN        MSF OPPENHEIMER
                             MSF MFS TOTAL RETURN     MID CAP VALUE     GLOBAL EQUITY
                                  SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                  (CLASS F)             (CLASS A)         (CLASS A)
                           -----------------------  ----------------  ----------------
                               2007        2006      2007 (b)   2006   2007 (b)   2006
                           -----------  ----------  ----------  ----  ----------  ----
Accumulation and
   annuity units
   beginning of year        61,061,785          --          --   --           --   --
Accumulation units issued
   and transferred from
   other funding options     1,498,697  68,014,400  14,269,903   --   14,369,593   --
Accumulation units
   redeemed and
   transferred to
   other funding
   options                 (11,396,871) (6,971,676) (2,144,651)  --   (1,914,757)  --
Annuity units                   (1,772)     19,061          --   --         (205)  --
                           -----------  ----------  ----------   --   ----------   --
Accumulation and annuity
   units end of year        51,161,839  61,061,785  12,125,252   --   12,454,631   --
                           ===========  ==========  ==========   ==   ==========   ==

                            MSF WESTERN ASSET
                               MANAGEMENT         UIF EMERGING                UIF GLOBAL
                             U.S. GOVERNMENT     MARKETS EQUITY              VALUE EQUITY
                               SUBACCOUNT          SUBACCOUNT                 SUBACCOUNT
                                (CLASS A)           (CLASS I)                  (CLASS I)
                           ------------------  ----------------------  -----------------------
                             2007      2006     2007 (a)      2006       2007 (a)      2006
                           -------  ---------  ----------  ----------  -----------  ----------
Accumulation and
   annuity units
   beginning of year        97,970        --    5,333,380   5,820,215   14,821,771  15,216,557
Accumulation units issued
   and transferred from
   other funding options   162,627   218,624      192,706     839,268      149,758   2,157,603
Accumulation units
   redeemed and
   transferred to
   other funding
   options                 (31,957) (120,654)  (5,526,086) (1,326,103) (14,946,578) (2,552,363)
Annuity units                   --        --           --          --      (24,951)        (26)
                           -------  ---------  ----------  ----------  -----------  ----------
Accumulation and annuity
   units end of year       228,640    97,970           --   5,333,380           --  14,821,771
                           =======  =========  ==========  ==========  ===========  ==========

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS
FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               UIF CORE PLUS
                                FIXED INCOME         UIF EQUITY GROWTH      UIF MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS I)               (CLASS I)
                           --------------------  ----------------------  ----------------------
                              2007       2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       5,875,551  5,102,540   8,886,752   9,946,513   9,454,331  11,137,927
Accumulation units issued
   and transferred from
   other funding options   1,395,212  1,120,751     835,829   1,108,830     600,724     639,317
Accumulation units
   redeemed and
   transferred to
   other funding options    (444,637)  (347,740) (1,333,658) (2,168,591) (2,216,473) (2,322,913)
Annuity units                     --         --          --          --          --          --
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year       6,826,126  5,875,551   8,388,923   8,886,752   7,838,582   9,454,331
                           =========  =========  ==========  ==========  ==========  ==========

                             MORGAN STANLEY       MORGAN           MORGAN STANLEY
                            DIVIDEND GROWTH   STANLEY EQUITY       S&P 500 INDEX
                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                               (CLASS Y)         (CLASS Y)           (CLASS Y)
                           ----------------  ----------------  ---------------------
                             2007     2006     2007     2006     2007        2006
                           -------  -------  -------  -------  ---------  ----------
Accumulation and
   annuity units
   beginning of year       869,495  886,371  264,999  303,931  4,164,190   5,134,091
Accumulation units issued
   and transferred from
   other funding options     2,804   47,003  543,555   16,664     62,935      74,699
Accumulation units
   redeemed and
   transferred to
   other funding options   (45,471) (63,879) (59,287) (55,596)  (185,471) (1,044,600)
Annuity units                   --       --       --       --         --          --
                           -------  -------  -------  -------  ---------  ----------
Accumulation and annuity
   units end of year       826,828  869,495  749,267  264,999  4,041,654   4,164,190
                           =======  =======  =======  =======  =========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                 UIF SMALL                UIF U.S.
                              COMPANY GROWTH           MID CAP VALUE             UIF VALUE
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                (CLASS II)               (CLASS I)               (CLASS I)
                           --------------------  -----------------------  ----------------------
                              2007       2006      2007 (a)      2006        2007        2006
                           ---------  ---------  -----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       2,178,966  2,442,100   14,438,277  16,903,087  13,135,440  16,724,567
Accumulation units issued
   and transferred from
   other funding options     156,327    293,828      219,888     541,529     239,785     392,824
Accumulation units
   redeemed and
   transferred to
   other funding options    (612,217)  (556,962) (14,658,165) (3,006,339) (3,021,092) (3,981,951)
Annuity units                     --         --           --          --          --          --
                           ---------  ---------  -----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year       1,723,076  2,178,966           --  14,438,277  10,354,133  13,135,440
                           =========  =========  ===========  ==========  ==========  ==========

                                PIMCO VIT
                               REAL RETURN            PIMCO VIT            PUTNAM VT
                               SUBACCOUNT           TOTAL RETURN       DISCOVERY GROWTH
                            (ADMINISTRATIVE           SUBACCOUNT           SUBACCOUNT
                                 CLASS)        (ADMINISTRATIVE CLASS)      (CLASS IB)
                           ------------------  ----------------------  -----------------
                           2007 (a)    2006       2007        2006       2007     2006
                           --------  --------  ----------  ----------  -------  --------
Accumulation and
   annuity units
   beginning of year        580,919   882,492  14,197,229  17,347,946  192,194   314,413
Accumulation units issued
   and transferred from
   other funding options      1,666   265,348   1,382,105   1,325,966   20,296     5,146
Accumulation units
   redeemed and
   transferred to
   other funding options   (582,585) (566,921) (3,829,396) (4,476,683) (34,781) (127,365)
Annuity units                    --        --          --          --       --        --
                           --------  --------  ----------  ----------  -------  --------
Accumulation and annuity
   units end of year             --   580,919  11,749,938  14,197,229  177,709   192,194
                           ========  ========  ==========  ==========  =======  ========

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                 PUTNAM VT              PUTNAM VT              VAN KAMPEN
                            INTERNATIONAL EQUITY      SMALL CAP VALUE         LIT COMSTOCK
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 (CLASS IB)             (CLASS IB)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006       2007       2006
                           ----------  ---------  ----------  ---------  ---------  ----------
Accumulation and
   annuity units
   beginning of year        2,742,833  2,157,293   1,840,086  2,117,788  2,667,409   3,475,693
Accumulation units issued
   and transferred from
   other funding options      391,090  1,348,095      94,680    211,091    124,275     221,468
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,133,923)  (762,555) (1,934,766)  (488,793)  (989,526) (1,029,752)
Annuity units                      --         --          --         --         --          --
                           ----------  ---------  ----------  ---------  ---------   ---------
Accumulation and annuity
   units end of year               --  2,742,833          --  1,840,086  1,802,158   2,667,409
                           ==========  =========  ==========  =========  =========   =========

                                VAN KAMPEN LIT           VAN KAMPEN             VAN KAMPEN LIT
                                  GOVERNMENT           LIT GOVERNMENT         GROWTH AND INCOME
                                  SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                  (CLASS I)              (CLASS II)               (CLASS I)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007        2006        2007        2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        3,380,533   4,539,630  19,448,075  21,301,412   7,356,658   8,650,572
Accumulation units issued
   and transferred from
   other funding options       75,442     178,731   1,685,829   1,043,134      61,473     178,417
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,169,117) (1,337,828) (2,146,985) (2,896,471) (2,178,951) (1,472,331
Annuity units                      --          --          --          --          --          --
                            ---------   ---------  ----------  ----------   ---------   ---------
Accumulation and annuity
   units end of year        2,286,858   3,380,533  18,986,919  19,448,075   5,239,180   7,356,658
                            =========   =========  ==========  ==========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                 VAN KAMPEN              VAN KAMPEN              VAN KAMPEN
                                LIT COMSTOCK           LIT ENTERPRISE         LIT ENTERPRISE
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS II)               (CLASS I)             (CLASS II)
                           ----------------------  ----------------------  --------------------
                              2007        2006        2007        2006        2007      2006
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       47,825,193  52,837,731   5,106,761   7,011,089  4,485,274  5,160,930
Accumulation units issued
   and transferred from
   other funding options    1,362,051   2,505,107       3,602      12,020    258,735    108,412
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,832,080) (7,512,474) (1,319,289) (1,916,348)  (651,419)  (778,586)
Annuity units                  (1,405)     (5,171)         --          --     (1,490)    (5,482)
                           ----------  ----------   ---------   ---------  ---------  ---------
Accumulation and annuity
   units end of year       42,353,759  47,825,193   3,791,074   5,106,761  4,091,100  4,485,274
                           ==========  ==========   =========   =========  =========  =========

                                VAN KAMPEN LIT         VAN KAMPEN LIT          VAN KAMPEN LIT
                              GROWTH AND INCOME       STRATEGIC GROWTH        STRATEGIC GROWTH
                                  SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)             (CLASS I)               (CLASS II)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007         2006       2007        2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       31,386,503  33,550,571   3,565,733   5,869,498  12,523,444  13,979,613
Accumulation units issued
   and transferred from
   other funding options      680,025   2,232,379      21,888      20,825     502,237     667,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,362,701) (4,396,447) (1,023,992) (2,324,590) (1,894,242) (2,123,820)
Annuity units                      --          --          --          --          --          --
                           ----------  ----------   ---------   ---------  ----------  ----------
Accumulation and annuity
   units end of year       28,703,827  31,386,503   2,563,629   3,565,733  11,131,439  12,523,444
                           ==========  ==========   =========   =========  ==========  ==========

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                            PREMIER ADVISERS-CLASS I
                            PREMIER ADVISERS-CLASS II

                       STATEMENT OF ADDITIONAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



                     APRIL 28, 2008, AS REVISED MAY 28, 2008
                              MLAC-BOOK-06-07-10-11

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006


     (2) Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005


     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No. 033-65339, filed December 22, 1995.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger.) (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4, File Nos. 033-65339/811-07463, filed December
          7, 2007.)

2.        Exempt.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809, filed
          February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 6, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to the Registration Statement on Form N-4, File Nos.
          033-65339/811-07463, filed April 6, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to the
          Registration Statement on Form N-4, File Nos. 033-65339/811-07463, filed April 6, 2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement.  (Incorporated herein by reference to Exhibit
          3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4,
          File No. 033-65339, filed June 17, 1996.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, File No. 333-101778, filed
          November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration
          Statement on Form N-4, File No. 033-65339, filed April 7, 2006.)

4(d). Merger Endorsement (6-E48-07) (December 7, 2007.) (Incorporated herein by reference to Exhibit 4(d) to Registrant's Registration
          Statement on Form N-4, File Nos. 033-65339/811-07463, filed December
          7, 2007.)

5. Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account
          Nine for Variable Annuities' Registration Statement on Form N-4, File
          Nos. 333-65926/811-09411, filed October 31, 2007.)

7.        Specimen Reinsurance Agreement.  (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut effective August 31, 2007.
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Nine for Variable
          Annuities' Registration Statement on Form N-4, File Nos. 333-
          65926/811-09411, filed October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers
          Fund ABD for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Registrant's
          Registration Statement on Form N-4, File Nos. 033-65339/811-07463, filed December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm.  Filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-4,
          File Nos. 333-147885/811-07463, filed on April 8, 2008.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210

Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.


I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.


J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)


K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut.


      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities, L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 30, 2008, there were 1,620 qualified contracts and 1,724 non-qualified contracts of Portfolio Architect; there were 951 qualified contracts and 2,033 non-qualified contracts of Portfolio Architect Select; and there were 118 qualified contracts and 1,685 non-qualified contracts of Premier Advisers (Class I and Class II) offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three

MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Metropolitan Life Variable Annuity Separate Account I

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy              Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 22nd day of May 2008.


                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of May 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File Nos. 333-147885/811-07463, filed on April 8, 2008.

                                  EXHIBIT INDEX


10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.